     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 21, 1998



                                                            File Nos. 333-60705


================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment No. 1   [x]



                             SELECT ADVISORS TRUST A
               (Exact Name of Registrant as Specified in Charter)

           Registrant's Area Code and Telephone Number: (513) 361-7900

                        311 PIKE STREET, CINCINNATI, OHIO
                                      45202
                    (Address of Principal Executive Offices)

                                 ANDREW S. JOSEF
                         INVESTORS BANK & TRUST COMPANY
                200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:

            Mark H. Longenecker, Esq.
            Karen M. McLaughlin, Esq.
            Frost & Jacobs LLP                       Edward G. Harness, Jr.
            2500 East 5th Street                     Touchstone Securities, Inc.
            P.O. Box 5715                            311 Pike Street
            Cincinnati, Ohio 45201-5715              Cincinnati, Ohio  45202

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this Registration Statement.

Title of Securities Being Registered: Class C Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

================================================================================


         The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement will thereafter become effective or on such date as the Commission, acting pursuant to Section 8(a), may determine.

                             SELECT ADVISORS TRUST A
                                    FORM N-14
                              CROSS REFERENCE SHEET

Part A

ITEM NO.                                                          HEADINGS IN PROXY STATEMENT/PROSPECTUS OR SAI
 1. Beginning of Registration Statement and Outside
    Front Cover of Prospectus...................................  Front Cover

 2. Beginning and Outside Back Cover of Prospectus..............  Table of Contents; Available
                                                                  Information

 3. Synopsis Information and Risk Factors.......................  Summary; Risk Factors

 4. Information About the Transaction...........................  Front Cover; Summary;
                                                                  The Proposed Reorganization

 5. Information About the Registrant............................  Prospectus of Select Advisors
                                                                  Trust A, dated May 1, 1998

 6. Information About the
    Company Being Acquired......................................  Prospectus of Select Advisors
                                                                  Trust C, dated May 1, 1998

 7. Voting Information..........................................  Introduction and Voting
                                                                  Information

 8. Interest of Certain Persons and Experts.....................  Interests of Certain Persons in
                                                                  the Reorganization; Miscellaneous

 9. Additional Information Required for Reoffering
    by Persons Deemed to be Underwriters........................  Not applicable

Part B

10. Cover Page .................................................  Cover Page

11. Table of Contents ..........................................  Cover Page

12. Additional Information About the Registrant ................  Statement of Additional
                                                                  Information of Select Advisors
                                                                  Trust A, dated May 1, 1998

13. Additional Information About
    the Company Being Acquired..................................  Statement of Additional
                                                                  Information of Select Advisors
                                                                  Trust C, dated May 1, 1998

14. Financial Statements........................................  Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           TOUCHSTONE FAMILY OF FUNDS

                            SELECT ADVISORS TRUST C

                                                                 October 1, 1998

Dear Shareholder:

     I am writing to ask for your support of an important proposal affecting your Fund.

     Your Fund is a part of Select Advisors Trust C ("Trust C"). After careful consideration, the Board of Trustees of Trust C has unanimously voted in favor of combining Trust C with Select Advisors Trust A ("Trust A"). By combining Trust C with Trust A, your Fund should experience lower operating expenses from a simplified organizational structure (your fund is currently part of a more complicated Hub and Spoke(R) structure).


     You are being asked to approve the combination of your Fund (a "Trust C Fund") with the corresponding fund (each a "Trust A Fund") of Trust A. Please note that by voting "FOR" this proposal, you will not be affecting the value of your investment. At the time the combination occurs you will still own the same number of shares at the same price per share. You will be exposed to no additional investment risk because the investment objective of your Fund and the policies governing the investment of your assets will not change. All costs of the reorganization will be paid by Touchstone Advisors, Inc. (your fund advisor) at absolutely no cost to you. There will be no tax consequences to you as a result of the combination of Trust A and Trust C.


     The proposal will be voted on at an upcoming Special Meeting of Shareholders on Thursday, October 29, 1998. You may vote on this proposal by mail (using the enclosed Proxy Card), fax or in person. PLEASE TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND RETURN THE PROXY CARD TODAY. If you have any questions or need any help in voting your shares, please call us toll-free at 1-800-669-2796.

     The Board of Trustees of Trust C believes this reorganization is in each Fund's and your best interests. I encourage you to vote "FOR" the proposed reorganization as I believe this will enable us to better serve your needs.

     Thank you for investing with Touchstone and for your continued support.

                                          Sincerely,

                                          Edward G. Harness, Jr.
                                          President

                   IMPORTANT INFORMATION YOU SHOULD CONSIDER

     The following is a brief summary of some issues that may be important to you. As is true with any summary, you may have additional concerns or questions that may not be adequately addressed by this summary. As a result, this summary is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. We strongly encourage you to read this entire Proxy Statement/Prospectus for a more detailed description of the proposed reorganization of Trust C. Please read all materials before voting.

PROPOSAL IMPACT

HOW DOES THE PROPOSAL AFFECT ME?

     If the proposed reorganization is approved, the potential benefits include:

     - Lower Fund operating expenses: Your Fund should experience lower operating expenses (such as auditing fees and printing costs) due to the simplified organizational structure.

     - Simplified reporting: Reporting on your Fund should be less complicated as there will be fewer entities, resulting in disclosures that are easier to understand.

     In addition, the proposed reorganization will generally not affect your financial situation:

     - No cost to you: Touchstone Advisors (your Fund advisor) will pay all costs relating to the reorganization.

     - No tax consequences to you:  The exchange of shares will be tax free.

     - No change in the number of shares you own: You will receive Class C shares of Trust A equal to the number of Trust C Fund shares you owned.


     - No change in the value per share that you own or your account value.


WILL THE DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS CHANGE AS A RESULT OF THE REORGANIZATION?

     No. Class C shares of each Trust A Fund will have the same distribution, purchase, redemption and exchange policies and procedures as your Trust C Fund shares.

ARE THE TRUST A FUNDS RISKIER THAN THE TRUST C FUNDS?

     No. Each set of corresponding Funds has the same investment policies, procedures and strategies.

WILL I REALIZE INCOME OR CAPITAL GAINS FOR FEDERAL TAX PURPOSES AS A RESULT OF THE REORGANIZATION?

     No. The exchange of shares in the reorganization will be tax free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

THE PROPOSED REORGANIZATION

WHY IS THIS REORGANIZATION BEING PROPOSED?

     The current mutual fund complex is a Hub and Spoke(R) structure made up of three entities: the Hub Portfolio, Trust A and Trust C. Currently, each Trust A Fund and each Trust C Fund invests its assets in a Hub Portfolio, where they are managed collectively. The proposed reorganization will result in only one surviving entity, Trust A, which will invest the collective assets directly. The Board of Trustees of Trust C has unanimously voted to approve this reorganization.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

     First, each Trust A Fund and each Trust C Fund will withdraw all of their respective assets from the corresponding Hub Portfolio. Next, each Trust C Fund will exchange its assets for Class C shares in the corresponding Trust A Fund. Each Trust C Fund will then distribute these Class C shares of Trust A to you -- the Trust C shareholders. Please note that the value of your account will not change as a result of this reorganization.

WHEN WILL THE REORGANIZATION TAKE PLACE?

     Subject to receiving shareholder approval, the reorganization is expected to take place after the close of business on December 31, 1998.

VOTING

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

     The Board of Trustees has recommended combining each Trust C Fund with the corresponding Trust A Fund. This combination requires shareholder approval. The shareholder meeting will be held on Thursday, October 29, 1998 at 10:00 a.m., Eastern time, at the offices of the Funds, 311 Pike Street, Cincinnati, OH 45202. Shareholders of record as of the close of business on September 24, 1998 are eligible to vote.

HOW DO I VOTE MY SHARES?

     You may vote by mail, fax or in person at the Special Meeting.

     - By mail: Complete, sign and mail the enclosed Proxy Card to us in the postage-paid envelope that has been provided.

     - By fax:  Complete and sign the enclosed Proxy Card and fax both sides to
                      .

     - In person:  Attend and vote your shares at the Meeting.

     Your shares will be voted exactly as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" the reorganization.

IF I SEND MY PROXY IN NOW AS REQUESTED, CAN I CHANGE MY VOTE LATER?

     Yes. A proxy can be revoked at any time by writing to us, by sending us another later dated proxy or by attending the meeting and voting in person. Even if you plan to attend the meeting, we ask that you return the enclosed proxy card. Doing so will help ensure that the meeting is not delayed.

FOR MORE INFORMATION

WHERE CAN I GET MORE INFORMATION ABOUT THE FUNDS?

     A copy of the Trust A Funds' Prospectus accompanies this Proxy Statement. If you would like a copy of the Trust C Funds' Prospectus or either the Trust A Funds' or Trust C Funds' Statement of Additional Information, or most recent Annual Report or Semi-Annual Report to Shareholders, you can contact the Touchstone Family of Funds at 1-800-669-2796.

ALL OTHER QUESTIONS

     For any other questions you may have, please contact the Touchstone Family of Funds at 1-800-669-2796.

                            SELECT ADVISORS TRUST C

                       Touchstone Emerging Growth Fund C
                     Touchstone International Equity Fund C
                      Touchstone Income Opportunity Fund C
                          Touchstone Value Plus Fund C
                       Touchstone Growth & Income Fund C
                           Touchstone Balanced Fund C
                             Touchstone Bond Fund C

                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                           NOTICE OF SPECIAL MEETING

     Notice is hereby given that a Special Meeting (the "Special Meeting") of shareholders of each of Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C (each a "Trust C Fund", and collectively the "Trust C Funds"), each a series of Select Advisors Trust C ("Trust C"), a Massachusetts business trust, will be held on October 29, 1998, at 10:00 a.m., Eastern Time, at the offices of Trust C, 311 Pike Street, Cincinnati, Ohio 45202. At the Special Meeting, shareholders of each Trust C Fund will each be asked to consider and vote upon the following proposal:

          1. To approve an Agreement and Plan of Reorganization and Liquidation and the transactions contemplated thereby, including (a) the transfer of substantially all of the assets and liabilities of each Trust C Fund to the corresponding series of Select Advisors Trust A (a "Trust A Fund"), in exchange for Class C shares of such Trust A Fund, and (b) the distribution of such Trust A Fund's Class C shares to the shareholders of such Trust C Fund.

     Shareholders of record at the close of business on September 24, 1998, are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement. Regardless of whether you plan to attend the Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD(S) so that your shares of the Trust C Funds may be voted in accordance with your instructions. If you are present at the Special Meeting, you may change your vote, if desired, at that time.

                                          By Order of the Board of Trustees.

                                          Andrew S. Josef
                                          Secretary

Cincinnati, Ohio
October 1, 1998

                SELECT ADVISORS TRUST C                                   SELECT ADVISORS TRUST A
                                                                  (Class C Shares of Beneficial Interest)
           Touchstone Emerging Growth Fund C                         Touchstone Emerging Growth Fund A
         Touchstone International Equity Fund C                    Touchstone International Equity Fund A
          Touchstone Income Opportunity Fund C                      Touchstone Income Opportunity Fund A
              Touchstone Value Plus Fund C                              Touchstone Value Plus Fund A
           Touchstone Growth & Income Fund C                         Touchstone Growth & Income Fund A
               Touchstone Balanced Fund C                                Touchstone Balanced Fund A
                 Touchstone Bond Fund C                                    Touchstone Bond Fund A
                    PROXY STATEMENT                                              PROSPECTUS

                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796
                            ------------------------

    This Proxy Statement/Prospectus, which you should read carefully and keep for future reference, contains information that a prospective investor should know before voting. It is being furnished to the shareholders of each of Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C (each a "Trust C Fund, and collectively the "Trust C Funds"), each a series of Select Advisors Trust C ("Trust C"), a Massachusetts business trust, in connection with a proposed transaction (the "Reorganization") whereby the Hub and Spoke(R) structure in which the Trust C Funds presently operate as spokes would be collapsed into a single mutual fund with separate classes of shares, one class of which would have a distribution system and fee structure (including a Rule 12b-1 fee) (the "Class C shares") identical to that of the Trust C Funds, and a second class which would have a distribution system and fee structure (including a Rule 12b-1 fee) identical to that of each of the Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A (each a "Trust A Fund, and collectively the "Trust A Funds"), each a series of Select Advisors Trust A ("Trust A"), a Massachusetts business trust. Each Trust A Fund presently operates as a second spoke of the Hub and Spoke(R) structure. Each Trust C Fund and Trust A Fund currently invests all of its respective investable assets in a corresponding portfolio (each a "Hub Portfolio") of Select Advisors Portfolios (the "Hub Portfolios Trust").


    If the Reorganization is approved, each Trust A Fund will acquire all of the assets (subject to the liabilities) of the corresponding Trust C Fund in exchange for such Trust A Fund's Class C shares. Class C shares of a Trust A Fund so received by each Trust C Fund would be distributed pro rata to shareholders of the Trust C Fund, and the Trust C Fund would be dissolved. As a result of the Reorganization, each shareholder of a Trust C Fund would receive, in exchange for the shares of the Trust C Fund owned by such shareholder, an equal number of the corresponding Trust A Fund's Class C shares. Following the proposed Reorganization, the assets of each Trust C Fund acquired by the corresponding Trust A Fund would continue to be managed under the Trust C Fund's current investment objective and pursuant to its current investment programs and policies, except that, rather than attempting to achieve this investment objective by investing all of the investable assets in a Hub Portfolio, Trust A, on behalf of each Trust A Fund, would attempt to achieve this objective by retaining an investment advisor and sub-advisors to directly manage those assets, together with such Trust A Fund's other assets. Touchstone Advisors, Inc. (the "Advisor"), the current investment advisor to each Hub Portfolio, is expected to continue to serve as the investment advisor to each Trust A Fund pursuant to the terms of an investment advisory agreement substantively identical (including advisory fees provided thereunder) to the current Investment Advisory Agreement by and between the Advisor and the Hub Portfolios Trust (on behalf of each Hub Portfolio), dated September 9, 1994, as amended. It is also anticipated that each investment sub-advisor (each a "Portfolio Advisor") that currently provides investment advisory services to a Hub Portfolio would continue to serve as the Portfolio Advisor to each corresponding Trust A Fund pursuant to the terms of an investment sub-advisory agreement substantively identical (including fees provided thereunder to be paid by the Advisor) to the current respective Investment Sub-Advisory Agreements by and between the Advisor and each Portfolio Advisor.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
        STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

    THE SHARES OF THE TRUST A FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. MUTUAL FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    Upon request and at no cost to a requesting shareholder, Trust C will mail, by first class mail, copies of its Annual Report to Shareholders dated December 31, 1997 and its Semi-Annual Report to Shareholders dated June 30, 1998. Requests should be directed to Trust C at the address or telephone number provided above.

    Additional information about Trust A and Trust C has been filed with the Securities and Exchange Commission (the "Commission") and is available upon oral or written request and without charge. See "Available Information" below.

    This Proxy Statement/Prospectus is first being mailed to shareholders on or about October 1, 1998.

         The date of this Proxy Statement/Prospectus is October 1, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
AVAILABLE INFORMATION.......................................    1
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............    1
INTRODUCTION AND VOTING INFORMATION.........................    1
  Solicitation..............................................    1
  Purpose of Meeting........................................    2
  Quorum and Voting.........................................    2
  Adjournment...............................................    2
INTERESTS OF CERTAIN PERSONS IN THE REORGANIZATION..........    3
RECOMMENDATION OF BOARD OF TRUSTEES.........................    4
PRO FORMA EXPENSE INFORMATION...............................    5
SUMMARY.....................................................    8
  Introduction..............................................    8
  Proposed Reorganization...................................    8
  Comparison of Shares of Trust C Funds to Class C shares of
     Trust A Funds..........................................    9
  Tax Consequences..........................................   10
RISK FACTORS................................................   10
THE PROPOSED REORGANIZATION.................................   10
  Plan of Reorganization and Liquidation....................   10
  Reasons for the Proposed Reorganization...................   11
  Description of Class C Shares of each Trust A Fund........   12
  Tax Considerations........................................   13
  Capitalization............................................   14
MISCELLANEOUS...............................................   14
  Principal Shareholders....................................   14
  Interests of Experts and Counsel..........................   14
  Costs of Solicitation.....................................   14
  Shareholder Meetings......................................   15
APPENDIX A -- Agreement and Plan of Reorganization and
  Liquidation...............................................   16

                             AVAILABLE INFORMATION

     Trust A has filed with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"), with respect to the Class C shares of each Trust A Fund offered hereby. As permitted by the rules and regulations of the Commission, this Proxy Statement/Prospectus and the accompanying Statement of Additional Information omit certain information, exhibits and undertakings contained in the Registration Statement. Such additional information can be inspected at the principal offices of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and copies of the Registration Statement can be obtained from the Commission at prescribed rates by writing to the Commission at such address. For further information, reference is made to the Registration Statement and to the exhibits thereto.

     Trust A and Trust C are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and as such file reports and other information with the Commission. Reports, proxy statements and other information filed with the Commission can be inspected and copied at the Public Reference Facilities of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549, as well as the following regional offices: Seven World Trade Center, 13th Floor, New York, New York 10048; and CitiCorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

     No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus in connection with the offer contained herein and, if given or made, such other information or representations must not be relied upon as having been authorized by Trust C or Trust A. This Proxy Statement/Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it would be unlawful to make such offer in such state or jurisdiction. Neither the delivery of this Proxy Statement/Prospectus nor any sale hereunder shall under any circumstances create any implication that there have been no changes in the affairs of Trust C or Trust A subsequent to the date of this Proxy Statement/Prospectus.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

     A Statement of Additional Information, dated October 1, 1998, relating to the proposed Reorganization described in this Proxy Statement/Prospectus (the "Reorganization SAI") has been filed with the Commission and is incorporated by reference herein. A copy of the Reorganization SAI may be obtained without charge by writing to or calling Trust A at the above address or telephone number. The Trust C Funds' current Prospectus dated May 1, 1998, as supplemented to date (the "Trust C Prospectus") has been filed with the Commission as part of Post-Effective Amendment No. 6 to Trust C's Registration Statement on Form N-1A (1933 Act Reg. No. 33-76146; 1940 Act File No. 811-8404), and is incorporated by reference herein. The Trust A Funds' current Prospectus dated May 1, 1998, as supplemented to date (the "Trust A Prospectus") has been filed with the Commission as part of Post-Effective Amendment No. 6 to Trust A's Registration Statement on Form N-1A (1933 Act Reg. No. 33-75764; 1940 Act File No. 811-8380), and is incorporated by reference herein. A copy of the Trust A Prospectus accompanies this Proxy Statement/Prospectus.

     All information contained in this Proxy Statement/Prospectus relating to Trust C and/or the Trust C Funds has been supplied by Trust C, and all information relating to Trust A and/or the Trust A Funds has been supplied by Trust A.

                      INTRODUCTION AND VOTING INFORMATION

SOLICITATION

     This Proxy Statement/Prospectus is being furnished to the shareholders of each Trust C Fund in connection with the solicitation of proxies by Trust C's Board of Trustees to be used at a Special Meeting of

Shareholders (the "Special Meeting") to be held on Thursday, October 29, 1998 at 10:00 a.m., Eastern time, at the offices of Trust C, 311 Pike Street, Cincinnati, Ohio 45202.

PURPOSE OF MEETING

     The purpose of the Special Meeting is to consider and vote upon an Agreement and Plan of Reorganization and Liquidation (the "Plan") pursuant to which each Trust C Fund would be reorganized into a specially-designated class of shares of beneficial interest of the corresponding Trust A Fund. A copy of the proposed Plan is attached as Appendix A to this Proxy Statement/Prospectus.

QUORUM AND VOTING

     The presence at the Special Meeting, in person or by proxy, of shareholders representing a majority of all shares of each Trust C Fund entitled to vote on a matter constitutes a quorum for the transaction of business by that Fund.

     Broker non-votes are proxies from brokers or other nominee owners indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote the shares as to a matter with respect to which the brokers or other nominee owners do not have discretionary power to vote. In tabulating votes on any matter, abstentions and broker non-votes will be counted as represented for purposes of determining the presence or absence of a quorum, and as such will have the effect of a no vote for purposes of Proposal 1.

     Shares represented by properly executed proxies received by Trust C will be voted at the Special Meeting and any adjournment thereof in accordance with the terms of such proxies. However, if no instructions are specified on a signed proxy received from a shareholder, the shares will be voted "FOR" Proposal 1. A shareholder may revoke his or her proxy at any time prior to the voting thereof by filing a written notice of revocation with the Secretary of Trust C or by delivering a duly executed proxy bearing a later date.

     Shareholders of record at the close of business on September 24, 1998 (the "Record Date") will be entitled to one vote on each matter presented for each share so held. The number of shares of beneficial interest of each Trust C Fund outstanding on that date is set forth below.

                            FUND                              NUMBER OF SHARES OUTSTANDING
                            ----                              ----------------------------
Touchstone Emerging Growth Fund C...........................
Touchstone International Equity Fund C......................
Touchstone Income Opportunity Fund C........................
Touchstone Value Plus Fund C................................
Touchstone Growth & Income Fund C...........................
Touchstone Balanced Fund C..................................
Touchstone Bond Fund C......................................

     To be approved, the Plan and the Reorganization contemplated thereby will require the affirmative vote of "a majority of the outstanding voting securities" of each Trust C Fund, as that term is defined in the 1940 Act. A majority of the outstanding voting securities means the lesser of (1) 67% or more of a Trust C Fund's shares present at a meeting, if shareholders who are the owners of more than 50% of such Fund's shares then outstanding are present in person or by proxy; or (2) more than 50% of a Trust C Fund's outstanding shares.

ADJOURNMENT

     In the event that sufficient votes in favor of Proposal 1 are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to such proposal. The Special Meeting also may be adjourned in the event certain issues under the 1940 Act relating to the transactions contemplated by the Plan have not been resolved to the mutual satisfaction of Trust A and Trust C by the scheduled time of the Special Meeting. See "The Proposed Reorganization -- Agreement and Plan of Reorganization and Liquidation."

Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of such proposal. They will vote against any such adjournment those proxies required to be voted against such proposal.

               INTERESTS OF CERTAIN PERSONS IN THE REORGANIZATION

     Trust C presently is part of a two tiered, master/feeder mutual fund complex known as a Hub and Spoke(R) structure. In this structure, each Trust C Fund (each of which sometimes is referred to as a spoke) invests all of its investable assets in the corresponding Hub Portfolio. In theory, other investment vehicles, such as other investment companies, retirement plans, trust accounts, and other entities, could become additional spokes of a Hub Portfolio and invest assets in such Hub Portfolio. At the Hub Portfolio level, assets so invested would be aggregated with assets invested by other spokes and would be commonly managed. Like each Trust C Fund, each Trust A Fund is a mutual fund which invests all of its investable assets in the corresponding Hub Portfolio.

     Each Trust A Fund's capital structure presently consists of a single class of shares of beneficial interest. However, the Board of Trustees of Trust A has adopted an operating plan and taken other actions necessary to retitle (without altering the rights and privileges) each Trust A Fund's presently authorized class of shares of beneficial interest as Class A shares of beneficial interest (the "Class A shares"), and to designate other classes of shares, Class C shares of beneficial interest (the "Class C shares") and Class Y shares of beneficial interest (the "Class Y shares"), within each Trust A Fund. The Reorganization involves the collapsing of the Hub and Spoke(R) structure into the multi-class structure of Trust A (which would then be renamed to eliminate the "A" designation), and eliminating each Hub Portfolio, each Trust C Fund and the respective investment companies of which they are series. Following the Reorganization, all of the assets of each Trust C Fund and the corresponding Trust A Fund presently invested in the corresponding Hub Portfolio would be held by the Trust A Fund, all of the presently outstanding shares of the Trust C Fund would be converted into an equal number of the Trust A Fund's Class C shares, and all of the currently outstanding shares of the Trust A Fund would be designated as such Trust A Fund's Class A shares (but would not otherwise be affected).


     Under the present Hub and Spoke(R) structure, the Advisor, the Portfolio Advisors, Investors Bank & Trust Company ("Investors Bank") and State Street Bank and Trust Company ("State Street") each provide various services to the Hub Portfolios, the Trust C Funds and the Trust A Funds, and receive fees for doing so (see the section of the accompanying Trust C Prospectus captioned "Management of the Trust and the Funds" for a detailed description of such services and their related compensation). It is anticipated that, following the Reorganization, the Advisor, each Portfolio Advisor, Investors Bank and State Street will continue to provide comparable services to the Trust A Funds with respect to both the Class C shares and the Class A shares of each Trust A Fund for the same or lower fees as presently paid in the aggregate by the Hub Portfolios, the Trust A Funds and the Trust C Funds, as the case may be, all pursuant to new or amended agreements to be executed between Trust A (on behalf of each Trust A Fund) and the Advisor, each Portfolio Advisor, Investors Bank and State Street, as the case may be, with terms substantively identical to the current service agreements relating to such services.


     It is anticipated that the Reorganization will result in an overall reduction in the expenses that will be allocated to Class C shares and Class A shares of each Trust A Fund. It should be noted, however, that Touchstone Advisors has voluntarily agreed (the "Sponsor Agreement") to "cap" the operating expenses of each Trust C Fund and each Trust A Fund and the corresponding Portfolios by waiving or reimbursing certain of those expenses, and has agreed that upon consummation of the Reorganization it will continue, for a time, to "cap" the operating expenses of Class C shares and Class A shares of each Trust A Fund, all as set forth below under "Pro Forma Expense Information." This means that while such waivers or reimbursements continue, a reduction of each Trust A Fund's expenses will benefit Touchstone Advisors to the extent that it reduces the amount that must be waived or reimbursed. Nevertheless, if (i) the Reorganization reduces the expenses of a Trust A Fund such that its total operating expenses fall below the level at which Touchstone Advisors has agreed to cap such expenses, or (ii) Touchstone Advisors decides to stop waiving or reimbursing a Fund's operating expenses, any reduction in the expenses allocated to Class C shares and Class A shares of each Trust A Fund that may result from the Reorganization will directly benefit shareholders.

     The Sponsor Agreement may be terminated, by Touchstone Advisors at the end of any calendar quarter, or by Trust A or Trust C on not less than 30 days' prior written notice. Touchstone Advisors has advised Trust A and Trust C that it will continue the Sponsor Agreement through at least December 31, 1999.


     It is also possible that the Reorganization potentially could, by making investment in each Trust A Fund's Class A and Class C shares more attractive as compared to investment in shares of the Trust C Funds and the Trust A Funds, indirectly cause an increase in the total assets invested in the complex. Because certain of the service fees payable to the Advisor, the Portfolio Advisors, Investors Bank and State Street are based on average daily net assets, the increased asset size could result in greater fees payable to such parties over the long term. Each such party may be deemed to have an indirect financial interest in the Reorganization by virtue of the potential increase in assets and related potential increase in fees payable to them.



     The following table shows the percentage of outstanding shares of each Trust A Fund and each Trust C Fund owned of record by Western-Southern Life Assurance Company ("the Company") or The Western and Southern Life Insurance Company ("Western Southern Life"), each an affiliate of the Advisor, on September 24, 1998. Each is organized under the laws of the State of Ohio and their principal offices are located at 400 Broadway, Cincinnati, Ohio 45202.


TRUST C FUND                                              COMPANY    WESTERN SOUTHERN LIFE
------------                                              -------    ---------------------
Emerging Growth Fund C.................................. 55.69%                 0.00%
International Equity Fund C............................. 69.71%                 0.00%
Income Opportunity Fund C............................... 34.12%                 0.00%
Value Plus Fund C.......................................  0.00%                99.76%
Growth & Income Fund C..................................  7.88%                 0.00%
Balanced Fund C......................................... 52.70%                 0.00%
Bond Fund C............................................. 13.79%                 0.00%

     Since the Company or Western Southern Life owns more than 5% of the outstanding shares of each Trust C Fund, each arguably would have the ability to influence the proposed Reorganization based on its ownership of shares of a Trust C Fund.

     In order to address the policy concerns underlying Section 17(a) of the 1940 Act and Rule 17a-8 promulgated thereunder with respect to the influence of persons affiliated with an investment company due to share ownership, each of the Company and Western Southern Life has agreed to vote the shares of any Trust C Fund that it owns in the same proportion as the vote of all other shareholders of the relevant Trust C Fund. By so "echo voting," the Company and Western Southern Life will, in effect, allow the remaining Trust C shareholders to approve or disapprove the proposed Reorganization. This method of voting ensures that neither the Company nor Western Southern Life will improperly influence Trust C, any Trust C Fund or the terms of the proposed Reorganization.



     Trust A, Trust C, the Hub Portfolios Trust and certain affiliated persons (the "Applicants") have submitted an application (the "Application") to the Commission for an Order (the "Order"), pursuant to Section 6(c) and Section 17(b) of the 1940 Act, exempting the Applicants from the provisions of Section 17(a) of the 1940 Act to permit them to implement the proposed Reorganization.
Section 17(a) generally prohibits any affiliated person, or any affiliated person of an affiliated person, of a registered company, acting as principal, from knowingly purchasing any security from, or selling any security to, the investment company. Due to certain affiliations between and among the Applicants and the redemptions in kind that will be effected as part of the proposed Reorganization, which may be deemed to be purchases and sales of securities,
Section 17(a) may be applicable to the proposed Reorganization and may prohibit the Applicants from implementing the proposed Reorganization unless the Applicants obtain the Order. Section 6(c) and Section 17(b) permit the Commission to issue an order of exemption if the applicable statutory standards are met. In the Application, the Applicants have asserted that they meet the applicable statutory standards because (1) the terms of the proposed Reorganization are reasonable and fair and do not involve overreaching on the part of any person concerned, and (2) the proposed Reorganization will be consistent with the policies of each of Trust A, Trust C and the Hub Portfolios Trust, the protection of investors, and the general purposes of the Act.

     If the Commission does not issue the Order, the Board of Trustees of Trust A, Trust C and the Hub Portfolios Trust will take such actions as it deems appropriate and in the best interest of the shareholders of Trust A and Trust C and the interest holders of the Hub Portfolios Trust, including consideration of other options, such as restructuring the proposed Reorganization, eliminating the Hub and Spoke structure by other means, implementing additional strategies to take advantage of the Hub and Spoke structure, or maintaining the current Hub and Spoke structure. The Reorganization as proposed will not be consummated if the Commission does not issue the requested Order.


     For a listing of persons and entities owning beneficially or of record 5% or more of the shares of each Class C Fund outstanding and entitled to vote at the Special Meeting, see the section of this Proxy Statement/ Prospectus captioned "Miscellaneous -- Principal Shareholders."

                      RECOMMENDATION OF BOARD OF TRUSTEES

     THE BOARD OF TRUSTEES OF TRUST C UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH TRUST C FUND VOTE "FOR" APPROVAL OF THE PLAN. In doing so, the Trustees have acted in what they believe to be the best interests of the shareholders of each Trust C Fund, and have determined that the interests of the existing shareholders of each Trust C Fund will not be diluted as a result of the proposed Reorganization.

                         PRO FORMA EXPENSE INFORMATION


     The following tables provide: (1)(a) a summary of expenses relating to purchases and sales of shares of each Trust C Fund, and the aggregate annual operating expenses for each Trust C Fund and the corresponding Hub Portfolio, as a percentage of average net assets of each Trust C Fund, and (b) the pro forma comparison of expenses estimated with respect to purchases and sales of the Class C shares of each Trust A Fund, and the annual operating expenses of each Trust A Fund allocated to the Class C shares, as a percentage of average net assets allocated to the Class C shares; (2)(a) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Trust C Fund; and
(b) a pro forma comparison of the example illustrating the dollar cost of the pro forma estimated expenses of the Class C shares of the corresponding Trust A Fund. Shares of each Trust C Fund are sold, and Class C shares of each Trust A Fund will be sold, without an initial sales charge.




                                         TRUST C  CLASS C    TRUST C     CLASS C    TRUST C         CLASS C
SHAREHOLDER                              VALUE    VALUE      EMERGING    EMERGING   INTERNATIONAL   INTERNATIONAL
TRANSACTION                              PLUS     PLUS       GROWTH      GROWTH     EQUITY          EQUITY
EXPENSES                                 FUND*    FUND*      FUND        FUND       FUND            FUND
-----------                              -----    -----    --------    -------- -------------   -------------
Maximum Sales Charge(1).........         None     None       None        None       None            None
  Annual Fund Operating Expenses
    (as a percentage of average
    daily net assets)
Advisory Fee....................         0.75%    0.75%      0.80%       0.80%      0.95%           0.95%
Rule 12b-1 Fees.................         1.00%    1.00%      1.00%       1.00%      1.00%           1.00%
Other Expenses(2) (before waiver
  or reimbursement).............         1.85%    1.14%      4.91%       3.15%      3.63%           2.63%
                                         ----     ----     ------        ----       ----            ----
Total Operating Expenses(2)
  (before waiver or
  reimbursement)................         3.60%    2.89%      6.71%       4.95%      5.58%           4.58%
                                         ====     ====     ======        ====       ====            ====




                                    TRUST C      CLASS C                               TRUST C         CLASS C
SHAREHOLDER                         GROWTH &     GROWTH &      TRUST C    CLASS C      INCOME          INCOME        TRUST C CLASS C
TRANSACTION                         INCOME       INCOME        BALANCED    BALANCED    OPPORTUNITY     OPPORTUNITY   BOND     BOND
EXPENSES                            FUND         FUND           FUND        FUND        FUND           FUND          FUND     FUND
-----------                         --------     --------    --------    --------       -----------    -----------   -----   ----
Maximum Sales Charge(1).........    None         None          None        None         None           None          None     None
  Annual Fund Operating Expenses
    (as a percentage of average
    daily net assets)
Advisory Fee....................     0.80%        0.80%        0.80%       0.80%        0.65%          0.65%          0.55%   0.55%
Rule 12b-1 Fees.................     1.00%        1.00%        1.00%       1.00%        1.00%          1.00%          1.00%   1.00%
Other Expenses(2) (before waiver
  or reimbursement).............     5.89%        1.40%        4.37%       3.62%        3.73%          2.43%         11.00%   1.49%
                                     ----         ----         ----        ----         ----           ----          -----    ----
Total Operating Expenses(2)
  (before waiver or
  reimbursement)................     7.64%        3.20%        6.17%       5.42%        5.38%          4.08%         12.55%   3.04%
                                     ====         ====         ====        ====         ====           ====          =====    ====


---------------
  * Expenses for the Touchstone Value Plus Fund of Trust C and the corresponding Hub Portfolio and for the Class C shares of the Value Plus Fund of Trust A are expressed as a percentage of such Fund's projected average daily net assets and are based on estimates of expenses to be incurred during the fiscal year ending December 31, 1998.

(1) A contingent deferred sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

]

(2) The "Total Operating Expenses" charged to each Trust C Fund and the corresponding Hub Portfolio or Class C shares of each Trust A Fund were capped by the Advisor and did not exceed the percentages listed below.
    In order to make the "Other Expenses" and the "Total Operating Expenses" in the above table comparable between each Trust C Fund and the Class C shares of each Trust A Fund, the hub's waiver has been included in both amounts.


  Expense Caps

     Touchstone Advisors has agreed to waive or reimburse certain of the Operating Expenses of each Trust C Fund and the corresponding Portfolio and Class C shares of each Trust A Fund (as used herein, "Operating Expenses" includes amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) such that, after such waivers or reimbursements, the aggregate Operating Expenses of each Trust C Fund and the corresponding Portfolio or Class C shares of each Trust A Fund will not exceed on an annual basis the "Total Operating Expenses" listed below (the "Expense Caps"). The Sponsor Agreement may be terminated by the Sponsor at the end of any calendar quarter, or by Trust A or Trust C on not less than 30 days' prior written notice. Touchstone Advisors has advised Trust A and Trust C that it will waive or reimburse expenses under the Sponsor Agreement through December 31, 1999.

     While such waivers or reimbursements continue, a reduction of each Trust A Fund's expenses will benefit Touchstone Advisors to the extent that it reduces the amount that must be waived or reimbursed. See "Interests of Certain Persons in the Reorganization."


     For the fiscal year ended December 31, 1997, with the Expense Caps, "Other Expenses" and "Total Operating Expenses" of each Trust C Fund and its corresponding Portfolio were the following respective percentages of the Fund's average daily net assets: Emerging Growth Fund, 0.45%, 2.25%; International Equity Fund, 0.40%, 2.35%; Growth & Income Fund, 0.25%, 2.05%; Balanced Fund, 0.30%, 2.10%; Income Opportunity Fund, 0.30%, 1.95%; and Bond Fund, 0.10%, 1.65%. For the Value Plus Fund and the corresponding Portfolio for the year ending December 31, 1998, with the Expense Caps, "Other Expenses" and "Total Operating Expenses" will be 0.30% and 2.05%, respectively, of the Fund's projected average daily net assets.



     Example. You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return; (2) the total operating expense ratio included in the table above; and (3) redemption at the end of each time period:




                          TRUST C   CLASS C  TRUST C     CLASS C    TRUST C         CLASS C
SHAREHOLDER               VALUE     VALUE    EMERGING    EMERGING   INTERNATIONAL   INTERNATIONAL
TRANSACTIONS               PLUS      PLUS     GROWTH      GROWTH       EQUITY        EQUITY
EXPENSES                   FUND      FUND      FUND        FUND         FUND          FUND
------------              ------    ------   --------    --------   ------------- -------------
1 Year..................  $  363    $  292   $  665       $  495     $  556        $  459
3 Years.................  $1,103    $  895   $1,962       $1,486     $1,659        $1,383
5 Years.................  $1,864    $1,523   $3,214       $2,478     $2,750        $2,314
10 Years................  $3,862    $3,214   $6,163       $4,962     $5,421        $4,677




                                    TRUST C   CLASS C                           TRUST C     CLASS C
SHAREHOLDER                         GROWTH &  GROWTH &    TRUST C   CLASS C       INCOME     INCOME      TRUST C  CLASS C
TRANSACTIONS                         INCOME    INCOME     BALANCED  BALANCED    OPPORTUNITY OPPORTUNITY   BOND    BOND
EXPENSES                              FUND      FUND        FUND      FUND         FUND        FUND       FUND    FUND
------------                        --------  --------    --------  --------    ----------- -----------  ------    ------
1 Year..................            $  754    $  323      $  613    $  541       $  537     $  410       $1,208    $  307
3 Years.................            $2,203    $  986      $1,819    $1,616       $1,605     $1,241       $3,356    $  939
5 Years.................            $3,576    $1,674      $2,996    $2,682       $2,665     $2,087       $5,193    $1,596
10 Years................            $6,704    $3,503      $5,821    $5,308       $5,279     $4,273       $8,700    $3,355


     The purpose of this table is to assist a shareholder in understanding the various costs and expenses that a shareholder in a Trust C Fund or Class C shares of a Trust A Fund will bear directly or indirectly. This example should not be considered to be a representation of past or future expenses; actual expenses may be greater or less than those shown. Moreover, although the table assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. Because each Fund makes payments under a distribution and services plan in accordance with Rule 12b-1, a shareholder who holds shares of a Fund for an extended period of time may pay a combination of sales load and 12b-1 fees in excess of the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement/ Prospectus, the Trust C Prospectus incorporated by reference herein and the Trust A Prospectus incorporated herein and being delivered herewith. This summary is not intended to be complete and is qualified in all respects by reference to the more detailed information appearing elsewhere in this Proxy Statement/ Prospectus, the Trust C Funds' Prospectus and the Trust A Funds' Prospectus.

INTRODUCTION

     Each Trust A Fund and each Trust C Fund currently constitute spokes of a Hub and Spoke(R) mutual fund complex with respect to which the corresponding Hub Portfolio functions as the Hub. In this structure, each Trust A Fund and each Trust C Fund invest all of their investable assets in the corresponding Hub Portfolio, where such assets are managed collectively under the common investment objective of such Trust A Fund and Trust C Fund. This structure requires the maintenance of three separate registered investment companies, which results in duplicate costs and expenses to shareholders.

     The Board of Trustees of Trust C originally anticipated that the Hub & Spoke(R) structure would permit additional spokes to be added to the complex, and that the asset growth attributable to the addition of such spokes would spread the fixed costs of the complex over a broader base of assets and would ultimately result in a reduced expense ratio to shareholders of each Trust C Fund. However, no new spokes have been added, and the Board of Trustees believes that the addition of new spokes in the future is unlikely and any anticipated benefits related to the Hub and Spoke(R) structure are not likely to materialize.

     The Board of Trustees believes that certain duplicate expenses could be eliminated and efficiencies could be gained if this Hub and Spoke(R) structure were collapsed into a single mutual fund, multi-class structure within Trust A, including a class of shares designated as Class C which would have characteristics substantially similar to shares of the Trust C Funds, and a class of shares designated as Class A which would be identical (except in name) to the presently-designated, single class of shares of each Trust A Fund. Trust A would also include a class of shares designated as Class Y which would be offered to institutional investors. There may also be additional Classes of shares.

     The proposed Reorganization consists of a series of steps and procedures which ultimately will result in all of the investable assets of each Hub Portfolio being transferred to the corresponding Trust A Fund (subject to their liabilities), all of the presently outstanding shares of the Trust C Funds being converted into an equal number of the corresponding Trust A Fund's newly-designated Class C shares, and all of the presently outstanding shares of each Trust A Fund being redesignated (but otherwise being unaffected) as each Trust A Fund's Class A shares. The Hub Portfolios Trust and Trust C would then be dissolved.

PROPOSED REORGANIZATION

     The Plan is a contract between Trust A (on behalf of each Trust A Fund) and Trust C (on behalf of each Trust C Fund) which describes the essential terms of the proposed Reorganization. Immediately prior to consummation of the Plan, each of the Trust C Funds and Trust A Funds would withdraw from the Hub Portfolios their respective assets, subject to their liabilities. The Plan provides that each Trust A Fund would then acquire all of the assets, subject to the liabilities, of the corresponding Trust C Fund, in exchange for such Trust A Fund's Class C shares. The number of a Trust A Fund's Class C shares to be issued in the exchange would be equal to the number of shares of each Trust C Fund outstanding at the close of business on the date of consummation of the Reorganization or, if such date is not a business day, then at the close of business on the last business day preceding such closing date (the "Effective Time"). Each Trust A Fund's Class C shares so issued immediately would be distributed pro rata to shareholders of each Trust C Fund. As a result, each shareholder of each Trust C Fund would receive in exchange for such shareholder's shares of such Trust C Fund an equal number of the corresponding Trust A Fund's Class C shares. Following the acquisition of each Trust C Fund's assets by the corresponding Trust A Fund and the distribution to its shareholders of the corresponding Trust A Fund's Class C shares, Trust C would be dissolved.

     Following the Reorganization, the Advisor and relevant Portfolio Advisor(s) would continue to manage the assets transferred to each Trust A Fund under the same investment objective as that under which the Advisor and relevant Portfolio Advisor(s) presently manage the assets of each Trust C Fund and each Trust A Fund invested in the Hub Portfolios. Additionally, pursuant to an operating plan adopted by the Board of Trustees of Trust A, income earned on such investments and operating expenses of each Trust A Fund would be allocated between the Classes of shares in substantially the same manner as income and expenses presently are allocated between each Trust C Fund and each Trust A Fund.

COMPARISON OF SHARES OF TRUST C FUNDS TO CLASS C SHARES OF TRUST A FUNDS

     Investment Objective and Policies. The investment objectives, investment program and policies and investment limitations under which the assets of each Trust C Fund presently are managed would not be affected by the proposed Reorganization, except that, rather than investing all of its investable assets in the corresponding Hub Portfolio to be commingled and commonly managed with the assets of other spokes, each Trust A Fund would attempt to achieve its investment objective by engaging an investment adviser to directly manage its assets.

     Investment Management. The investable assets of each Trust C Fund presently are invested in the corresponding Hub Portfolio where they are managed by the Advisor and Portfolio Advisors collectively with the investable assets of the corresponding Trust A Fund. Following the Reorganization, the Advisor and Portfolio Advisors would continue to serve as investment advisers with respect to the assets of each Trust C Fund to be transferred to the corresponding Trust A Funds pursuant to new investment advisory and investment sub-advisory agreements to be entered into by Trust A, on behalf of each Trust A Fund. The new investment advisory and investment sub-advisory agreements would have terms and conditions, including advisory fees provided thereunder, substantively identical to the terms and conditions of the current investment advisory and investment sub-advisory agreements.

     Administrative Services. Investors Bank presently serves as Administrator and Fund Accounting Agent for each Trust C Fund and each Trust A Fund, and also serves as Administrator, Fund Accounting Agent, Custodian, Transfer Agent and Dividend Paying Agent for the Hub Portfolios. State Street Bank and Trust Company presently serves as Transfer Agent and Dividend Paying Agent for each Trust C Fund and each Trust A Fund. It is anticipated that, following the Reorganization, Investors Bank would continue to serve as Administrator and Fund Accounting Agent and that State Street Bank and Trust Company would continue to act as Transfer Agent and Dividend Paying Agent, with respect to each Class of each Trust A Fund.

     It is anticipated that the fees to be paid by Trust A for the services described in the preceding paragraph would be the same or lower than the aggregate amount currently being paid with respect to Trust A, Trust C and the Hub Portfolios.

     Purchases and Redemptions. Following the Reorganization, investors (including current shareholders of each Trust C Fund who receive Class C shares of each Trust A Fund in the Reorganization) would be able to purchase and redeem shares in substantially the same manner and subject to the same conditions as shares of each Trust C Fund presently are purchased and redeemed. For a summary of the procedures and conditions applicable to purchases and redemptions of shares of each Trust A Fund, see the Trust A Funds' Prospectus that accompanies this Proxy Statement/Prospectus.

     Capital Structure. Class C shares of each Trust A Fund will represent a class of a multi-class series of shares separately designated within the shares of beneficial interest of a Massachusetts business trust. Shares of each Trust C Fund represent shares of a separately designated series of a Massachusetts business trust. This distinction, together with the elimination of the two-tiered Hub and Spoke(R) structure, results in very minor differences in voting rights and other rights and privileges between Class C shares of each Trust A Fund and shares of each Trust C Fund. These differences are described in more detail in the section of this Proxy Statement/Prospectus captioned "The Proposed Reorganization -- Description of Class C Shares of each Trust A Fund."

TAX CONSEQUENCES

     It is a condition to the consummation of the transactions described in the Plan that each of Trust C and Trust A must have obtained an opinion of Frost & Jacobs LLP, legal counsel to Trust C and Trust A, to the effect that the Reorganization will constitute a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no gain or loss will be recognized by any Trust C Fund, any Trust A Fund or their respective shareholders. See "The Proposed Reorganization -- Tax Considerations."

                                  RISK FACTORS

     Investment in Class C shares of each Trust A Fund involves certain risks, which are the same as risks associated with shareholders current investment in shares of each Trust C Fund. See the Trust C Funds' Prospectus or the Trust A Funds' Prospectus for a description of various risks associated with the investment strategies of each Trust C Fund and each Trust A Fund.

                          THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


     The terms and conditions under which the proposed Reorganization would be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus. Unless otherwise defined herein, defined terms used in this section shall have the meaning assigned in the Plan.


     Immediately prior to consummation of the Plan, each Trust C Fund and each Trust A Fund would withdraw their respective investable assets, subject to their liabilities, from the corresponding Hub Portfolio. The Plan contemplates that shares of the presently-designated single class of shares of each Trust A Fund outstanding immediately prior to the Reorganization automatically would be redesignated (but otherwise unaffected) as Class A shares of each such Trust A Fund as of the Effective Time of the Reorganization.

     The Plan further contemplates that each Trust C Fund concurrently would transfer all of its assets, subject to its liabilities, to the corresponding Trust A Fund in exchange solely for newly-designated Class C shares of such Trust A Fund. The Class C shares of such Trust A Fund would be deemed to be distributed immediately on a pro rata basis to the shareholders of the corresponding Trust C Fund. It is presently anticipated that the Effective Time of the Reorganization will be the close of business on December 31, 1998 (the last business day of 1998), provided all conditions of the Plan are fulfilled or waived. The date of the Effective Time may be extended to a later date by the Board of Trustees of Trust C and/or the Board of Trustees of Trust A.

     The assets of each Trust C Fund to be acquired by each Trust A Fund would include all property, including without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivable), any claims or rights of action or rights to register shares under applicable securities laws, and other property owned by each Trust C Fund and any deferred or prepaid expenses shown as an asset on the books of each Trust C Fund at the Effective Time, all of which are consistent with the investment limitations of the corresponding Trust A Fund. Each Trust A Fund would assume from each Trust C Fund all liabilities, expenses, costs, charges and reserves of the corresponding Trust C Fund of whatever kind or nature, provided that each Trust C Fund utilizes its best efforts to discharge all of its known debts, liabilities, obligations and duties prior to the Effective Time. In exchange for all of the assets and liabilities of each Trust C Fund, the corresponding Trust A Fund would deliver to shareholders of each Trust C Fund Class C shares. The assets and liabilities of each Trust C Fund so transferred to and assumed by the corresponding Trust A Fund would be allocated to the Class C shares of each Trust A Fund issued to shareholders of each Trust C Fund in exchange for their shares of each Trust C Fund.

     The value of each Trust C Fund's assets and liabilities to be acquired by the corresponding Trust A Fund would be determined as of the Effective Time in accordance with the policies and procedures set forth in the Trust A Fund's Prospectus. The number of Class C shares of each Trust A Fund to be issued in exchange for the net assets of each Trust C Fund would be equal to the number of shares of each Trust C Fund outstanding as of the Effective Time. Accordingly, shares of each Trust C Fund held immediately prior to the Effective Time would be converted into an equal number of Class C shares of the corresponding Trust A Fund.

     As soon as practicable after the Closing Date, each Trust C Fund would liquidate and distribute pro rata to its shareholders of record the Class C shares of the corresponding Trust A Fund received by such Trust C Fund. Such liquidation and distribution would be accomplished by opening accounts on the books of Trust A in the names of shareholders of each Trust C Fund and by transferring the Class C shares of each Trust A Fund credited to the account of each Trust C Fund on the books of Trust A. Each account opened would represent the number of Class C shares of the corresponding Trust A Fund equal to the number of shares of each Trust C Fund held by such shareholder as of the Effective Time. Fractional Class C shares of each Trust A Fund would be rounded to the nearest thousandth of a share.

     Any transfer taxes payable upon issuance of the Class C shares of each Trust A Fund in a name other than the name of the registered holder of the shares on the books of each Trust C Fund as of that time must be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Trust C with respect to each Trust C Fund would continue to be the responsibility of Trust C up to and including the Effective Time and such later date on which each Trust C Fund is liquidated and Trust C is dissolved.


     Conditions to the closing of the Reorganization include a condition that each of Trust C and Trust A must receive an opinion from Frost & Jacobs LLP regarding certain tax aspects of the Reorganization. See "The Proposed Reorganization -- Tax Considerations." Also, Trust C and Trust A have requested that the Office of the Chief Counsel of the Commission's Division of Investment Management respond in writing with interpretive guidance regarding certain technical and legal issues that the Reorganization potentially raises under the provisions of the 1940 Act and the Rules promulgated thereunder. If the staff of the SEC has not responded favorably to that request the closing of the Reorganization may be postponed until such time as Trust C and Trust A receive a favorable response or the issues are otherwise resolved to the mutual satisfaction of Trust A and Trust C.


     The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of each Trust C Fund, prior to the Closing Date. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Special Meeting which would detrimentally affect the value of the Class C shares of each Trust A Fund to be distributed.


     The costs of the Reorganization, including legal, accounting and other professional fees and the cost of soliciting proxies for the Special Meeting (consisting principally of printing and mailing expenses), together with the cost of any supplementary solicitation, will be borne by the Advisor and/or its affiliates. The total estimated costs for the proposed Reorganization are approximately $182,000.


REASONS FOR THE PROPOSED REORGANIZATION

     The Board of Trustees of Trust C, including all of the non-interested Trustees, has unanimously determined that the interests of the existing shareholders of each Trust C Fund will not be diluted as a result of the proposed transaction, and that the proposed transaction is in the best interests of each Trust C Fund.

     The Board of Trustees based its decision to recommend the Reorganization on an inquiry into a number of factors, including the following:

          1. The identity of the objectives, policies and restrictions of each Trust A Fund with those of the corresponding Trust C Fund;

          2. The cost savings that potentially may be achieved by collapsing the Hub and Spoke(R) structure into a single, multi-class mutual fund structure through the elimination of duplicate expenses;

          3. The reduced expense ratio that potentially may result from the Reorganization;

          4. The likelihood that a simplified structure would be more attractive to prospective investors, and the greater likelihood of asset growth as a result of such more attractive structure;

          5.  The tax-free nature of the Reorganization; and

          6.  Alternative options to the Reorganization.

     There are certain duplicate costs associated with maintaining the Hub and Spoke(R) structure, which requires maintaining three separate investment companies. Among others, these include SEC and state registration fees associated with three separate entities, franchise and qualification fees associated with three separate business entities, three separate audit fees, and legal costs associated with maintaining three separate business entities. In addition, the Board of Trustees believes that a simplified multi-class structure will make investment in each Trust A Fund's Class A and Class C shares more attractive to investors, and will increase the opportunity of future asset growth. Any such asset growth potentially will enable the shareholders of Trust A (including those that were formerly shareholders of each Trust C Fund) to obtain economies of scale by spreading certain expenses over a larger asset base and by potentially reaching asset breakpoints in the rate of investment advisory or other fees. There can be no assurance, however, that such asset growth, economies of scale or a lower overall expense ratio will be attained.

DESCRIPTION OF SHARES OF CLASS C SHARES OF EACH TRUST A FUND

     For a description of shares of each Trust C Fund, refer to the Trust C Funds' Prospectus.

     Trust A consists of an unlimited number of shares of beneficial interest, par value $0.001 per share. The shares of Trust A presently are divided into eight series, including the Trust A Funds. Presently, each Trust A Fund consists of a single class of shares. However, Trust A's Board of Trustees has adopted resolutions and a related operating plan that, effective at the Effective Time, will: (a) redesignate (without affecting the rights and privileges) shares of each Trust A Fund (including each share outstanding as of the Effective Time) as Class A shares; and (b) designate a new Class of shares of each Trust A Fund as Class C shares. The Board of Trustees of Trust A may authorize the issuance of additional series of shares (funds), and/or additional classes within any such series.

     Each share of each series of Trust A (including each share of each Class of each Trust A Fund) is entitled to one vote on each matter presented to shareholders of that series. For matters that affect all Classes of a Trust A Fund's shares similarly (such as election of trustees or ratification of accountants), holders of the separate Classes of shares will vote together. On matters that affect the rights and privileges appertaining to the shares of one Class differently from the rights and privileges appertaining to another Class, the shareholders of each Class will vote separately and, in order to be approved with respect to the affected Class, the requisite approval must be obtained from the holders of shares within that Class. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the Class as full shares in that Class. Shares do not have cumulative voting rights.

     Each share of each Trust A Fund (including all Classes) is entitled to participate pro rata in any dividends or other distributions declared by the Board of Trust A with respect to that Trust A Fund, and all shares of a Trust A Fund have equal rights in the event of a liquidation of such Trust A Fund. Shares of all Classes of each Trust A Fund are redeemable at net asset value, at the option of the shareholder. Income realized and expenses incurred by a Trust A Fund will be allocated equally among such Trust A Fund's outstanding shares, without regard to Class, except where an expense item is unique to a particular Class. For example, Class C shares will be assessed a higher distribution fee under Trust A's Rule 12b-1 Distribution Plan, than will Class A shares.

     Class C shares of each Trust A Fund will bear a proportionate share of payments made under a distribution and service plan, and will carry a contingent deferred sales charge of 1.00% applicable to redemptions of shares made within one year after the date of their purchase, all in the same manner as is currently the case with regard to shares of each Trust C Fund.

     As a Massachusetts business trust organized on March 11, 1994, Trust A is not required to hold annual shareholder meetings unless required by law or deemed appropriate by the Board of Trustees. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. On matters affecting an individual series (including each Trust A Fund), such as approval of advisory or sub-advisory contracts and changes in fundamental investment policies of that series, a separate vote of the shares of that series is required. Shares of a series are not entitled to vote on any matter not affecting that series. All shares of each series vote together in the election of Trustees.

TAX CONSIDERATIONS

     It is a condition to the consummation of the Reorganization that each of Trust C and Trust A must receive an opinion from Frost & Jacobs LLP, counsel to Trust C and Trust A, to the effect that, with respect to the Reorganization as it affects each Trust C Fund or each Trust A Fund, as the case may be: (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code; (ii) no gain or loss will be recognized by any of the Trust C Funds or Trust A Funds upon the transfer of assets of each Trust C Fund in exchange for Class C shares of the corresponding Trust A Fund; (iii) no gain or loss will be recognized by shareholders of any Trust C Fund upon liquidation of such Trust C Fund and the distribution of Class C shares of the corresponding Trust A Fund constructively in exchange for shares of each Trust C Fund; (iv) each Trust A Fund's basis in the assets of the corresponding Trust C Fund received pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Trust C Fund immediately prior to the exchange, and the holding period of those assets in the hands of the Trust A Fund will include the holding period of each Trust C Fund; (v) the basis of Class C shares of a Trust A Fund received by each shareholder of the corresponding Trust C Fund pursuant to the Reorganization will be the same as the shareholder's basis in shares of the Trust C Fund held by such shareholder immediately prior to the exchange; and (vi) the holding period of Class C shares of each Trust A Fund received by each shareholder of the corresponding Trust C Fund pursuant to the Reorganization will include the shareholder's holding period of shares of the Trust C Fund held immediately prior to the exchange, provided that the latter shares were held as capital assets on the date of the Reorganization.


     Nor will the withdrawal by Trust A or Trust C of their respective assets from the Hub Portfolios result in any adverse tax consequences to any Trust C Fund or its shareholders.

CAPITALIZATION

     The following tables shows the capitalization of each Trust C Fund as of June 30, 1998, and the pro forma capitalization attributable to Class C shares of each Trust A Fund as of that date, giving effect to the Reorganization.


                              TRUST C   CLASS C   TRUST C   CLASS C      TRUST C         CLASS C
                               VALUE     VALUE    EMERGING  EMERGING   INTERNATIONAL  INTERNATIONAL
                               PLUS      PLUS      GROWTH    GROWTH       EQUITY         EQUITY
                               FUND      FUND       FUND      FUND         FUND           FUND
                              -------   -------   --------  --------   -------------  -------------
Net Assets (in thousands)...  $ 247     $ 247     $3,283    $3,283        $5,338         $5,338
Net Asset Value Per Share...  $9.85     $9.85     $14.79    $14.79        $13.82         $13.82
Shares Outstanding (in
  thousands)................     25        25        222       222           386            386




                                TRUST C    CLASS C                           TRUST C      CLASS C
                                GROWTH &   GROWTH &   TRUST C    CLASS C     INCOME       INCOME      TRUST C     CLASS C
                                 INCOME     INCOME    BALANCED   BALANCED  OPPORTUNITY  OPPORTUNITY    BOND        BOND
                                  FUND       FUND       FUND       FUND       FUND         FUND        FUND        FUND
                                --------   --------   --------   --------  -----------  -----------   --------    -------
Net Assets (in thousands)...    $2,669     $2,669     $3,331     $3,331      $4,435       $4,435      $  979      $  979
Net Asset Value Per Share...    $15.72     $15.72     $12.91     $12.91      $ 9.23       $ 9.23      $10.17      $10.17
Shares Outstanding (in
  thousands)................       170        170        258        258         480          480          96          96



                                 MISCELLANEOUS

PRINCIPAL SHAREHOLDERS

     As of the Record Date, the following shareholders owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of each Trust C Fund:



FUND NAME                     SHAREHOLDER                          % OWNERSHIP
---------                     -----------                          -----------
Emerging Growth Fund          Western Southern Life Assurance         54.73%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

International Equity Fund     Western Southern Life Assurance         68.14%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

Income Opportunity Fund       Western Southern Life Assurance         34.07%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

Value Plus Fund               Western and Southern Life               97.57%
                              Insurance Company Attn:
                              Marianne Marshall
                              400 Broadway
                              Cincinnati, OH 45202-3312

Growth & Income Fund          Western Southern Life Assurance          7.41%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

Balanced Fund                 Western Southern Life Assurance         51.60%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

Bond Fund                     Western Southern Life Assurance         11.10%
                              Company Attn: W/S Treasury
                              400 Broadway
                              Cincinnati, OH 45202-3341

                              John C. Munn, Jr.                       17.64%
                              1928 Windmere Drive
                              Monroe, N.C. 28110-8426



     After the Reorganization, these shareholders will own a percentage of the Class C Shares of the corresponding Trust A Fund equal to the percentage of the Trust C Fund shares owned by such shareholder immediately prior to the Reorganization.

     To the knowledge of management, no other person owns of record or beneficially 5% or more of the outstanding securities of any Trust C Fund as of the Record Date. The Trustees and officers of Trust C as a group owned less than 1% of the outstanding securities of each Trust C Fund as of the Record Date.

INTERESTS OF EXPERTS AND COUNSEL

     No expert or counsel named herein has a substantial interest in Trust C, Trust A, any Trust C Fund or any Trust A Fund, nor does any such expert or counsel have any substantial interest in the Reorganization or any other transaction described in this Proxy Statement/Prospectus.

COSTS OF SOLICITATION


     In addition to this solicitation of proxies by use of the mails, proxies may be solicited by officers of Trust C and by officers and employees of the Advisor or its affiliates, personally or by telephone, without special compensation. They might be calling you during the solicitation process to answer your questions or concerns about the voting process and to assist you with your vote.

     The cost of preparing and mailing proxy materials, of the Special Meeting, and of soliciting proxies will be borne by the Advisor and/or its affiliates as described under the section of this Proxy Statement/Prospectus captioned "The Proposed Reorganization -- Plan of Reorganization and Liquidation."

SHAREHOLDER MEETINGS

     Shareholders who wish to present a proposal for action at the next meeting or suggestions as to nominees for the Board of Trustees should submit the proposal or suggestions to Trust C.

SHAREHOLDER INQUIRIES

     In addition to the Class C shares, each Trust A Fund also will offer shares of its Class A shares to the public. Class A shares of each Trust A Fund will have a different distribution system and expense structure than Class C shares, and accordingly performance of the Class A shares will vary from that of the Class C shares. Holders of Class C shares of a Trust A Fund who would like to obtain information regarding Class A shares, or who have any other questions or inquiries regarding their investment, should direct their questions and inquiries to Trust A.

                                                                     EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION


     This Agreement and Plan of Reorganization and Liquidation (the "Plan") is made as of this 17th day of September, 1998, by and between Select Advisors Trust A ("Trust A") on behalf of the seven of its eight separate portfolios which are the subject of this Plan and are set forth below (hereinafter, collectively the "Acquiring Funds" or individually an "Acquiring Fund"), and Select Advisors Trust C ("Trust C") on behalf of all seven of its separate portfolios, all of which are the subject of this Plan and are set forth below (hereinafter, collectively the "Acquired Funds" or individually an "Acquired Fund").


     This Plan governs the proposed issuance of shares of each Acquiring Fund in exchange for all of the assets and liabilities of the specific Acquired Fund set forth opposite the name of that Acquiring Fund in the table below.


          ACQUIRING FUNDS OF TRUST A                     ACQUIRED FUNDS OF TRUST C
          --------------------------                     -------------------------
      Touchstone Emerging Growth Fund A              Touchstone Emerging Growth Fund C
    Touchstone International Equity Fund A         Touchstone International Equity Fund C
     Touchstone Income Opportunity Fund A           Touchstone Income Opportunity Fund C
         Touchstone Value Plus Fund A                   Touchstone Value Plus Fund C
      Touchstone Growth & Income Fund A              Touchstone Growth & Income Fund C
          Touchstone Balanced Fund A                     Touchstone Balanced Fund C
            Touchstone Bond Fund A                         Touchstone Bond Fund C

     This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). A reorganization (each a "Reorganization") will comprise the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange solely for such corresponding Acquiring Fund's Class C shares and the assumption by the Acquiring Fund of certain liabilities of the corresponding Acquired Fund, and the constructive distribution after the Closing Date (as hereinafter defined) of such Class C shares to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan.

     WHEREAS, Trust A and Trust C are each (a) a Massachusetts business Trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and (b) registered as an open-end series investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and each Acquired Fund owns securities which generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest; and

     WHEREAS, effective as of the Closing Date, the shares of beneficial interest of each Acquiring Fund will be divided into three separate classes, designated as Class A shares of beneficial interest ("Class A"), Class C shares of beneficial interest ("Class C") and Class Y shares of beneficial interest ("Class Y"); and

     WHEREAS, the Board of Trustees of Trust C has determined that the exchange of all of the assets of each Acquired Fund for Class C shares of the corresponding Acquiring Fund and the assumption of the liabilities of such Acquired Fund by the corresponding Acquiring Fund is in the best interests of each Acquired Fund's Shareholders (as defined below) and that the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of this transaction; and

     WHEREAS, the execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Trust A and Trust C, respectively, and this Plan constitutes a valid and binding obligation of each of the parties hereto enforceable in accordance with its terms, subject to the requisite approval of the shareholders of each Acquired Fund.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. REDESIGNATION OF PRESENTLY OUTSTANDING SHARES OF EACH ACQUIRING FUND AS SHARES OF SUCH ACQUIRING FUND'S CLASS A SHARES

     1.1  Redesignation.  Effective as of the "Effective Time" (as defined in
Article 4 of this Plan), each share of each Acquiring Fund's presently designated single class of shares then issued and outstanding automatically will be redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of each Acquiring Fund's Class A shares without any action on the part of the holder thereof, and will represent a pro rata interest (taken together with outstanding shares of each Acquiring Fund's Class C and Class Y shares without regard to Class) in the assets and liabilities of each Acquiring Fund. Notwithstanding this change in designation, the rights and privileges of outstanding shares of each Acquiring Fund's presently-designated single class of shares will remain the same.

     1.2 Transfer Agent's Records. Ownership of shares of each Acquiring Fund's Class A shares will be shown on the books of Trust A's transfer agent. Shares of each Acquiring Fund's Class A shares will be issued in the manner described in the then-effective Prospectus and Statement of Additional Information of Trust A relating to the Class A shares of each Acquiring Fund.

2. TRANSFER OF ASSETS AND LIABILITIES OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR SUCH CORRESPONDING ACQUIRING FUND'S CLASS C SHARES; LIQUIDATION OF THE ACQUIRED FUNDS

     2.1 Transfer and Exchange of Assets for Shares. Subject to the requisite approval of the shareholders of each Acquired Fund and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each of the Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C series of Trust C shall transfer to each of Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A series of Trust A, respectively, and each of Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A series of Trust A shall acquire from each of the Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C series of Trust C, respectively, as of the Closing Date, all of the Assets (as hereinafter defined) (i) of the Touchstone Emerging Growth Fund C in exchange for that number of Class C shares of Touchstone Emerging Growth Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone Emerging Growth Fund A of the Liabilities (as hereinafter defined) of the Touchstone Emerging Growth Fund C, (ii) of the Touchstone International Equity Fund C in exchange for that number of Class C shares of Touchstone International Equity Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone International Equity Fund A of the Liabilities of the Touchstone International Equity Fund C, (iii) of the Touchstone Income Opportunity Fund C in exchange for that number of Class C shares of Touchstone Income Opportunity Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone Income Opportunity Fund A of the Liabilities of the Touchstone Income Opportunity Fund C, (iv) of the Touchstone Value Plus Fund C in exchange for that number of Class C shares of Touchstone Value Plus Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone Value Plus Fund A of the Liabilities of the Touchstone Value Plus Fund C, (v) of the Touchstone Growth & Income Fund C in exchange for that number of Class C shares of Touchstone Growth & Income Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone Growth & Income Fund A of the Liabilities of the Touchstone Growth & Income Fund C, (vi) of the Touchstone Balanced Fund C in exchange for that number of Class C shares of Touchstone Balanced Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by

Touchstone Balanced Fund A of the Liabilities of the Touchstone Balanced Fund C, and (vii) of the Touchstone Bond Fund C in exchange for that number of Class C shares of Touchstone Bond Fund A determined in accordance with paragraph 3.2 hereof, and the assumption by Touchstone Bond Fund A of the Liabilities of the Touchstone Bond Fund C. Such transactions shall take place at the closing provided for in Article 4 of this Plan (the "Closing").

     Trust C will (i) pay or cause to be paid to Trust A any interest received on or after the Closing Date with respect to the Assets of each Acquired Fund and (ii) transfer to Trust A any distributions, rights, stock dividends or other property received by Trust C after the Closing Date as distributions on or with respect to the Assets of each Acquired Fund. Any such interest, distributions, rights, stock dividends or other property so paid or transferred or received directly by Trust A shall be allocated by Trust A to the account of the Acquiring Fund that acquired the Assets to which such property relates.

     2.2 Description of Assets to be Acquired. The assets of each Acquired Fund to be acquired by each Acquiring Fund shall consist of all property, including without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivable), any claims or rights of action or rights to register shares under applicable securities laws, and other property owned by each Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of each Acquired Fund at the Effective Time (the "Assets").

     2.3 Liabilities to be Assumed. Each Acquiring Fund shall assume from the corresponding Acquired Fund all liabilities, expenses, costs, charges and reserves of such Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not arising in the ordinary course of business, whether or not determinable as of the Effective Time and whether or not specifically referred to in this Plan; provided, however, that it is understood and agreed by the parties hereto that each Acquired Fund will utilize its best efforts to discharge all of its known debts, liabilities, obligations and duties prior to the Effective Time. Any such liabilities and obligations of an Acquired Fund assumed by an Acquiring Fund shall be allocated to the shares of such Acquiring Fund's Class C shares issued to each Acquired Fund pursuant to this Plan.

     2.4 Liquidation of Each Acquired Fund. As provided in Section 4.3 of this Plan, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), Trust C will effect the termination and liquidation of each Acquired Fund in the manner provided in its Declaration of Trust and in accordance with applicable law. On the Closing Date, each Acquired Fund will distribute pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Acquired Fund's Shareholders"), each Acquiring Fund's Class C shares received by such Acquired Fund pursuant to
Section 2.1 in exchange for each such shareholder's interest in each Acquired Fund evidenced by such shareholder's shares of beneficial interest in each Acquired Fund. Such liquidation and distribution will be accomplished by opening accounts on the books of each Acquiring Fund in the names of each Acquired Fund's Shareholders and transferring the shares credited to the account of each Acquired Fund on the books of the corresponding Acquiring Fund. Each account opened shall represent the respective pro rata number of shares of each Acquiring Fund's Class C shares due each Acquired Fund Shareholder. Fractional shares of each Acquiring Fund's Class C shares shall be rounded to the nearest thousandth of one share. All issued and outstanding shares of each Acquired Fund shall simultaneously be canceled on the books of the Acquired Fund.

     2.5 No Issuance of Certificates. None of the Acquiring Funds will issue certificates representing its Class C shares issued in connection with the exchange described in paragraph 2.1 hereof.

     2.6 Transfer Agent's Records. Ownership of each Acquiring Fund's Class C shares will be shown on the books of Trust A's transfer agent. Each Acquiring Fund's Class C shares will be issued in the manner described in the then-effective Prospectus and Statement of Additional Information of Trust A relating to the Class C shares of each Acquiring Fund.

     2.7 Transfer Taxes. Any transfer taxes payable upon the issuance of shares of each Acquiring Fund's Class C shares in a name other than the registered holder of the shares on the books of each Acquired Fund as of the time of issuance shall be paid by the person to whom such shares are to be issued as a condition of such transfer.

     2.8 Reporting Responsibilities of each Acquired Fund. Any reporting obligations relating to an Acquired Fund are and shall remain the responsibility of Trust C up to and including the Closing Date and such later date on which each Acquired Fund is liquidated and Trust C is dissolved.

     2.9 Operating Plan. From and after the Closing Date, the rights and privileges of the Class A, Class C and Class Y shares shall be determined under the provisions of Massachusetts law, Trust A's Declaration of Trust, as amended from time to time, Trust A's Bylaws and the operating plan adopted by Trust A's Board of Trustees which establishes policies and procedures for allocating income and expenses between each Acquiring Fund's Class A shares, Class C shares and Class Y shares, which further defines the relative voting rights of the Classes and which otherwise delineates the relative rights, privileges and liabilities of shares of the Classes.

3.  VALUATION

     3.1 Net Asset Value of each Acquired Fund. The value of the net assets to be acquired by each Acquiring Fund hereunder shall be the value of the Assets of the corresponding Acquired Fund, less the Liabilities of such Acquired Fund, and shall be computed at the time and in the manner set forth in Trust A's then-current Prospectus and Statement of Additional Information on December 31, 1998 (such time and date being hereinafter called the "Valuation Date").

     3.2 Exchange Ratio. The number of shares of each Acquiring Fund's Class C shares to be issued (including fractional shares, if any) in exchange for the Assets of each Acquired Fund and the assumption of its Liabilities shall be equivalent to the number of shares of the Acquired Fund outstanding as of the close of business on the Valuation Date.

     3.3 Documentation. All computations of value shall be made by Investors Bank & Trust Company, in accordance with its regular practice as pricing agent for Trust A. In addition, Trust C shall furnish to Trust A within 60 days of the Closing Date a statement of each Acquired Fund's assets and liabilities as of the Effective Time, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Treasurer of Trust C. In addition, Trust C shall supply to Trust A, in such form as is reasonably satisfactory to Trust A, a statement of earnings and profits of each Acquired Fund for federal income tax purposes which may be carried over to each Acquiring Fund's Class C shares as a result of
Section 381 of the Code. This statement shall be provided within 180 days of the Closing Date.

4.  CLOSING AND CLOSING DATE

     4.1 Establishment of Closing Date; Description of Closing. The "Closing Date" shall be the next full business day following the Valuation Date (December 31, 1998), or such later date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the last business day immediately preceding the Closing (the "Effective Time"), unless otherwise provided. The Closing shall be held on the Closing Date at 9:00 a.m., Central Time, at the principal offices of Frost & Jacobs LLP, or such other time and/or place as the parties may agree.

     4.2 Deliveries by Transfer Agent. Investors Bank & Trust Company, as custodian for Trust C and for each portfolio of Select Advisors Portfolios, shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets shall have been delivered in proper form to Trust A on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in connection with the delivery of portfolio securities.

     4.3 Closing of New York Stock Exchange. In the event that on the Valuation Date: (a) the New York Stock Exchange is closed to trading or trading thereon is restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere is disrupted so that accurate appraisal of the value of the total net assets of each Acquired Fund is impracticable, then the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     4.4 List of each Acquired Fund's Shareholders. Trust C shall deliver at the Closing a list of names and addresses of the shareholders of each Acquired Fund and the number and percentage ownership of outstanding shares owned by each such shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Trust C. Trust A shall issue and deliver to said Secretary or Assistant Secretary of Trust C a confirmation evidencing each Acquiring Fund's Class C shares to be credited to the corresponding Acquired Fund on the [Liquidation Date], or provide other evidence satisfactory to Trust C that such Acquiring Fund's Class C shares have been credited to the account of the corresponding Acquired Fund on the records of Trust A's transfer agent maintained with respect to each Acquiring Fund's Class C shares. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts or other transfer documents as such other party may reasonably request.

5.  REPRESENTATIONS AND WARRANTIES.

     5.1 Trust C, on behalf of each Acquired Fund, represents and warrants to Trust A, on behalf of each Acquiring Fund, as follows:

          (a) Trust C is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b) Trust C is registered as an investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect;

          (c) The current prospectus and statement of additional information of Trust C relating to the Acquired Funds conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (d) Trust C is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws, as each may have been amended to the date hereof, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust C is a party or by which it is bound;

          (e) Trust C has no material contracts or other commitments (other than this Agreement) which, if terminated prior to the Closing Date, would result in an additional liability of any of the Acquired Funds;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Trust C or any Acquired Fund or any of their respective properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. Trust C knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially or adversely affects its business or its ability to consummate the transactions herein contemplated;

          (g) At the Closing Date, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of Trust C's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (h) For each fiscal year of its operation, each of the Acquired Funds has (i) met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and (ii) been treated as a separate corporation for federal income tax purposes pursuant to section 851(h) of the Code, and each of the Acquired Funds intends to be so treated as a separate corporation and meet such qualification requirements for its current taxable year;

          (i) All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof (recognizing that, under Massachusetts law, each Acquired Fund's Shareholders could, under certain circumstances, be held personally liable for obligations of the respective Acquired Fund);

          (j) At the Closing Date, Trust C, on behalf of the Acquired Funds, will have good and marketable title to the Assets to be transferred to the Acquiring Funds pursuant hereto and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder and, upon delivery and payment for such Assets, the Acquiring Funds will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Funds;

          (k) The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust C's Board of Trustees, and on the date hereof and on the Closing Date this Agreement will constitute a valid and binding obligation of Trust C on behalf of each respective Acquired Fund enforceable against Trust C in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

          (l) On the Closing Date, the performance of this Agreement shall have been duly authorized by all necessary action by the shareholders of each Acquired Fund.

     5.2 Trust A, on behalf of each Acquiring Fund, represents and warrants to Trust C, on behalf of each Acquired Fund, as follows:

          (a) Trust A is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b) Trust A is registered as an investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect;

          (c) The current prospectus and statement of additional information of Trust A relating to the Acquiring Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (d) Trust A is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws, as each may have been amended to the date hereof, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust A is a party or by which it is bound;

          (e) Trust A has no material contracts or other commitments (other than this Agreement) which, if terminated prior to the Closing Date, would result in an additional liability of any of the Acquiring Funds;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Trust A or any Acquiring Fund or any of their respective properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. Trust A knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially or adversely affects its business or its ability to consummate the transactions herein contemplated;

          (g) At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of Trust A's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (h) For each fiscal year of its operation, each of the Acquiring Funds has (i) met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and (ii) been treated as a separate corporation for federal income tax purposes pursuant to section 851(h) of the Code, and each of the Acquiring Funds intends to be so treated as a separate corporation and meet such qualification requirements for its current taxable year;

          (i) All issued and outstanding shares of each Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable with no personal liability attaching to the ownership thereof (recognizing that, under Massachusetts law, each Acquired Fund's Shareholders could, under certain circumstances, be held personally liable for obligations of the respective Acquiring Fund);

          (k) The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust A's Board of Trustees, and on the date hereof and on the Closing Date this Agreement will constitute a valid and binding obligation of Trust A on behalf of each respective Acquiring Fund enforceable against Trust A in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

     The obligations of Trust A hereunder and the obligations of Trust C hereunder are subject to the conditions that on or before the Closing Date:

     6.1 Representations and Warranties. All representations and warranties of each of Trust A and Trust C set forth herein shall be true and correct in all material respects as of the date hereof and, except as may be affected by the transactions contemplated by this Plan, as of the Effective Time with the same force and effect as if made on and as of the Effective Time.

     6.2 Approval of Plan by Shareholders of Each Acquired Fund. This Plan and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the law of business trusts of the Commonwealth of Massachusetts, the provisions of the 1940 Act and the provisions of Trust A's Declaration of Trust and Bylaws;

     6.3 No Adverse Actions. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Plan or the transactions contemplated hereby;

     6.4 Consents and Approvals. (a) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky or securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Trust A or Trust C to permit consummation, in all material respects, of the transactions contemplated hereby, shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquired Fund or any Acquiring Fund, provided that either party hereto may for itself waive any of such conditions; and



     (b) The Board of Trustees of Trust A and Trust C shall have approved the terms of the Reorganization and this Plan and shall have determined that (i) participation by Trust A and Trust C, respectively, in the Reorganization is in the best interests of such Trust, (ii) the interests of existing shareholders of each of Trust A and Trust C, respectively, will not be diluted as a result of the Reorganization,

(iii) the terms of the Reorganization, including the consideration to be paid or received, are reasonable and fair and do not involve overreaching on the part of any person, and (iv) the Reorganization is consistent with the policies of Trust A and Trust C, respectively, as recited in its respective registration statement and reports filed under the 1940 Act.



     6.5 Effectiveness of Registration Statement on Form N-14; Exemptive Order. A Registration Statement on Form N-14 relating to the shares of each Acquiring Fund's Class C shares issuable hereunder, including the combined Proxy Statement of each Acquired Fund and the Prospectus of Trust A (relating to the shares of each Acquiring Fund's Class C shares issuable pursuant to the terms of this
Plan) constituting a part thereof, shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. Additionally, in response to an application for exemption to be submitted by Trust A, Trust C, Select Advisors Portfolios and certain affiliated persons, the Securities and Exchange Commission shall have issued an order exempting Trust A, Trust C and the other applicants from certain provisions of the 1940 Act or the issues raised in the application shall have otherwise been resolved to the mutual satisfaction of the parties.


     6.6 Tax Opinions. Each of Trust A and Trust C shall have obtained an opinion of Frost & Jacobs LLP, legal counsel to Trust A and Trust C, in form and substance reasonably satisfactory to their respective Boards, to the effect that:

          (a) The transfer of all of an Acquired Fund's Assets solely in exchange for the corresponding Acquiring Fund's Class C shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, and the distribution of such Shares to the shareholders of the Acquired Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code and the Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of section 368(b) of the Code;

          (b) No gain or loss will be recognized by an Acquired Fund upon the transfer of the Acquired Fund's Assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund's Class C shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund's Class C shares to the Acquired Fund's Shareholders in exchange for their shares of the Acquired Fund;

          (c) The tax basis of each Acquired Fund's Assets acquired by an Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such Assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the Assets of each Acquired Fund in the hands of the corresponding Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

          (d) No gain or loss will be recognized by an Acquiring Fund upon the receipt of the Assets of an Acquired Fund solely in exchange for the Acquiring Fund's Class C shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund;

          (e) No gain or loss will be recognized by shareholders of any Acquired Fund upon the distribution of the corresponding Acquiring Fund's Class C shares to such shareholders, provided such shareholders receive solely such corresponding Acquiring Fund's Class C shares (including fractional shares) in exchange for their Acquired Fund shares; and

          (f) The aggregate tax basis for the Acquiring Fund's Class C shares, including any fractional shares, received by each shareholder of each Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund's shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund's Class C shares, including any fractional shares, to be received by each shareholder of the Acquired Fund will include the period during which the Acquired Fund's shares exchanged therefor were held by such shareholder (provided that the Acquired Fund's shares were held as a capital asset on the date of the Reorganization).

7.  EXPENSES

     The expenses incurred in connection with the entering into and carrying out the provisions of this Plan will be borne and paid by Touchstone Advisors, Inc., and not by each Acquiring Fund or each Acquired Fund.

8.  TERMINATION

     8.1 Mutual Agreement. This Plan may be terminated by the mutual agreement of Trust A and Trust C.

     8.2 Material Breach. In addition, either Trust A or Trust C may, at its option, terminate this Plan at or prior to the Closing Date on account of a material breach by the other of any agreement contained herein to be performed by such other party at or prior to the Closing Date.

     8.3 Failure of Condition Precedent. In addition, either Trust A or Trust C may, at its option, terminate this Plan at or prior to the Closing Date on account of a condition herein expressed to be precedent to the obligation of such party which has not been met and which appears cannot reasonably, or will not, be met.

     8.4 Effects of Termination. In the event of any such termination, there shall be no liability for damage on the part of Trust A or Trust C or their respective Trustees or officers.

9.  AMENDMENT

     This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties hereto; provided, however, that following the meeting of the shareholders of each Acquired Fund described in
Section 6.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of shares of each Acquiring Fund's Class C shares to be issued to an Acquired Fund's Shareholders under this Plan to the detriment of such shareholders without their further approval.

10.  MISCELLANEOUS

     10.1 Headings. The section headings contained in this Plan will have reference purposes only and shall not effect in any way the meaning or interpretation of this Plan.

     10.2 Governing Law. This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed on its behalf by its duly authorized officer as of the day and year first written above.

                                          SELECT ADVISORS TRUST C
                                          (ON BEHALF OF EACH OF ITS SERIES)


                                         By:/s/EDWARD G. HARNESS, JR.
                                           -------------------------------------
                                               Edward G. Harness, Jr., President


                                          SELECT ADVISORS TRUST A
                                          (ON BEHALF OF EACH OF ITS SERIES,
                                          EXCEPT TOUCHSTONE STANDBY INCOME FUND)


                                         By:/s/EDWARD G. HARNESS, JR.
                                           -------------------------------------
                                               Edward G. Harness, Jr., President


                                          TOUCHSTONE ADVISORS, INC.
                                          (SOLELY TO EVIDENCE ITS CONCURRENCE
                                          WITH SECTION 7 HEREOF)


                                         By:/s/EDWARD G. HARNESS, JR.
                                           -------------------------------------
                                               Edward G. Harness, Jr., President

                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                                 OCTOBER 1, 1998


        SELECT ADVISORS TRUST C                  SELECT ADVISORS TRUST A
                                         (Class C Shares of Beneficial Interest)

   Touchstone Emerging Growth Fund C        Touchstone Emerging Growth Fund A
Touchstone International Equity Fund C   Touchstone International Equity Fund A
 Touchstone Income Opportunity Fund C     Touchstone Income Opportunity Fund A
     Touchstone Value Plus Fund C             Touchstone Value Plus Fund A
   Touchstone Growth & Income Fund C        Touchstone Growth & Income Fund A
      Touchstone Balanced Fund C               Touchstone Balanced Fund A
        Touchstone Bond Fund C                   Touchstone Bond Fund A

            PROXY STATEMENT                            PROSPECTUS


         The Proxy Statement/Prospectus, dated October 1, 1998, provides the basic information investors should know before voting/investing, and may be obtained upon request and without charge by calling Select Advisors Trust A ("Trust A") at the telephone number listed below. This Reorganization Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of Trust A and should be read in conjunction with the Proxy Statement/Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Prospectus.

         Further information about Select Advisors Trust A ("Trust A") and each series of Trust A (each a "Trust A Fund") is contained in the Statement of Additional Information of Trust A, dated May 1, 1998, as supplemented and the audited financial statements of Trust A contained in its most recent Annual Report dated December 31, 1997, each of which is incorporated herein by reference. Further information about Select Advisors Trust C ("Trust C") and each series of Trust C (each a "Trust C Fund") is contained in the Statement of Additional Information of Trust C, dated May 1, 1998, as supplemented and the audited financial statements of Trust C contained in its most recent Annual Report dated December 31, 1997, each of which is incorporated herein by reference.



                            TOUCHSTONE ADVISORS, INC.
                               INVESTMENT ADVISOR

                           TOUCHSTONE SECURITIES, INC.
                                   DISTRIBUTOR

                 311 Pike Street Cincinnati, Ohio (800) 669-2796

FINANCIAL STATEMENTS



     The pro forma combining statements of assets and liabilities reflects the financial position of each Trust A Fund at (i) December 31, 1997 and (ii) June 30, 1998, as though the Reorganization occurred as of those respective dates. The pro forma combining statement of operations reflects the results of operations of Trust A and Trust C for the periods ended (i) December 31, 1997 and (ii) June 30, 1998, as though the Reorganization occurred at the beginning of the respective periods presented. The pro forma Schedule of Investments as of
(i) December 31, 1997 and (ii) June 30, 1998, are presented as though the Reorganization had been consummated on those respective dates.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)




SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS (91.7%)
          ADVERTISING (0.2%)
  1,500   Mastering*......................  $   13,688
                                            ----------
          AUTOMOTIVE (2.4%)
  1,800   Bandag, Class A.................      86,175
  3,800   Exide...........................      98,325
                                            ----------
                                               184,500
                                            ----------
          BANKING (5.3%)
  2,000   Bank United, Class A............      97,875
  3,700   Dime Bancorp., Inc. ............     111,925
  5,100   Golden State Bancorp*...........     190,613
                                            ----------
                                               400,413
                                            ----------
          BEVERAGES, FOOD & TOBACCO (3.2%)
  3,700   DiMon...........................      97,125
  4,200   Ralcorp Holdings*...............      71,138
  1,500   Robert Mondavi, Class A*........      73,125
                                            ----------
                                               241,388
                                            ----------
          BUILDING MATERIALS (2.7%)
  4,100   Calmat..........................     114,288
  2,400   Martin Marietta Materials.......      87,750
                                            ----------
                                               202,038
                                            ----------
          CHEMICALS (2.8%)
  6,200   Calgon Carbon...................      66,650
  2,500   Standard Products...............      64,063
  5,100   Vivid Technologies*.............      80,963
                                            ----------
                                               211,676
                                            ----------
          COMMERCIAL SERVICES (9.5%)
  3,000   Administaff*....................      77,625
  2,300   Advance Paradigm*...............      73,025
  4,800   A.C. Nielson*...................     117,000
  4,000   Boron Lepore & Associates*......     110,000
  4,900   Metromail*......................      87,588
  1,300   National Service Industries.....      64,431
  2,000   Stewart Enterprises.............      93,250
  2,600   Wallace Computer Services.......     101,075
                                            ----------
                                               723,994
                                            ----------
          COMMUNICATIONS (1.6%)
  2,400   Cable Design Technologies*......      93,300
  2,000   Geotel Communications*..........      31,250
                                            ----------
                                               124,550
                                            ----------
          COMPUTERS & INFORMATION (7.4%)
  2,600   EMC*............................      71,338
  3,900   Gerber Scientific...............      77,513
  9,900   Intergraph*.....................      99,000
  3,800   Saville Systems, ADR*...........     157,700
  6,700   Scitex*.........................      80,819
  2,016   Sterling Commerce*..............      77,490
                                            ----------
                                               563,860
                                            ----------
          COMPUTER SOFTWARE &
            PROCESSING (8.7%)
  2,200   Cambridge Technology
          Partners*.......................      91,575
  1,000   CBT Group*......................      82,125
  2,200   HNC Software*...................      94,600
  2,500   Keane*..........................     101,563
  1,600   Policy Management System*.......     111,300
  8,000   PSW Technologies*...............     116,000
  1,600   Wind River Systems*.............      63,500
                                            ----------
                                               660,663
                                            ----------
          ELECTRONICS (3.8%)
  1,200   Commscope*......................  $   16,125
  4,300   Magnetek*.......................      83,850
    990   Sanmina*........................      67,073
  4,000   Sipex Corporation*..............     121,000
                                            ----------
                                               288,048
                                            ----------
          ENTERTAINMENT & LEISURE (1.0%)
  2,000   Cinar Films, Class B*...........      77,750
                                            ----------
          FINANCIAL SERVICES (5.6%)
  2,325   First Security..................      97,359
  4,300   Life USA Holdings*..............      72,563
  2,400   Meditrust.......................      87,900
  1,200   Seacor Smit*....................      72,300
  6,000   T&W Financial*..................      99,750
                                            ----------
                                               429,872
                                            ----------
          HEALTH CARE PROVIDERS (1.0%)
  8,000   Dianon Systems*.................      75,000
                                            ----------
          HEAVY INDUSTRY (2.5%)
  4,200   Comfort Systems USA*............      82,950
  2,299   Flowserve.......................      64,228
  2,700   Global Industrial
          Technologies*...................      45,731
                                            ----------
                                               192,909
                                            ----------
          HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCE (2.2%)
  1,600   Herman Miller...................      87,300
  1,900   LA-Z-Boy Chair..................      81,938
                                            ----------
                                               169,238
                                            ----------
          INDUSTRIAL (3.9%)
  3,000   CN Biosciences*.................      75,000
  3,000   General Cable...................     108,563
  2,800   Wesley Jessen Visioncare*.......     109,200
                                            ----------
                                               292,763
                                            ----------
          INSURANCE (2.0%)
    900   HSB Group.......................      49,669
  2,700   Western National................      79,988
  1,900   Willis Coroon Group, ADR........      23,394
                                            ----------
                                               153,051
                                            ----------
          MEDIA--BROADCASTING & PUBLISHING
          (4.4%)
  1,700   American Radio Systems*.........      90,622
  1,100   Central Newspapers, Class A.....      81,331
  7,100   Hollinger International.........      99,400
  2,100   Lee Enterprises.................      62,081
                                            ----------
                                               333,434
                                            ----------
          MEDICAL (0.7%)
  3,300   Atria Communities*..............      56,513
                                            ----------
          MEDICAL SUPPLIES (2.2%)
  3,100   EG&G............................      64,519
  6,100   Elsag Bailey*...................     100,650
                                            ----------
                                               165,169
                                            ----------
          METALS (1.0%)
  1,700   Harsco..........................      73,313
                                            ----------
          OIL & GAS (3.7%)
  2,800   Equitable Resources.............      99,050
 11,000   Grey Wolf*......................      59,125
  2,700   Nabors Industries*..............      84,881
  2,800   Quaker State....................      39,900
                                            ----------
                                               282,956
                                            ----------


    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)




SHARES                                        VALUE
-------                                     ----------
COMMON STOCKS--CONTINUED
          PHARMACEUTICALS (1.3%)
  5,300   Digene*.........................  $   45,713
  7,000   Sequus Pharmaceuticals*.........      52,063
                                            ----------
                                                97,776
                                            ----------
          REAL ESTATE (2.4%)
  2,300   Arden Realty Group..............      70,725
  2,500   CCA Prison Realty Trust.........     111,563
                                            ----------
                                               182,288
                                            ----------
          RETAILERS (2.5%)
 11,500   Charming Shoppes................      53,906
  2,600   Stanhome........................      66,788
  3,000   Zale*...........................      69,000
                                            ----------
                                               189,694
                                            ----------
          TEXTILES, CLOTHING & FABRICS
          (1.8%)
  2,200   Albany International............      50,600
  7,100   Stride Rite.....................      85,200
                                            ----------
                                               135,800
                                            ----------
          TRANSPORTATION (5.9%)
  2,000   Alexander & Baldwin.............      54,625
  6,800   Fritz Companies*................      94,775
  4,400   JB Hunt Transportation
          Services........................      82,500
  3,800   Knightsbridge Tankers...........     107,588
  4,300   Newport News Shipbuilding.......     109,381
                                            ----------
                                               448,869
                                            ----------
TOTAL COMMON STOCKS (COST $5,405,843).....
                                            $6,971,213
                                            ----------
TOTAL INVESTMENTS AT VALUE (91.7%) (COST
$5,405,843)(a)............................   6,971,213
CASH AND OTHER ASSETS NET OF LIABILITIES
(8.3%)....................................     811,583
                                            ----------
NET ASSETS (100.0%).......................  $7,782,796
                                            ==========


-----------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,406,241, resulting in gross unrealized appreciation and depreciation of $1,689,435 and $124,463, respectively and net unrealized appreciation of $1,564,972.
ADR - American Depositary Receipt



EMERGING GROWTH TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)


                                                                                  ADJUSTMENTS
                                        EMERGING     EMERGING       EMERGING    (REFERENCES ARE
                                         GROWTH       GROWTH         GROWTH      TO PRO FORMA                       EMERGING GROWTH
                                        PORTFOLIO     TRUST A        TRUST C       FOOTNOTES)                          PRO FORMA
                                       ----------   ----------     ----------   ---------------                     ---------------
ASSETS:
Investment in corresponding
    Select Advisors
    Portfolios, at value                        -   $4,848,798     $2,751,499      $(7,600,297) (Note C)                       -
Investments at Value (Note A)          $6,971,213            -              -                -                        $6,971,213
Cash and foreign currency                 570,113            -              -                -                           570,113
Receivables for:
     Securities sold                      107,082            -              -                -                           107,082
     Fund shares sold                           -        5,086            464                -                             5,550
     Dividend, interest, and
       foreign withholding tax              9,287            -              -                -                             9,287
     Gain on forward contracts                  -            -              -                -                                 -
Deferred organization expenses             12,382       17,164         16,514          (28,896) (Note D)                  17,164
Reimbursement receivable from
     Advisor/Sponsor                       35,635      120,367        100,242          (23,858) (Notes D, F,G,H,I)       232,386
                                       ----------   -----------    ----------      -----------                        ----------
Total Assets                            7,705,712    4,991,415      2,868,719       (7,653,051)                        7,912,795
                                       ----------   -----------    ----------      -----------                        ----------
LIABILITIES:

Payable for fund shares redeemed                -            -              -                -                                 -
Distribution payable from income                -            -              -                -                                 -
Payable for investments purchased          77,219            -              -                -                            77,219
Due to Custodian                                -            -              -                -                                 -
Payable to Advisor (Sponsor)                    -            -              -                -                                 -
Other accrued expenses                     28,196       42,742         34,596          (52,754) (Notes D, F,G,H,I)        52,780
                                       ----------   -----------    ----------      -----------                        ----------
Total Liabilities                         105,415       42,742         34,596          (52,754)                          129,999
                                       ----------   -----------    ----------      -----------                        ----------
NET ASSETS:                            $7,600,297   $4,948,673     $2,834,123      $(7,600,297)                       $7,782,796
                                       ==========   ===========    ==========      ===========                        ==========

NET ASSETS CONSIST OF:
Paid-in capital                        $7,600,297   $3,896,709     $2,251,248      $(7,600,297) (Notes C)             $6,147,957
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                   -            -              -                -                                 -
Accumulated net realized gain
    (loss) on investments and
    foreign currency, or
    (distributions in excess
    of net realized gains)                      -       44,431         25,037                -                            69,468
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                   -    1,007,533        557,838                -                         1,565,371
                                       ----------   -----------    ----------      -----------                        ----------
NET ASSETS:                            $7,600,297   $4,948,673     $2,834,123      $(7,600,297)                       $7,782,796
                                       ==========   ===========    ==========      ===========                        ==========
Class A                                         -   $4,948,673              -                -                        $4,948,673
                                       ==========   ===========    ==========      ===========                        ==========
Class C                                         -            -     $2,834,123                -                        $2,834,123
                                       ==========   ===========    ==========      ===========                        ==========
SHARES OUTSTANDING:
Class A                                         -      357,329              -                -                           357,329
                                       ==========   ===========    ==========      ===========                        ==========
Class C                                         -            -        200,570                -                           200,570
                                       ==========   ===========    ==========      ===========                        ==========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per share                 -   $    13.85              -                -                        $    13.85
                                       ==========   ===========    ==========      ===========                        ==========
Maximum offering price per
    share (based on maximum
    sales charge of 5.75%)                      -   $    14.69              -                -                        $    14.69
                                       ==========   ===========    ==========      ===========                        ==========
CLASS C SHARES
Net asset value and offering
    price per share*                            -            -     $    14.13                -                        $    14.13
                                       ==========   ===========    ==========      ===========                        ==========
Note A: Cost of investments             5,405,843                                                                      5,405,843

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



EMERGING GROWTH TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                                                    ADJUSTMENTS
                                        EMERGING     EMERGING        EMERGING      (REFERENCES ARE                       EMERGING
                                         GROWTH       GROWTH          GROWTH         TO PRO FORMA                         GROWTH
                                        PORTFOLIO    TRUST A          TRUST C         FOOTNOTES)                        PRO FORMA
                                       ----------   ----------       --------      ---------------                      ----------
INVESTMENT INCOME:
Interest income                        $   18,125   $   11,528       $  6,597            (18,125) (Note C)              $   18,125
Dividend income                            55,807       35,541         20,266            (55,807) (Note C)                  55,807
                                       ----------   ----------       --------        -----------                        ----------
                                           73,932       47,069         26,863            (73,932)                           73,932
                                       ----------   ----------       --------        -----------                        ----------
EXPENSES:
Allocated expenses from Hub                     -       59,857         34,126            (93,983) (Note C)                       -
Investment Advisory fee                    48,463            -              -                  -                            48,463
Sponsor fee                                     -        7,841          4,498                  -                            12,339
Transfer agent                                  -       48,471         34,399                  -                            82,870
Custody, Fund accounting
    and administration                    100,241       15,324         14,750            (35,500) (Note F)                  94,815
Registration                                    -       12,761         12,101              3,300  (Note G)                  28,162
Audit                                      17,354        9,752         11,922             (3,000) (Note H)                  36,028
Amortization of organization
    expense                                 7,052        9,771          9,402            (16,454) (Note D)                   9,771
Printing                                        -        2,692          2,681             (1,100) (Note I)                   4,273
Legal                                       2,147        1,291          1,033                  -                             4,471
Miscellaneous                               1,988        1,053            826                  -                             3,867
Trustee                                       836          539            310                  -                             1,685
                                       ----------   ----------       --------        -----------                        ----------
Total expenses                            178,081      169,352        126,048           (146,737)                          326,744
                                       ----------   ----------       --------        -----------                        ----------
Less: Waiver of Sponsor fees                    -       (7,841)        (4,498)                 -                           (12,339)
             Reimbursement from
               sponsor                    (84,098)    (112,526)       (95,744)            52,754  (Notes D, F, G, H, I)   (239,614)
                                       ----------   ----------       --------        -----------                        ----------
                                           93,983       48,985         25,806            (93,983)                           74,791
Distribution and service fees:
Class A shares                                  -        9,801              -                  -                             9,801
Class C shares                                  -            -         24,784                  -                            24,784
                                       ----------   ----------       --------        -----------                        ----------
Net Expenses                               93,983       58,786         50,590            (93,983)                          109,376
                                       ----------   ----------       --------        -----------                        ----------
NET INVESTMENT INCOME (LOSS)              (20,051)     (11,717)       (23,727)            20,051                           (35,444)
REALIZED AND UNREALIZED GAIN
    (LOSS):
Net realized gain (loss) on:
    Investments                           913,915      590,394        323,521           (913,915) (Note C)                 913,915
    Foreign currency transactions               -            -              -                  -                                 -
                                       ----------   ----------       --------        -----------                        ----------
                                          913,915      590,394        323,521           (913,915)                          913,915
                                       ----------   ----------       --------        -----------                        ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                           846,170      538,558        307,612           (846,170) (Note C)                 846,170
    Foreign currency transactions               -            -              -                  -                                 -
                                       ----------   ----------       --------        -----------                        ----------
                                          846,170      538,558        307,612           (846,170)                          846,170
                                       ----------   ----------       --------        -----------                        ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $1,740,034   $1,117,235       $607,406        $(1,740,034)                       $1,724,641
                                       ==========   ==========       ========        ===========                        ==========
Note A: Net of foreign
    withholding tax of:                         -            -              -                  -                                 -
                                       ----------   ----------       --------        -----------                        ----------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)





  SHARES                                      VALUE
----------                                  ----------
COMMON STOCKS (94.6%)
             ARGENTINA (0.0%)
         1   Compania Naviera Perez
               Companc....................  $        7
                                            ----------
             AUSTRIA (0.6%)
       950   Erste Banks..................      47,344
                                            ----------
             BRAZIL (1.1%)
     1,900   Cia Paranaense Energy, ADR...      26,006
   292,000   Saneamento Basico............      69,334
                                            ----------
                                                95,340
                                            ----------
             CANADA (3.5%)
       865   BCE..........................      28,961
     1,886   Canadian Imperial Bank of
               Commerce...................      58,725
       300   Newbridge Networks*..........      10,548
       200   Northern Telecom.............      17,829
     2,350   Petro-Canada.................      43,164
     1,320   Royal Bank of Canada.........      69,960
     1,500   Suncor Energy................      51,429
       630   Talisman Energy..............      18,735
                                            ----------
                                               299,351
                                            ----------
             CHILE (1.0%)
     1,325   Chilectra ADR................      33,844
     1,620   Compania De
               Telecomunicaciones ADR.....      48,398
                                            ----------
                                                82,242
                                            ----------
             DENMARK (0.8%)
       181   Den Danske Bank..............  $   24,127
     3,160   Sas Danmark..................      46,136
                                            ----------
                                                70,263
                                            ----------
             FINLAND (0.8%)
     1,804   Pohjola Insurance, Class B...      66,899
                                            ----------
             FRANCE (12.3%)
       322   Accor........................      59,888
     1,023   Alcatel Alsthom..............     130,075
     1,226   AXA..........................      94,897
     1,022   Banque National De Paris.....      54,340
     1,047   Cap Gemini...................      85,880
     1,424   Credit Commercial De
               France.....................      97,632
     1,921   France Telecom...............      69,701
     1,715   Lagardere Groupe.............      56,725
     2,091   Renault*.....................      58,839
     2,854   Rhone Poulenc Series A.......     127,888
       731   Societe National
               Elf-Aquitaine..............      85,049
       724   Suez Lyonnaise Des Eaux-
               Dumex......................      80,144
       482   Total S.A., Series B.........      52,474
                                            ----------
                                             1,053,532
                                            ----------


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)



  SHARES                                      VALUE
----------                                  ----------
COMMON STOCKS--CONTINUED
             GERMANY (3.8%)
     1,246   Bayerische Vereinsbank.......  $   81,565
       204   Mannesmann...................     103,135
     1,491   Rhein-Westfael
               Elektricitaet..............      80,023
       667   Schering.....................      64,363
                                            ----------
                                               329,086
                                            ----------
             GREAT BRITAIN (28.2%)
     1,000   Airtours.....................      20,375
     3,900   Allied Irish Banks...........      37,213
     7,203   Amvesco......................      61,636
    24,970   Avis Europe..................      71,391
     8,622   Boots........................     124,176
     4,120   British Aerospace............     117,456
    17,226   British Gas..................      77,558
     6,855   British Petroleum............      90,730
     8,400   Compass Group................     103,380
     8,430   CRH*.........................      97,793
     1,725   GKN..........................      35,345
     4,312   Glaxo Wellcome...............     102,841
     8,892   Great Universal Stores.......     112,066
     6,995   JJB Sports...................      75,514
     8,992   Lloyds TSB Group.............     117,028
     3,441   Mercury Assets Management
               Group......................      96,133
     5,683   National Westminster Bank....      95,061
     8,178   Next.........................      93,387
     7,275   Railtrack Group..............     115,594
    14,572   Royal & Sun Alliance
               Insurance Group............     146,777
    12,170   Sainsbury (J) Finance PLC....     101,785
    13,492   Shell Transport & Trading....      94,663
     1,760   Siebe........................      34,562
    10,061   Tesco........................      81,832
     9,124   Unilever.....................      78,514
     2,200   Virgin Express Holdings,
               ADR........................      45,650
    17,596   Vodafone Group...............     126,927
    16,627   WPP Group....................      73,219
                                            ----------
                                             2,428,606
                                            ----------
             IRELAND (1.2%)
     6,500   Bank Of Ireland..............      99,756
                                            ----------
             ISRAEL (0.7%)
     1,500   ECI Telecommunications.......      38,250
       190   Geotek Communications........         291
       500   Teva Pharmaceutical
               Industries, ADR............      23,656
                                            ----------
                                                62,197
                                            ----------
             ITALY (6.2%)
     4,010   Assicurazione Generali.......      98,733
    38,235   Credito Italiano.............     118,338
    91,868   Montedison...................      82,411
    19,700   Stet RISP*...................      86,611
    22,100   Telecom Italia Mobile........     102,025
     6,785   Telecom Italia...............      43,427
                                            ----------
                                               531,545
                                            ----------
             JAPAN (10.0%)
       500   Acom.........................      27,570
     1,000   Aoyama Trading...............      16,925
     2,600   Bank of Tokyo................      35,841
     2,000   Bridgestone..................      43,347
     1,000   Canon........................      23,282
     4,000   Fujitsu......................      42,887
     1,000   Fuji Photo Film..............  $   38,292
     1,000   Honda Motor..................      36,684
         2   Japan Tobacco................      14,183
     2,000   Kao..........................      28,796
       600   Konami Company...............      14,750
     3,000   Minebea......................      32,165
     2,000   Mitsubishi Estate............      21,750
     3,000   Mitsubishi Trust & Bank......      30,098
       300   Nintendo.....................      29,638
     2,000   Nippon Comsys................      24,660
         8   Nippon Telegraph and
               Telephone..................      34,310
       100   Nippon Television Network....      29,332
     1,000   Nomura Securities............      13,326
       460   Promise Company..............      25,506
     1,000   Sankyo.......................      22,592
     2,000   Sekisui House................      12,851
       500   Sony.........................      44,419
     1,000   TDK..........................      75,359
     2,000   Terumo.......................      29,408
     1,600   Tokyo Electric Power.........      29,163
     2,000   Toyota Motor.................      57,285
     1,000   Yamanouchi Pharmaceutical....      21,444
                                            ----------
                                               855,863
                                            ----------
             MEXICO (2.9%)
    11,800   Cemex, Class B*..............      62,725
    11,315   Fomento Economico Mexicano,
               Class B....................      90,991
    20,400   Kimberly-Clark Mexico, Series
               A..........................      96,559
                                            ----------
                                               250,275
                                            ----------
             NETHERLANDS (4.7%)
     1,190   Ahrend.......................      37,406
     1,010   Benckiser....................      41,815
     2,650   Ing Groep....................     111,675
     1,876   Koninklijke PTT Nederland NV...     78,317
       872   Philips Electronics..........      52,324
     2,880   Verenigde Nederlandse........      81,291
                                            ----------
                                               402,828
                                            ----------
             NORWAY (0.2%)
     1,086   Sas Norge, Class B...........      15,151
                                            ----------
             PORTUGAL (0.5%)
       200   Portugal Telecom, ADR........       9,400
       800   Portugal Telecom.............      37,120
                                            ----------
                                                46,520
                                            ----------
             RUSSIA (0.8%)
       300   AO Tatneft ADR...............      42,633
     2,875   JSC Surgutneftegaz ADR.......      29,386
                                            ----------
                                                72,019
                                            ----------
             SPAIN (1.5%)
     1,535   Banco Popular Espanola.......     107,304
       853   Sol Melia....................      34,154
                                            ----------
                                               141,458
                                            ----------
             SWEDEN (3.3%)
       635   Electrolux...................      44,084
    11,600   Nordbanken Holding*..........      65,623
     1,400   Skandia Forsaekrings.........      66,059
     4,634   Forenings Sparbanken.........     105,387
                                            ----------
                                               281,153
                                            ----------


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)



  SHARES                                      VALUE
----------                                  ----------
COMMON STOCKS--CONTINUED
             SWITZERLAND (9.5%)
        14   Julius Baer Holdings.........  $   25,945
        29   Kuoni Reisen Holdings........     108,575
        61   Liechtenstein Global Trust...      37,751
       118   Novartis.....................     191,966
       131   Rentenenstalt................     102,750
        14   Roche Holding................      69,433
        59   Sairgroup*...................      80,692
       302   Schweizerische Bankverein*...      93,759
        36   Swiss Reinsurance............      67,256
        27   Union Bank of Switzerland....      38,995
                                            ----------
                                               817,122
                                            ----------
             RUSSIA (0.5%)
     1,300   Lukoil Holdings..............      40,351
                                            ----------
             VENEZUELA (0.5%)
     1,000   Cia Anonima Nacional
               Telefonos De Venezuela
               ADR*.......................      41,625
                                            ----------
TOTAL COMMON STOCKS (COST $7,344,334).....
                                             8,130,533
                                            ----------
                   PREFERRED STOCKS (2.6%)
             BRAZIL (0.0%)
    55,000   Cia Paranaense De Energia
               PFB........................         747
                                            ----------
             GERMANY (2.6%)
     1,875   Henkel.......................  $  118,361
       314   Sap..........................     102,775
                                            ----------
                                               221,136
                                            ----------
TOTAL PREFERRED STOCKS (COST $187,288)....     221,883
                                            ----------
TOTAL INVESTMENTS AT VALUE (97.2%) (COST
$7,531,622)(a)............................   8,352,416
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.8%)....................................     442,186
                                            ----------
NET ASSETS (100.0%).......................  $8,794,602
                                            ==========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,577,991, resulting in gross unrealized appreciation and depreciation of $999,459 and $225,034, respectively, and net unrealized appreciation of $774,425.
ADR - American Depositary Receipt
PFB - Preferred Shares -- Class B
RISP - Risparmio (Italian "Savings Shares")


INTERNATIONAL EQUITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)


                                                                                        ADJUSTMENTS
                                      INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   (REFERENCES ARE                  INTERNATIONAL
                                         EQUITY          EQUITY          EQUITY         TO PRO FORMA                      EQUITY
                                        PORTFOLIO        TRUST A         TRUST C         FOOTNOTES)                      PRO FORMA
                                      -------------   -------------   -------------   ---------------                  -------------
ASSETS:
Investment in corresponding Select
    Advisors Portfolios, at value                -      $4,653,410     $3,940,053       $(8,593,463) (Note C)                     -
Investments at Value (Note A)           $8,352,416               -              -                 -                      $8,352,416
Cash and foreign currency                  243,408               -              -                 -                      $  243,408
Receivables for:
     Securities sold                        29,994               -              -                 -                      $   29,994
     Fund shares sold                            -           8,506            463                 -                      $    8,969
     Dividend, interest, and
       foreign withholding tax              18,850               -              -                 -                      $   18,850
     Gain on forward contracts                 190               -              -                 -                      $      190
Deferred organization expenses              12,382          17,164         16,514           (28,896) (Note D)            $   17,164
Reimbursement receivable from
     Advisor/Sponsor                       130,289         120,246        119,021           (37,058) (Notes D,F,G,H,I)   $  332,498
                                        ----------      ----------     ----------       -----------                      ----------
Total Assets                             8,787,529       4,799,326      4,076,051        (8,659,417)                      9,003,489
                                        ----------      ----------     ----------       -----------                      ----------
LIABILITIES:
Payable for fund shares redeemed                 -               -              -                 -                               -
Distribution payable from income                 -               -              -                 -                               -
Payable for investments purchased          143,002               -              -                 -                         143,002
Due to Custodian                                 -               -              -                 -                               -
Payable to Advisor (Sponsor)                     -               -              -                 -                               -
Other accrued expenses                      51,064          38,559         42,216           (65,954) (Notes D, F,G,H,I)      65,885
                                        ----------      ----------     ----------       -----------                      ----------
Total Liabilities                          194,066          38,559         42,216           (65,954)                        208,887
                                        ----------      ----------     ----------       -----------                      ----------
NET ASSETS:                             $8,593,463      $4,760,767     $4,033,835       $(8,593,463)                     $8,794,602
                                        ==========      ==========     ==========       ===========                      ==========

NET ASSETS CONSIST OF:
Paid-in capital                         $8,593,463      $4,283,036     $3,599,360       $(8,593,463) (Notes C)           $7,882,396
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                    -         (14,430)       (16,192)                -                         (30,622)
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                          -          58,978         63,937                 -                         122,915
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                    -         433,183        386,730                 -                         819,913
                                        ----------      ----------     ----------       -----------                      ----------
NET ASSETS:                             $8,593,463      $4,760,767     $4,033,835       $(8,593,463)                     $8,794,602
                                        ==========      ==========     ==========       ===========                      ==========
Class A                                          -      $4,760,767              -                 -                      $4,760,767
                                        ==========      ==========     ==========       ===========                      ==========
Class C                                          -               -     $4,033,835                 -                      $4,033,835
                                        ==========      ==========     ==========       ===========                      ==========
SHARES OUTSTANDING:
Class A                                          -         417,090              -                 -                         417,090
                                        ==========      ==========     ==========       ===========                      ==========
Class C                                          -               -        357,858                 -                         357,858
                                        ==========      ==========     ==========       ===========                      ==========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
    price per share                              -      $    11.41              -                 -                      $    11.41
                                        ==========      ==========     ==========       ===========                      ==========
Maximum offering price per share
    (based on maximum sales charge
    of 5.75%)                                    -      $    12.11              -                 -                      $    12.11
                                        ==========      ==========     ==========       ===========                      ==========
CLASS C SHARES

Net asset value and offering price
    per share*                                   -               -     $    11.27                 -                      $    11.27
                                        ==========      ==========     ==========       ===========                      ==========
Note A: Cost of investments              7,531,622                                                                        7,531,622

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


    The accompanying notes are an integral part of the financial statements.



INTERNATIONAL EQUITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                                                      ADJUSTMENTS
                                    INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   (REFERENCES ARE                    INTERNATIONAL
                                       EQUITY          EQUITY          EQUITY         TO PRO FORMA                        EQUITY
                                      PORTFOLIO        TRUST A         TRUST C         FOOTNOTES)                        PRO FORMA
                                    -------------   -------------   -------------   ---------------                    -------------
INVESTMENT INCOME:
Interest income                       $   16,635      $   8,789       $   7,846           (16,635) (Note C)              $   16,635
Dividend income                          122,548         64,641          57,907          (122,548) (Note C)                 122,548
                                      ----------      ---------       ---------       -----------                        ----------
                                         139,183         73,430          65,753          (139,183)                          139,183
                                      ----------      ---------       ---------       -----------                        ----------
EXPENSES:
Allocated expenses from Hub                    -         67,979          60,283          (128,262) (Note C)                       -
Investment Advisory fee                   73,217              -               -                 -                            73,217
Sponsor fee                                    -          8,290           7,366                 -                            15,656
Transfer agent                                 -         41,226          35,041                 -                            76,267
Custody, Fund accounting
    and administration                   222,430         16,990          18,164           (48,000) (Note F)                 209,584
Registration                                   -         12,678          12,573             4,000  (Note G)                  29,251
Audit                                     18,737         12,872          12,872            (3,000) (Note H)                  41,481
Amortization of organization
    expense                                7,052          9,771           9,402           (16,454) (Note D)                   9,771
Printing                                       -          2,609           9,842            (2,500) (Note I)                   9,951
Legal                                      3,220          1,544           1,453                 -                             6,217
Miscellaneous                              2,986          1,623           1,190                 -                             5,799
Trustee                                    1,126            601             539                 -                             2,266
                                      ----------      ---------       ---------       -----------                        ----------
Total expenses                           328,768        176,183         168,725          (194,216)                          479,460
                                      ----------      ---------       ---------       -----------                        ----------
Less: Waiver of Sponsor fees                   -         (8,290)         (7,366)                -                           (15,656)
             Reimbursement
               from sponsor             (200,506)      (111,956)       (111,655)           65,954  (Notes D, F, G, H, I)   (358,163)
                                      ----------      ---------       ---------       -----------                        ----------
                                         128,262         55,937          49,704          (128,262)                          105,641
Distribution and service fees:
Class A shares                                 -         10,363               -                 -                            10,363
Class C shares                                 -              -          36,818                 -                            36,818
                                      ----------      ---------       ---------       -----------                        ----------
Net Expenses                             128,262         66,300          86,522          (128,262)                          152,822
                                      ----------      ---------       ---------       -----------                        ----------
NET INVESTMENT INCOME (LOSS)              10,921          7,130         (20,769)          (10,921)                          (13,639)
REALIZED AND UNREALIZED GAIN
    (LOSS):
Net realized gain (loss) on:
    Investments                        1,057,208        548,899         508,310        (1,057,208) (Note C)               1,057,209
    Foreign currency transactions        (46,938)       (24,857)        (22,081)           46,938  (Note C)                 (46,938)
                                      ----------      ---------       ---------       -----------                        ----------
                                       1,010,270        524,042         486,229        (1,010,270)                        1,010,271
                                      ----------      ---------       ---------       -----------                        ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                           76,696         47,000          29,696           (76,696) (Note C)                  76,696
    Foreign currency transactions            684            371             313              (684) (Note C)                     684
                                      ----------      ---------       ---------       -----------                        ----------
                                          77,380         47,371          30,009           (77,380)                           77,380
                                      ----------      ---------       ---------       -----------                        ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $1,098,571      $ 578,543       $ 495,469       $(1,098,571)                       $1,074,012
                                      ==========      =========       =========       ===========                        ==========
Note A: Net of foreign
    withholding tax of:                   13,986          7,367           6,619           (13,986)                           13,986
                                      ----------      ---------       ---------       -----------                        ----------



    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)


                                               VALUE
 SHARES                                      (Note 1)
---------                                   -----------
COMMON STOCKS (97.0%)
            AEROSPACE & DEFENSE (3.0%)
   4,700    Rockwell International........  $   245,575
  10,700    T R W.........................      571,113
                                            -----------
                                                816,688
                                            -----------
            AUTOMOTIVE (5.8%)
   7,500    Dana..........................      356,250
   5,900    Echlin........................      213,506
  11,600    Ford Motor....................      564,775
   8,600    Meritor Automotive............      181,138
   5,100    Paccar........................      267,750
                                            -----------
                                              1,583,419
                                            -----------
            BANKING (12.7%)
   1,100    Centura Banks.................       75,900
   4,800    Chase Manhattan...............      525,600
   1,700    First American................       84,575
   7,900    First Commerce................      531,275
   1,100    First Tennessee National......       73,425
   7,200    Firstar.......................      305,550
   8,600    Key...........................      608,988
   9,100    Nationsbank...................      553,394
  11,000    North Folk Bancorp............      369,188
   2,800    US Bancorp....................      313,425
                                            -----------
                                              3,441,320
                                            -----------
            BEVERAGES, FOOD & TOBACCO
            (7.6%)
   3,800    General Mills.................  $   272,175
  11,900    Heinz (H. J.).................      604,669
  13,600    Philip Morris Companies.......      616,250
   9,600    Unilever, ADR.................      599,400
                                            -----------
                                              2,092,494
                                            -----------
            CHEMICALS (6.7%)
   2,900    Akzo NV, ADR..................      251,938
   3,900    Betzdearborn..................      238,144
   2,200    Dow Chemical Company..........      223,300
   5,100    Eastman Chemical Company......      303,769
   8,500    Imperial Chemical
              Industries, ADR.............      551,969
   5,700    Olin..........................      267,188
                                            -----------
                                              1,836,308
                                            -----------
            COMMERCIAL SERVICES (6.3%)
   1,500    Browning-Ferris Industries....       55,500
   9,800    Cinergy.......................      375,463
   7,000    CMS Energy....................      308,438
   9,400    Duke Energy...................      520,525
   8,300    Pacificorp....................      226,694
   7,800    Unicom Corporation............      239,850
                                            -----------
                                              1,726,470
                                            -----------
            COSMETICS & PERSONAL CARE
            (0.9%)
   4,200    Avon Products.................      257,775
                                            -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)



 SHARES                                        VALUE
---------                                   -----------

COMMON STOCKS--CONTINUED
            ELECTRIC UTILITIES (1.3%)
   5,600    Entergy.......................  $   167,650
   2,100    Southern......................       54,338
   4,700    Wisconsin Energy..............      135,125
                                            -----------
                                                357,113
                                            -----------
            ELECTRONICS (1.4%)
   4,700    AMP...........................      197,400
   4,000    Thomas & Betts................      189,000
                                            -----------
                                                386,400
                                            -----------
            FINANCIAL SERVICES (8.7%)
   5,100    Corestates Financial..........      408,319
   2,500    Federal National Mortgage
              Association.................      142,645
   5,100    First Union...................      261,375
   1,900    Fleet Financial Group.........      142,381
  15,300    HomeCorp*.....................      447,525
   1,100    J P Morgan....................      124,163
   5,300    Meditrust.....................      194,113
   5,600    Nationwide Health
            Properties....................      142,800
   5,600    Old Kent Financial............      221,900
  12,000    Security Capital Industrial
            Trust.........................      298,500
                                            -----------
                                              2,383,721
                                            -----------
            FOREST PRODUCTS & PAPER (6.8%)
   4,900    Boise Cascade.................      148,225
   4,500    Georgia-Pacific (Timber
            Group)*.......................      102,094
   4,800    Georgia-Pacific...............      291,600
   8,800    Kimberly-Clark................      433,950
   4,800    Louisiana Pacific.............       91,200
  13,700    Mead..........................      383,600
   5,100    Westvaco......................      160,331
   5,100    Weyerhauser...................      250,219
                                            -----------
                                              1,861,219
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS
            & APPLIANCES (1.0%)
   4,800    Whirlpool.....................      264,000
                                            -----------
            INSURANCE (2.6%)
   2,200    Exel Limited..................      139,425
   5,100    Lincoln National..............      398,438
   3,300    Mid Ocean.....................      179,025
                                            -----------
                                                716,888
                                            -----------
            MEDICAL SUPPLIES (0.7%)
   4,000    Baxter International..........      201,750
                                            -----------
            METALS (2.3%)
   9,600    Allegheny Teledyne............      248,400
   6,400    Freeport McMoran Copper &
              Gold........................       98,000
   8,700    Oregon Steel Mills............      185,419
   1,700    Phelps Dodge..................      105,825
                                            -----------
                                                637,644
                                            -----------
            OFFICE EQUIPMENT (2.3%)
   8,600    Xerox.........................      634,788
                                            -----------
            OIL & GAS (7.4%)
   6,300    Elf Aquitaine, ADR............  $   369,338
   4,100    MCN Energy Group..............      165,538
   8,000    Texaco........................      435,000
   4,500    Total S.A., ADR...............      249,750
  16,000    Williams Companies............      454,000
  10,000    YPF Sociedad Anonima ADR......      341,875
                                            -----------
                                              2,015,501
                                            -----------
            PHARMACEUTICALS (4.0%)
   5,400    American Home Products........      413,100
   3,900    Merck.........................      414,375
   2,600    Zeneca Group, ADR.............      280,800
                                            -----------
                                              1,108,275
                                            -----------
            RETAILERS (4.5%)
   5,100    J.C. Penney Company...........      307,594
   3,700    May Department Stores.........      194,944
   4,300    Mercantile Stores.............      261,763
   3,900    Rite Aid......................      228,881
   5,400    Sears Roebuck.................      244,350
                                            -----------
                                              1,237,532
                                            -----------
            TELEPHONE SYSTEMS (10.1%)
   5,900    Alltel........................      242,269
   4,900    Bell Atlantic.................      445,900
   5,500    Bellsouth.....................      309,719
   8,300    Frontier......................      199,719
  10,300    GTE...........................      538,175
   9,800    SBC Communications............      717,850
   5,100    Sprint........................      298,988
                                            -----------
                                              2,752,620
                                            -----------
            TRANSPORTATION (0.9%)
   4,400    CSX...........................      237,600
                                            -----------
TOTAL COMMON STOCKS
(COST $24,433,029)........................   26,549,525
                                            -----------


PRINCIPAL
 AMOUNT
--------
CONVERTIBLE CORPORATE BONDS (COST
$249,000) (0.9%)
            ENTERTAINMENT & LEISURE (0.9%)
$249,000    Loews, 3.125%, 09/15/07.......      246,510
                                            -----------
TOTAL INVESTMENTS AT VALUE (97.9%)
(COST $24,682,029)(a).....................   26,796,035
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)....................................      684,947
                                            -----------
NET ASSETS (100.0%).......................  $27,480,982
                                            ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $24,682,029, resulting in gross unrealized appreciation and depreciation of $2,943,104 and $829,098, respectively, and net unrealized appreciation of $2,114,006.
ADR - American Depositary Receipt



GROWTH & INCOME TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)


                                                                                     ADJUSTMENTS
                                 GROWTH &     GROWTH &    GROWTH &     GROWTH &    (REFERENCES ARE
                                  INCOME       INCOME      INCOME       INCOME       TO PRO FORMA                    GROWTH & INCOME
                                 PORTFOLIO     TRUST A    TRUST C     SEPARATE A      FOOTNOTES)                        PRO FORMA
                                -----------  ----------  ----------   -----------  ---------------                   ---------------
ASSETS:
Investment in corresponding
    Select Advisors
    Portfolios, at value                  -  $5,882,451  $1,957,080   $19,533,982   $(27,373,513) (Note C)                       -
Investments at Value (Note A)   $26,796,035           -           -             -              -                       $26,796,035
Cash and foreign currency           342,487           -           -             -              -                           342,487
Receivables for:
     Securities sold                413,371           -           -             -              -                           413,371
     Fund shares sold                     -      21,478         557             -              -                            22,035
     Dividend, interest, and
       foreign withholding tax       61,110           -           -             -              -                            61,110
     Gain on forward contracts            -           -           -             -              -                                 -
Deferred organization expenses       12,382      17,164      16,514             -        (28,896) (Note D)                  17,164
Reimbursement receivable from
    Advisor/Sponsor                       -     132,712      94,462             -       (153,071) (Notes D, E,F,G,H,I)      74,103
                                -----------  ----------  ----------   -----------   ------------                       -----------
Total Assets                     27,625,385   6,053,805   2,068,613    19,533,982    (27,555,480)                       27,726,305
                                -----------  ----------  ----------   -----------   ------------                       -----------
LIABILITIES:
Payable for fund shares
    redeemed                              -      26,461           -             -              -                            26,461
Distribution payable from
    income                                -           -           -             -              -                                 -
Payable for investments
    purchased                        73,789           -           -             -              -                            73,789
Due to Custodian                          -           -           -             -              -                                 -
Payable to Advisor (Sponsor)        142,613           -           -             -       (142,613) (Note E)                       -
Other accrued expenses               35,470      47,118      29,834        72,005        (39,354) (Notes D, F,G,H,I)       145,073
                                -----------  ----------  ----------   -----------   ------------                       -----------
Total Liabilities                   251,872      73,579      29,834        72,005       (181,967)                          245,323
                                -----------  ----------  ----------   -----------   ------------                       -----------
NET ASSETS:                     $27,373,513  $5,980,226  $2,038,779   $19,461,977   $(27,373,513)                      $27,480,982
                                ===========  ==========  ==========   ===========   ============                       ===========

NET ASSETS CONSIST OF:
Paid-in capital                 $27,373,513  $5,506,335  $1,871,667   $10,000,000   $(27,373,513) (Notes C)            $17,378,002
Undistributed Net Income, or
    (distributions in excess
    of net investment income)             -       2,166         706       324,052              -                           326,924
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess
    of net realized gains)                -      83,816      29,043     8,128,987              -                         8,241,846
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets             -     387,909     137,363     1,008,938              -                         1,534,210
                                -----------  ----------  ----------   -----------   ------------                       -----------
NET ASSETS:                     $27,373,513  $5,980,226  $2,038,779   $19,461,977   $(27,373,513)                      $27,480,982
                                ===========  ==========  ==========   ===========   ============                       ===========
Class A                                   -  $5,980,226           -             -              -                       $ 5,980,226
                                ===========  ==========  ==========   ===========   ============                       ===========
Class C                                   -           -  $2,038,779             -              -                       $ 2,038,779
                                ===========  ==========  ==========   ===========   ============                       ===========
Class Y                                   -           -           -   $19,461,977              -                       $19,461,977
                                ===========  ==========  ==========   ===========   ============                       ===========
SHARES OUTSTANDING:
Class A                                   -     397,027           -             -              -                           397,027
                                ===========  ==========  ==========   ===========   ============                       ===========
Class C                                   -           -     140,703             -              -                           140,703
                                ===========  ==========  ==========   ===========   ============                       ===========
Class Y                                   -           -           -     1,000,000              -                         1,000,000
                                ===========  ==========  ==========   ===========   ============                       ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per
    share                                 -  $    15.06           -             -              -                       $     15.06
                                ===========  ==========  ==========   ===========   ============                       ===========
Maximum offering price per
    share (based on
    maximum sales charge
    of 5.75%)                             -  $    15.98           -             -              -                       $     15.98
                                ===========  ==========  ==========   ===========   ============                       ===========
CLASS C SHARES
Net asset value and offering
    price per share*                      -           -  $    14.49             -              -                       $     14.49
                                ===========  ==========  ==========   ===========   ============                       ===========
CLASS Y SHARES
Net asset value and offering
    price per share                       -           -           -   $     19.46           -                          $     19.46
                                ===========  ==========  ==========   ===========   ============                       ===========
Note A: Cost of investments      24,682,029                                                                             24,682,029

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



GROWTH & INCOME TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                                                      ADJUSTMENTS
                                 GROWTH &      GROWTH &    GROWTH &     GROWTH &    (REFERENCES ARE                       GROWTH &
                                  INCOME        INCOME      INCOME       INCOME       TO PRO FORMA                         INCOME
                                 PORTFOLIO     TRUST A     TRUST C     SEPARATE A      FOOTNOTES)                         PRO FORMA
                                ----------    ---------    --------    ----------   ---------------                      ----------
INVESTMENT INCOME:
Interest income                 $   42,782    $   8,204    $  2,915    $   31,662         (42,781) (Note C)              $   42,782
Dividend income                    425,029       82,517      29,850       312,663        (425,030) (Note C)                 425,029
                                ----------    ---------    --------    ----------     -----------                        ----------
                                   467,811       90,721      32,765       344,325        (467,811)                          467,811
                                ----------    ---------    --------    ----------     -----------                        ----------
EXPENSES:
Allocated expenses from Hub              -       56,848      20,510       219,372        (296,730) (Note C)                       -
Investment Advisory fee            181,803            -           -             -               -                           181,803
Sponsor fee                              -        9,209       3,383             -               -                            12,592
Transfer agent                           -       53,463      36,111             -               -                            89,574
Custody, Fund accounting and
    administration                 111,938       16,552      16,834             -         (29,500) (Note F)                 115,824
Registration                             -       14,052       9,903             -          10,800  (Note G)                  34,755
Audit                               16,279       11,739      11,739             -          (3,000) (Note H)                  36,757
Amortization of organization
    expense                          7,052        9,771       9,402             -         (16,454) (Note D)                   9,771
Printing                                 -        3,767       2,012             -          (1,200) (Note I)                   4,579
Legal                                7,830        1,854         624             -               -                            10,308
Miscellaneous                        8,236        3,130       1,136             -               -                            12,502
Trustee                              2,782          675         558             -               -                             4,015
                                ----------    ---------    --------    ----------     -----------                        ----------
Total expenses                     335,920      181,060     112,212       219,372        (336,084)                          512,480
                                ----------    ---------    --------    ----------     -----------                        ----------
Less: Waiver of Sponsor fees             -       (9,209)     (3,383)            -               -                           (12,592)
             Reimbursement
               from sponsor        (39,190)    (123,503)    (91,079)            -          39,354  (Notes D, F, G, H, I)   (214,418)
                                ----------    ---------    --------    ----------     -----------                        ----------
                                   296,730       48,348      17,750       219,372        (296,730)                          285,470
Distribution and service fees:
Class A shares                           -       11,516           -             -               -                            11,516
Class C shares                           -            -      16,906             -               -                            16,906
Class Y shares                           -            -           -             -               -                                 -
                                ----------    ---------    --------    ----------     -----------                        ----------
Net Expenses                       296,730       59,864      34,656       219,372        (296,730)                          313,892
                                ----------    ---------    --------    ----------     -----------                        ----------
NET INVESTMENT INCOME (LOSS)       171,081       30,857      (1,891)      124,953        (171,081)                          153,919
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                  4,825,120      652,500     225,936     3,946,684      (4,825,120) (Note C)               4,825,120
    Foreign currency
      transactions                       -            -           -             -               -                                 -
                                ----------    ---------    --------    ----------     -----------                        ----------
                                 4,825,120      652,500     225,936     3,946,684      (4,825,120)                        4,825,120
                                ----------    ---------    --------    ----------     -----------                        ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                   (380,944)     212,301      86,797      (680,042)        380,944  (Note C)                (380,944)
    Foreign currency
      transactions                       -            -           -             -               -                                 -
                                ----------    ---------    --------    ----------     -----------                        ----------
                                  (380,944)     212,301      86,797      (680,042)        380,944                          (380,944)
                                ----------    ---------    --------    ----------     -----------                        ----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                    $4,615,257    $ 895,658    $310,842    $3,391,595     $(4,615,257)                       $4,598,095
                                ==========    =========    ========    ==========     ===========                        ==========
Note A: Net of foreign
    withholding tax of:                  -            -           -             -               -                                 -
                                ----------    ---------    --------    ----------     -----------                        ----------




    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)




 SHARES                                        VALUE
---------                                    ----------
COMMON STOCKS (60.5%)
            ADVERTISING (1.6%)
   2,100    WPP Group......................  $   94,763
                                             ----------
            AEROSPACE & DEFENSE (3.3%)
   1,800    Boeing.........................      88,088
   1,100    Lockheed Martin................     108,350
                                             ----------
                                                196,438
                                             ----------
            AIRLINES (2.0%)
     900    AMR*...........................     115,650
                                             ----------
            BANKING (3.4%)
     800    Citicorp.......................     101,150
     300    Wells Fargo....................     101,831
                                             ----------
                                                202,981
                                             ----------
            BEVERAGES, FOOD & TOBACCO
            (2.7%)
   1,800    Diageo.........................      68,175
   1,900    McDonald's.....................      90,725
                                             ----------
                                                158,900
                                             ----------
            CHEMICALS (2.5%)
   3,600    Monsanto.......................     151,200
                                             ----------
            COMPUTERS & INFORMATION (1.2%)
   2,600    EMC*...........................      71,338
                                             ----------
            ELECTRONICS (10.0%)
   2,400    Adaptec*.......................      89,100
   1,100    Avnet..........................      72,600
   6,967    Commscope*.....................      93,619
   6,300    Nextlevel Systems*.............     112,613
   2,000    Solectron*.....................      83,125
   3,600    Ucar International*............     143,775
                                             ----------
                                                594,832
                                             ----------
            ENTERTAINMENT & LEISURE (3.3%)
   2,500    Polaroid.......................     121,719
   1,200    Time Warner....................      74,400
                                             ----------
                                                196,119
                                             ----------
            FINANCIAL SERVICES (11.5%)
   3,700    Countrywide Credit.............     158,638
   1,300    Federal National Mortgage
              Association..................      74,181
   2,200    Renaissancere Holdings.........      97,075
   5,300    Sabre Group Holding*...........     153,038
   2,700    Security Capital Group, Class
            B*.............................      87,750
   4,400    Security Capital Industrial
            Trust*.........................     109,450
                                             ----------
                                                680,132
                                             ----------
            HEALTH CARE PROVIDERS (1.8%)
   3,300    Tenet Healthcare*..............     109,313
                                             ----------
            HEAVY INDUSTRY (3.5%)
   1,400    Caterpillar....................      67,988
   4,000    Lucasvarity....................     139,500
                                             ----------
                                                207,488
                                             ----------
            INDUSTRIAL (1.8%)
   1,400    Armstrong World Industries.....     104,650
                                             ----------
            LODGING (1.2%)
   4,700    Homestead Village Property*....  $   70,794
                                             ----------
            METALS (1.2%)
   2,700    Allegheny Teledyne.............      69,863
                                             ----------
            OIL & GAS (2.4%)
   2,300    Anadarko Petroleum.............     139,581
                                             ----------
            REAL ESTATE (1.6%)
   2,800    Oakwood Homes..................      92,925
                                             ----------
            TELEPHONE SYSTEMS (2.4%)
   2,400    Sprint.........................     140,700
                                             ----------
            TEXTILES, CLOTHING & FABRICS
            (3.1%)
   9,600    Shaw Industries................     111,600
   1,700    Unifi..........................      69,169
                                             ----------
                                                180,769
                                             ----------
TOTAL COMMON STOCKS (COST $3,201,058).....
                                              3,578,436
                                             ----------


PRINCIPAL
 AMOUNT
--------
CORPORATE BONDS (14.7%)
            BANKING (5.3%)
$ 50,000    Bankers Trust-NY, 7.125%,
              03/15/06.....................      51,440
 100,000    BB&T, 7.25%, 06/15/07..........     105,210
 100,000    Chase Manhattan, 7.25%,
              06/01/07.....................     104,838
 358,385    Nykredit, 6.00%, 10/01/26......      51,005
                                             ----------
                                                312,493
                                             ----------
            BEVERAGES, FOOD & TOBACCO (1.1%)
  60,000    Coca-Cola Femsa, 8.95%,
              11/01/06.....................      62,583
                                             ----------
            ELECTRIC UTILITIES (1.6%)
  95,000    Financiera Energy, 9.375%,
              06/15/06.....................      95,742
                                             ----------
            FINANCIAL SERVICES (4.1%)
 100,000    Bonos Del Tesoro, 8.75%,
              05/09/02.....................      94,562
  40,000    G.E. Capital Management
              Service, 6.50%, 11/25/23.....      36,903
  44,500    G.E. Capital Management
              Service, 6.50%, 03/25/24.....      43,065
  69,000    Paine Webber Group, 7.00%,
              03/01/00.....................      69,927
                                             ----------
                                                244,457
                                             ----------
            METALS (1.7%)
 100,000    AK Steel, 9.125%, 12/15/06.....     102,500
                                             ----------
            OIL & GAS (0.9%)
  50,000    Petroleos Mexicanos, 8.85%,
              09/15/07.....................      49,500
                                             ----------
TOTAL CORPORATE BONDS
(COST $861,497)............................     867,275
                                             ----------


    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)




PRINCIPAL                                      VALUE
 AMOUNT
---------                                    ----------
MORTGAGE BACKED SECURITIES (3.2%)
$ 20,000    Federal Home Loan Mortgage
              Corporation, 6.00%,
              03/15/08.....................  $   19,927
   9,359    Federal National Mortgage
              Association, 5.00%,
              10/25/03.....................       9,317
  45,000    Federal National Mortgage
              Association, 6.15%,
              10/25/07.....................      44,979
   3,066    Merrill Lynch Mortgage
              Investment, 9.70%,
              07/15/10.....................       3,122
  23,825    Merrill Lynch Mortgage
              Investment, 7.65%,
              01/15/12.....................      24,370
  40,000    Merrill Lynch Mortgage
              Investment, 7.09%,
              12/26/25.....................      40,800
  50,000    Prudential Home Mortgage
              Securities, 6.25%,
              04/25/24.....................      45,950
                                             ----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $184,190)............................     188,465
                                             ----------
MUNICIPAL BONDS (4.3%)
  40,000    Baltimore Community Development
              Financing, 8.20%, 08/15/07...      44,000
   7,957    Denver Colorado City & County
              Single Family, 7.25%,
              12/01/10.....................       8,216
  20,000    Michigan State Job Development
              Authority, 7.10%, 05/01/98...      20,076
  15,000    New York City, New York,
              General Obligation, 9.75%,
              08/05/12.....................      16,238
  40,000    New York State Housing Finance
              Agency Service, 7.50%,
              09/15/03.....................      41,050
  50,000    Ohio Housing Financial Agency,
              7.90%, 10/01/14..............      53,188
  30,000    Oklahoma City Airport, 9.40%,
              11/01/10.....................      33,713
  40,000    Oregon State General
              Obligation, 6.90%,
              01/01/00.....................      40,267
                                             ----------
TOTAL MUNICIPAL BONDS
(COST $244,860)............................     256,748
                                             ----------
U.S. TREASURY OBLIGATIONS (13.0%)
$ 95,000    US Treasury Bond, 6.75%,
              08/15/26.....................  $  104,618
  65,000    US Treasury Note, 6.125%,
              08/31/98.....................      65,223
 100,000    US Treasury Note, 5.75%,
              10/31/00.....................     100,093
  50,000    US Treasury Note, 7.00%,
              07/15/06.....................      53,984
 100,000    US Treasury Bond, 6.25%,
              04/30/01.....................     101,563
 320,000    US Treasury Note, 7.25%,
              08/15/04.....................     345,875
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $748,297)............................     771,356
                                             ----------
SOVEREIGN GOVERNMENT OBLIGATIONS (2.9%)
            AUSTRALIA (1.7%)
 143,000    Treasury Corp of Victoria,
            7.50%, 08/15/08................      99,865
                                             ----------
            GREAT BRITAIN (1.2%)
  37,000    UK Treasury, 8.00%, 12/07/15...      72,047
                                             ----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $178,474)............................     171,912
                                             ----------

  UNITS
--------
WARRANTS (0.0%)
            FINANCIAL SERVICES (0.0%)
     361    Security Capital Group.........       1,895
                                             ----------
TOTAL INVESTMENTS AT VALUE (98.6%)
(COST $5,418,376)(a).......................   5,836,087
CASH AND OTHER ASSETS NET OF LIABILITIES
(1.4%).....................................     286,637
                                             ----------
NET ASSETS (100.0%)........................  $6,122,724
                                             ==========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,418,397, resulting in gross unrealized appreciation and depreciation of $493,644 and $75,954, respectively, and net unrealized appreciation of $417,690.


BALANCED TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)



                                                                                ADJUSTMENTS
                                                                              (REFERENCES ARE
                                        BALANCED     BALANCED     BALANCED     TO PRO FORMA                       BALANCED
                                        PORTFOLIO     TRUST A      TRUST C       FOOTNOTES)                       PRO FORMA
                                       ----------   ----------   ----------   ---------------                    ----------
ASSETS:
Investment in corresponding Select
    Advisors Portfolios, at value               -   $3,198,163   $2,721,538     $(5,919,701) (Note C)                     -
Investments at Value (Note A)          $5,836,087            -            -               -                      $5,836,087
Cash and foreign currency                       -            -            -               -                               -
Receivables for:
     Securities sold                        5,105            -            -               -                           5,105
     Fund shares sold                           -       26,119          188               -                          26,307
     Dividend, interest, and
       foreign withholding tax             38,087            -            -               -                          38,087
     Gain on forward contracts              5,637            -            -               -                           5,637
Deferred organization expenses             12,382       17,164       16,514         (28,896) (Note D)                17,164
Reimbursement receivable from
     Advisor/Sponsor                       43,898      121,086      101,399         (25,158) (Notes D,F,G,H,I)      241,225
                                       ----------   ----------   ----------     -----------                      ----------
Total Assets                            5,941,196    3,362,532    2,839,639      (5,973,755)                      6,169,612
                                       ----------   ----------   ----------     -----------                      ----------
LIABILITIES:
Payable for fund shares redeemed                -           40            -               -                              40
Distribution payable from income                -            -            -               -                               -
Payable for investments purchased               -            -            -               -                               -
Due to Custodian                            1,479            -            -               -                           1,479
Payable to Advisor (Sponsor)                    -            -            -               -                               -
Other accrued expenses                     20,016       46,727       32,680         (54,054) (Notes D, F,G,H,I)      45,369
                                       ----------   ----------   ----------     -----------                      ----------
Total Liabilities                          21,495       46,767       32,680         (54,054)                         46,888
                                       ----------   ----------   ----------     -----------                      ----------
NET ASSETS:                            $5,919,701   $3,315,765   $2,806,959     $(5,919,701)                     $6,122,724
                                       ==========   ==========   ==========     ===========                      ==========

NET ASSETS CONSIST OF:

Paid-in capital                        $5,919,701   $3,061,544   $2,576,151     $(5,919,701) (Notes C)           $5,637,695
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                   -        2,506        1,883               -                           4,389
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                         -       30,260       28,017               -                          58,277
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                   -      221,455      200,908               -                         422,363
                                       ----------   ----------   ----------     -----------                      ----------
NET ASSETS:                            $5,919,701   $3,315,765   $2,806,959     $(5,919,701)                     $6,122,724
                                       ==========   ==========   ==========     ===========                      ==========
Class A                                         -   $3,315,765            -               -                      $3,315,765
                                       ==========   ==========   ==========     ===========                      ==========
Class C                                         -            -   $2,806,959               -                      $2,806,959
                                       ==========   ==========   ==========     ===========                      ==========
SHARES OUTSTANDING:
Class A                                         -      267,075            -               -                         267,075
                                       ==========   ==========   ==========     ===========                      ==========
Class C                                         -            -      230,973               -                         230,973
                                       ==========   ==========   ==========     ===========                      ==========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
    price per share                             -   $    12.42            -               -                      $    12.42
                                       ==========   ==========   ==========     ===========                      ==========
Maximum offering price per share
    (based on maximum sales
    charge of 5.75%)                            -   $    13.18            -               -                      $    13.18
                                       ==========   ==========   ==========     ===========                      ==========
CLASS C SHARES
Net asset value and offering
    price per share*                            -            -   $    12.15               -                      $    12.15
                                       ==========   ==========   ==========     ===========                      ==========
Note A: Cost of investments             5,418,376                                                                 5,418,376


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 The accompanying notes are an integral part of the financial statements.



BALANCED TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)




                                                                                ADJUSTMENTS
                                                                              (REFERENCES ARE
                                        BALANCED     BALANCED     BALANCED     TO PRO FORMA                       BALANCED
                                        PORTFOLIO     TRUST A      TRUST C       FOOTNOTES)                       PRO FORMA
                                       ----------   ---------    ---------    ---------------                     ---------
INVESTMENT INCOME:
Interest income                         $ 140,386   $  72,420     $ 67,966        (140,386) (Note C)              $ 140,386
Dividend income                            35,733      18,418       17,315         (35,733) (Note C)                 35,733
                                        ---------   ---------     --------        --------                        ---------
                                          176,119      90,838       85,281        (176,119)                         176,119
                                        ---------   ---------     --------        --------                        ---------
EXPENSES:
Allocated expenses from Hub                     -      39,102       36,473         (75,575) (Note C)                      -
Investment Advisory fee                    38,823           -            -               -                           38,823
Sponsor fee                                     -       5,310        4,982               -                           10,292
Transfer agent                                  -      44,602       33,600               -                           78,202
Custody, Fund accounting
    and administration                     97,151      15,324       15,035         (35,500) (Note F)                 92,010
Registration                                    -      12,761       11,117           3,700  (Note G)                 27,578
Audit                                      11,585      11,234       11,234          (3,000) (Note H)                 31,053
Amortization of organization
    expense                                 7,052       9,771        9,402         (16,454) (Note D)                  9,771
Printing                                        -       9,521        4,478          (2,800) (Note I)                 11,199
Legal                                       1,680       1,146        1,137               -                            3,963
Miscellaneous                               1,288       1,135          993               -                            3,416
Trustee                                       717         372          356               -                            1,445
                                        ---------   ---------     --------        --------                        ---------
Total expenses                            158,296     150,278      128,807        (129,629)                         307,752
                                        ---------   ---------     --------        --------                        ---------
Less: Waiver of Sponsor fees                    -      (5,310)      (4,982)              -                          (10,292)
             Reimbursement from
               sponsor                    (82,721)   (115,776)     (96,417)         54,054  (Notes D, F, G, H, I)  (240,860)
                                        ---------   ---------     --------        --------                        ---------
                                           75,575      29,192       27,408         (75,575)                          56,600
Distribution and service fees:

Class A shares                                  -       6,637            -               -                            6,637
Class C shares                                  -           -       24,915               -                           24,915
                                        ---------   ---------     --------        --------                        ---------
Net Expenses                               75,575      35,829       52,323         (75,575)                          88,152
                                        ---------   ---------     --------        --------                        ---------
NET INVESTMENT INCOME                     100,544      55,009       32,958        (100,544)                          87,967
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                           965,160     499,632      465,528        (965,160) (Note C)                965,160
    Foreign currency transactions               -           -            -               -                                -
                                        ---------   ---------     --------        --------                        ---------
                                          965,160     499,632      465,528        (965,160)                         965,160
                                        ---------   ---------     --------        --------                        ---------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                          (175,493)    (91,281)     (84,212)        175,493  (Note C)               (175,493)
    Foreign currency transactions               -           -            -               -                                -
                                        ---------   ---------     --------        --------                        ---------
                                         (175,493)    (91,281)     (84,212)        175,493                         (175,493)
                                        ---------   ---------     --------        --------                        ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $ 890,211   $ 463,360     $414,274       $(890,211)                       $ 877,634
                                        =========   =========     ========       =========                        =========
Note A: Net of foreign
    withholding tax of:                         -           -            -               -                                -
                                        ---------   ---------     --------        --------                        ---------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)



PRINCIPAL                                     VALUE
  AMOUNT
----------                                 -----------
                   CORPORATE BONDS (34.8%)
             BEVERAGES, FOOD & TOBACCO
             (2.8%)
$  300,000   Specialty Foods, 11.125%,
               10/01/02..................  $   303,750
                                           -----------
             CASINOS (1.8%)
   200,000   Trump Atlantic City, 11.25%,
               05/01/06..................      195,000
                                           -----------
             CHEMICALS (7.2%)
$  200,000   Climachem, 10.75%,
               12/01/07..................  $   206,000
   300,000   Panoceanic Bulk, 12.00%,
               12/15/07..................      295,500
   250,000   Perry-Judd, 10.625%,
               12/15/07..................      260,000
                                           -----------
                                               761,500
                                           -----------



    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)




PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------
CORPORATE BONDS--CONTINUED
             COMPUTER SOFTWARE &
             PROCESSING (1.9%)
$  200,000   Details, 10.00%, 11/15/05...  $   204,500
                                           -----------
             ELECTRONICS (1.9%)
   200,000   High Voltage Engineering,
               10.50%, 08/15/04..........      207,500
                                           -----------
             ENTERTAINMENT & LEISURE
               (2.2%)
   250,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      240,000
                                           -----------
             FOREST PRODUCTS & PAPER
               (2.4%)
   250,000   Riverwood International,
               10.625%, 08/01/07.........      253,750
                                           -----------
             HEAVY INDUSTRY (2.3%)
   250,000   United Auto Group, 11.00%,
               07/15/07..................      246,250
                                           -----------
             INDUSTRIAL (3.8%)
   200,000   Iowa Select Farms, 10.75%,
               12/01/05..................      205,250
   200,000   Werner Holdings, 10.00%,
               11/15/07..................      205,000
                                           -----------
                                               410,250
                                           -----------
             OIL & GAS (2.4%)
   250,000   Panaco, 10,625%, 10/01/04...      252,500
                                           -----------
             TELEPHONE SYSTEMS (6.1%)
   200,000   Hyperion Telecom, 12.25%,
               09/01/04..................      221,000
   200,000   Iridium LLC/Capital, 14.00%,
               07/15/05..................      217,000
   200,000   Primus Telecommunications,
               11.75%, 08/01/04..........      215,000
                                           -----------
                                               653,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$3,653,486)..............................    3,728,000
                                           -----------
EUROBONDS (23.3%)
             BRAZIL (3.4%)
   400,000   Paging Network De Brazil,
               13.50%, 06/06/05..........      364,000
                                           -----------
             ECUADOR (4.3%)
   100,000   Conecel Holdings, 14.00%,
               10/01/00..................      100,000
   350,000   Conecel, 14.00%, 05/01/02...      353,500
                                           -----------
                                               453,500
                                           -----------
             GREAT BRITAIN (1.9%)
   200,000   Dialog, 11.00%, 11/15/07....      207,500
                                           -----------
             HONG KONG (4.1%)
   500,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........      435,000
                                           -----------
             INDIA (2.5%)
   500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      270,000
                                           -----------
             NETHERLANDS (5.9%)
$  500,000   DGS International Finance,
               10.00%, 06/01/07..........  $   425,000
   250,000   Indah Kiat Fin Mauritius,
               10.00%, 07/01/07..........      210,000
                                           -----------
                                               635,000
                                           -----------
             THAILAND (1.2%)
 1,250,000   NTS Steel Group Public,
               4.00%, 12/16/08...........      125,000
                                           -----------
TOTAL EUROBONDS (COST $3,052,308)........    2,490,000
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (5.6%)
             RUSSIA (1.4%)
   250,000   Russia-Principal Loan (b),
               6.719%, 12/15/20..........      154,700
                                           -----------
             VENEZUELA (4.2%)
   500,500   Republic of Venezuela,
               9.25%, 09/15/27...........      449,449
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $609,363)..........................      604,149
                                           -----------
YANKEE BONDS (20.2%)
             BRAZIL (6.5%)
   350,000   Tevecap, 12.63%, 11/26/04...      321,125
   400,000   TV Filme, 12.88%,
               12/15/04..................      373,952
                                           -----------
                                               695,077
                                           -----------
             INDONESIA (3.5%)
   500,000   FSW International, 12.50%,
               11/01/06..................      380,000
                                           -----------
             MEXICO (10.2%)
   850,000   Grupo Televisa (Zero Coupon
               until 05/15/01, 13.25%
               thereafter), 05/15/08
               (c).......................      636,479
   200,000   Innova S. de R.L., 12.88%,
               04/01/07..................      202,000
   250,000   Transport Maritma, 10.00%,
               11/15/06..................      250,313
                                           -----------
                                             1,088,792
                                           -----------
TOTAL YANKEE BONDS (COST $2,298,205).....    2,163,869
                                           -----------
BRADY BONDS (12.2%)
             BULGARIA (5.3%)
   350,000   Government of Bulgaria, IAB
               (d), 6.69%, 07/28/11......      256,375
   400,000   Government of Bulgaria (d),
               6.69%, 07/28/24...........      308,000
                                           -----------
                                               564,375
                                           -----------
             ECUADOR (5.2%)
   750,000   Republic of Ecuador (d),
               3.50%, 02/28/25...........      409,650
   188,000   Republic of Ecuador (d),
               6.69%, 02/28/25...........      141,714
                                           -----------
                                               551,364
                                           -----------


    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)



PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------

BRADY BONDS--CONTINUED
             PERU (1.7%)
$  300,000   Government of Peru, FLIRB,
               3.25%, 03/07/17...........  $   178,140
                                           -----------
TOTAL BRADY BONDS(COST $1,130,066).......    1,293,879
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             TELEPHONE SYSTEMS (0.0%)
       200   Primus Telecommunications...        2,000
                                           -----------
TOTAL INVESTMENTS AT VALUE (96.1%)
(COST $10,743,428)(a)....................   10,281,897
CASH AND OTHER ASSETS NET OF LIABILITIES
(3.9%)...................................      550,803
                                           -----------
NET ASSETS (100.0%)......................  $10,832,700
                                           ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $10,743,428, resulting in gross unrealized appreciation and depreciation of $339,291 and $800,822, respectively, and net unrealized depreciation of $(461,531).
(b) A percentage of income is received as additional shares of securities.
(c) Zero or step coupon bond.
(d) Interest rate shown reflects current rate on instrument with variable or floating rates
ADR - American Depositary Receipt
FLIRB - Front-Load Interest Reduction Bonds
IAB - Interest Arrears Bond


INCOME OPPORTUNITY TRUST A, TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)


                                                                                  ADJUSTMENTS
                                        INCOME        INCOME         INCOME     (REFERENCES ARE                         INCOME
                                      OPPORTUNITY   OPPORTUNITY   OPPORTUNITY    TO PRO FORMA                         OPPORTUNITY
                                       PORTFOLIO      TRUST A       TRUST C        FOOTNOTES)                           PRO FORMA
                                      -----------   -----------   -----------   ---------------                       -----------
ASSETS:
Investment in corresponding Select
    Advisors Portfolios, at value               -    $6,892,170    $3,805,244     $(10,697,414) (Note C)                        -
Investments at Value (Note A)         $10,281,897             -             -                -                        $10,281,897
Cash and foreign currency                 252,952             -             -                -                            252,952
Receivables for:
     Securities sold                            -             -             -                -                                  -
     Fund shares sold                           -        78,066         6,669                -                             84,735
     Dividend, interest, and
       foreign withholding tax            322,131             -             -                -                            322,131
     Gain on forward contracts                  -             -             -                -                                  -
Deferred organization expenses             12,382        17,164        16,514          (28,896) (Note D)                   17,164
Reimbursement receivable from
     Advisor/Sponsor                            -        77,719        35,940          (29,000) (Notes D, E,F,G,H,I)       84,659
                                      -----------    ----------    ----------     ------------                        -----------
Total Assets                           10,869,362     7,065,119     3,864,367      (10,755,310)                        11,043,538
                                      -----------    ----------    ----------     ------------                        -----------
LIABILITIES:

Payable for fund shares redeemed                -           800             -                -                                800
Distribution payable from income                -             -             -                -                                  -
Payable for investments purchased         141,946             -             -                -                            141,946
Due to Custodian                                -             -             -                -                                  -
Payable to Advisor (Sponsor)                3,742             -             -           (3,742) (Note E)                        -
Other accrued expenses                     26,260        55,453        40,533          (54,154) (Notes D, F,G,H,I)         68,092
                                      -----------    ----------    ----------     ------------                        -----------
Total Liabilities                         171,948        56,253        40,533          (57,896)                           210,838
                                      -----------    ----------    ----------     ------------                        -----------
NET ASSETS:                           $10,697,414    $7,008,866    $3,823,834     $(10,697,414)                       $10,832,700
                                      ===========    ==========    ==========     ============                        ===========

NET ASSETS CONSIST OF:
Paid-in capital                       $10,697,414    $7,537,857    $4,089,891     $(10,697,414) (Notes C)             $11,627,748
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                   -         5,651         2,805                -                              8,456
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                         -      (235,330)     (106,419)               -                           (341,749)
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                   -      (299,312)     (162,443)               -                           (461,755)
                                      -----------    ----------    ----------     ------------                        -----------
NET ASSETS:                           $10,697,414    $7,008,866    $3,823,834     $(10,697,414)                       $10,832,700
                                      ===========    ==========    ==========     ============                        ===========
Class A                                         -    $7,008,866             -                -                        $ 7,008,866
                                      ===========    ==========    ==========     ============                        ===========
Class C                                         -             -    $3,823,834                -                        $ 3,823,834
                                      ===========    ==========    ==========     ============                        ===========
SHARES OUTSTANDING:
Class A                                         -       709,018             -                -                            709,018
                                      ===========    ==========    ==========     ============                        ===========
Class C                                         -             -       395,636                -                            395,636
                                      ===========    ==========    ==========     ============                        ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
    price per share                             -    $     9.89             -                -                        $      9.89
                                      ===========    ==========    ==========     ============                        ===========
Maximum offering price per share
    (based on maximum sales
    charge of 4.75%)                            -    $    10.38             -                -                        $     10.38
                                      ===========    ==========    ==========     ============                        ===========
CLASS C SHARES
Net asset value and offering
    price per share*                            -             -    $     9.67                -                        $      9.67
                                      ===========    ==========    ==========     ============                        ===========
Note A: Cost of investments            10,743,428                                                                      10,743,428

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



INCOME OPPORTUNITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                                                  ADJUSTMENTS
                                        INCOME        INCOME         INCOME     (REFERENCES ARE                         INCOME
                                      OPPORTUNITY   OPPORTUNITY   OPPORTUNITY    TO PRO FORMA                         OPPORTUNITY
                                       PORTFOLIO      TRUST A       TRUST C        FOOTNOTES)                           PRO FORMA
                                      -----------   -----------   -----------   ---------------                       -----------
INVESTMENT INCOME:
Interest income                        $1,287,743    $ 865,310     $ 422,433       (1,287,743) (Note C)                $1,287,743
Dividend income                                 -            -             -                -  (Note C)                         -
                                       ----------    ---------     ---------       ----------                          ----------
                                        1,287,743      865,310       422,433       (1,287,743)                          1,287,743
                                       ----------    ---------     ---------       ----------                          ----------
EXPENSES:
Allocated expenses from Hub                     -       89,083        43,716         (132,799) (Note C)                         -
Investment Advisory fee                    66,313            -             -                -                              66,313
Sponsor fee                                     -       13,962         6,756                -                              20,718
Transfer agent                                  -       56,099        37,485                -                              93,584
Custody, Fund accounting and
    administration                         95,319       15,399        15,315          (35,500) (Note F)                    90,533
Registration                                    -       14,111        11,697            3,400  (Note G)                    29,208
Audit                                      18,587       12,654        12,654           (3,000) (Note H)                    40,895
Amortization of organization
    expense                                 7,052        9,771         9,402          (16,454) (Note D)                     9,771
Printing                                        -        5,668         7,113           (2,600) (Note I)                    10,181
Legal                                       3,468        2,683         1,381                                                7,532
Miscellaneous                               3,172        4,190         1,862                -                               9,224
Trustee                                     1,459          994           485                -                               2,938
                                       ----------    ---------     ---------       ----------                          ----------
Total expenses                            195,370      224,614       147,866         (186,953)                            380,897
                                       ----------    ---------     ---------       ----------                          ----------
Less: Waiver of Sponsor fees                    -      (13,962)       (6,756)               -                             (20,718)
             Reimbursement from
               sponsor                    (62,571)    (144,009)     (109,436)          54,154  (Notes D, F, G, H, I)     (261,862)
                                       ----------    ---------     ---------       ----------                          ----------
                                          132,799       66,643        31,674         (132,799)                             98,317
Distribution and service fees:
Class A shares                                  -       17,453             -                -                              17,453
Class C shares                                  -            -        33,780                -                              33,780
Class Y shares                                  -            -             -                -                                   -
                                       ----------    ---------     ---------       ----------                          ----------
Net Expenses                              132,799       84,096        65,454         (132,799)                            149,550
                                       ----------    ---------     ---------       ----------                          ----------
NET INVESTMENT INCOME                   1,154,944      781,214       356,979       (1,154,944)                          1,138,193
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                           410,064      241,119       168,945         (410,064) (Note C)                   410,064
    Foreign currency transactions               -            -             -                -                                   -
                                       ----------    ---------     ---------       ----------                          ----------
                                          410,064      241,119       168,945         (410,064)                            410,064
                                       ----------    ---------     ---------       ----------                          ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                          (742,747)    (458,957)     (283,790)         742,747  (Note C)                  (742,747)
    Foreign currency transactions               -            -             -                -                                   -
                                       ----------    ---------     ---------       ----------                          ----------
                                         (742,747)    (458,957)     (283,790)         742,747                            (742,747)
                                       ----------    ---------     ---------       ----------                          ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $  822,261    $ 563,376     $ 242,134      $  (822,261)                         $  805,510
                                       ==========    =========     =========      ===========                          ==========
Note A: Net of foreign
    withholding tax of:                         -            -             -                -                                   -
                                       ----------    ---------     ---------       ----------                          ----------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)



PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------
ASSET BACKED SECURITIES (11.6%)
$  500,000   World Omni Auto Lease,
               6.18%, 11/25/03...........  $   500,115
   196,111   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....      194,652
   750,000   Chemical Credit Card Master
               Trust, 5.98%, 09/15/08....      738,735
   332,679   Navistar Financial, 6.35%,
               11/15/02..................      333,757
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,724,961)..............................    1,767,259
                                           -----------
CORPORATE BONDS (34.7%)
             BANKING (8.6%)
   400,000   Associates Corporation of
               North America, 7.88%,
               09/30/01..................      421,692
   500,000   Bank of New York, 8.50%,
               12/15/04..................      557,869
   225,000   Credit Suisse-London, 7.90%,
               05/01/07..................      237,398
    85,875   Mercantile Safe Deposit+,
               12.12%, 01/02/01..........       90,960
                                           -----------
                                             1,307,919
                                           -----------
             BEVERAGES, FOOD & TOBACCO
             (3.4%)
   500,000   Rykoff Sexton, 8.875%,
               11/01/03..................      516,250
                                           -----------
             COMMERCIAL SERVICES (4.9%)
   500,000   MCN Financing, 6.30%,
               06/01/37..................      500,000
   250,000   Mississippi Power & Light,
               8.80%, 04/01/05...........      251,078
                                           -----------
                                               751,078
                                           -----------
             COMMUNICATIONS (3.4%)
$  500,000   Harris Corporation, 6.65%,
               08/01/06..................  $   511,561
                                           -----------
             ELECTRIC UTILITIES (1.6%)
   250,000   AES, 8.50%, 11/01/07........      250,000
                                           -----------
             FINANCIAL SERVICES (2.3%)
   350,000   First Union, 6.55%,
               10/15/35..................      352,706
                                           -----------
             FOREST PRODUCTS & PAPER
               (3.5%)
   250,000   Georgia Pacific, 9.50%,
               05/15/22*.................      284,201
   250,000   Sweetheart Cup, 9.63%,
               09/01/00..................      246,250
                                           -----------
                                               530,451
             INSURANCE (1.7%)
   250,000   Travelers Capital, 7.75%,
               12/01/36..................      259,128
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING (5.3%)
   250,000   News America Holdings,
               10.13%, 10/15/12..........      295,675
   500,000   Viacom, 7.75%, 06/01/05.....      510,091
                                           -----------
                                               805,766
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,089,592)..............................    5,284,859
                                           -----------
        CONVERTIBLE CORPORATE BONDS
               (COST $427,109) (2.9%)
             MEDIA--BROADCASTING &
               PUBLISHING (2.9%)
   500,000   Scholastic, 5.00%,
               08/15/05..................      438,125
                                           -----------
MORTGAGE BACKED SECURITIES (18.7%)
   586,463   Federal Home Loan Mortgage
               Association, 6.00%,
               08/01/10..................      577,800


    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997 (UNAUDITED)



PRINCIPAL                                     VALUE
  AMOUNT
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$   50,200   Federal Home Loan Mortgage
               Association, 6.00%,
               10/01/10..................  $    49,459
   173,068   Federal Home Loan Mortgage
               Association, 6.00%,
               05/01/09..................      171,125
   125,000   Government National Mortgage
               Association, 7.50%,
               12/15/27..................      128,008
   423,529   Government National Mortgage
               Association, 9.00%,
               08/15/19..................      461,345
   398,937   Government National Mortgage
               Association, 6.50%,
               01/15/24..................      395,673
   493,189   Government National Mortgage
               Association, 7.00%,
               06/15/09..................      502,875
    63,268   Government National Mortgage
               Association, 10.25%,
               07/15/12..................       63,268
   500,000   Advanta Mortgage Loan Trust,
               6.03%, 08/25/11...........      497,350
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$2,774,651)..............................    2,846,903
                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(11.9%)
$  750,000   US Treasury Note, 6.125%,
               08/15/07..................  $   770,859
   250,000   US Treasury Note, 6.50%,
               05/31/02..................      257,344
   750,000   US Treasury Note, 6.375%,
               08/15/27..................      790,781
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $1,802,285)............    1,818,984
                                           -----------
YANKEE BONDS (6.8%)
             CANADA (4.2%)
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      646,944
                                           -----------
             KOREA (2.6%)
   500,000   Pohang Iron & Steel, 7.50%,
               08/01/02..................      397,006
                                           -----------
TOTAL YANKEE BONDS (COST $1,096,134).....    1,043,950
                                           -----------
AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS (5.0%)+
             CENTRAL AMERICA (3.2%)
$  140,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................  $   164,068
   140,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      164,068
                                           -----------
                                               492,204
                                           -----------
             HONDURAS (1.8%)
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/11..................      145,729
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/06..................      130,265
                                           -----------
                                               275,994
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $620,000)........      768,198
                                           -----------
PREFERRED STOCKS (6.3%)
             INDUSTRIAL (2.9%)
     9,600   Appalachian Power...........      247,200
     7,500   Ohio Power..................      192,188
                                           -----------
                                               439,388
                                           -----------
             OIL & GAS (3.4%)
    20,000   Transcanada Pipelines.......      527,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $953,164)..........................      966,888
                                           -----------
TOTAL INVESTMENTS AT VALUE (97.9%) (COST
$14,487,896)(a)..........................   14,935,166
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)...................................      456,686
                                           -----------
NET ASSETS (100.0%)......................  $15,391,852
                                           ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $14,487,896, resulting in gross unrealized appreciation and depreciation of $571,804 and $124,534, respectively, and net unrealized appreciation of $447,270.





BOND TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1997 (UNAUDITED)


                                                                                       ADJUSTMENTS
                                                                                     (REFERENCES ARE
                                    BOND          BOND        BOND         BOND        TO PRO FORMA                        BOND
                                  PORTFOLIO      TRUST A    TRUST C     SEPARATE A      FOOTNOTES)                       PRO FORMA
                                 -----------   ----------   --------   -----------   ----------------                   -----------
ASSETS:
Investment in corresponding
    Select Advisors
    Portfolios, at value                   -   $1,572,246   $664,636   $13,025,713     $(15,262,595) (Note C)                     -
Investments at Value (Note A)    $14,935,166            -          -             -                -                     $14,935,166
Cash and foreign currency            124,517            -          -             -                -                         124,517
Receivables for:

     Securities sold                       -            -          -             -                -                               -
     Fund shares sold                      -       29,031        214             -                -                          29,245
     Dividend, interest, and
       foreign withholding tax       209,255            -          -             -                -                         209,255
     Gain on forward contracts             -            -          -             -                -                               -
Deferred organization expenses        12,382       17,164     16,514             -          (28,896) (Note D)                17,164
Reimbursement receivable from
     Advisor/Sponsor                  13,998      106,691     83,294             -           (9,558) (Notes D, F,G,H,I)     194,425
                                 -----------   ----------   --------   -----------     ------------                     -----------
Total Assets                      15,295,318    1,725,132    764,658    13,025,713      (15,301,049)                     15,509,772
                                 -----------   ----------   --------   -----------     ------------                     -----------
LIABILITIES:
Payable for fund shares
    redeemed                               -            -          -             -                -                               -
Distribution payable from
    income                                 -            -          -             -                -                               -
Payable for investments
    purchased                              -            -          -             -                -                               -
Due to Custodian                           -            -          -             -                -                               -
Payable to Advisor (Sponsor)               -            -          -             -                -                               -
Other accrued expenses                32,723       40,510     25,392        57,749          (38,454) (Notes D, F,G,H,I)     117,920
                                 -----------   ----------   --------   -----------     ------------                     -----------
Total Liabilities                     32,723       40,510     25,392        57,749          (38,454)                        117,920
                                 -----------   ----------   --------   -----------     ------------                     -----------
NET ASSETS:                      $15,262,595   $1,684,622   $739,266   $12,967,964     $(15,262,595)                    $15,391,852
                                 ===========   ==========   ========   ===========     ============                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                  $15,262,595   $1,654,030   $725,896   $10,000,000     $(15,262,595) (Notes C)          $12,379,926
Undistributed Net Income, or
    (distributions in excess
    of net investment income)              -        1,097      1,215     2,345,841                -                       2,348,153
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                    -       (2,317)      (973)      238,871                -                         235,581
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets              -       31,812     13,128       383,252                -                         428,192
                                 -----------   ----------   --------   -----------     ------------                     -----------
NET ASSETS:                      $15,262,595   $1,684,622   $739,266   $12,967,964     $(15,262,595)                    $15,391,852
                                 ===========   ==========   ========   ===========     ============                     ===========
Class A                                    -   $1,684,622          -             -                -                     $ 1,684,622
                                 ===========   ==========   ========   ===========     ============                     ===========
Class C                                    -            -   $739,266             -                -                     $   739,266
                                 ===========   ==========   ========   ===========     ============                     ===========
Class Y                                    -            -          -   $12,967,964                -                     $12,967,964
                                 ===========   ==========   ========   ===========     ============                     ===========
SHARES OUTSTANDING:
Class A                                    -      164,839          -             -                -                         164,839
                                 ===========   ==========   ========   ===========     ============                     ===========
Class C                                    -            -     73,508             -                -                          73,508
                                 ===========   ==========   ========   ===========     ============                     ===========
Class Y                                    -            -          -     1,000,000                -                       1,000,000
                                 ===========   ==========   ========   ===========     ============                     ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per
    share                                  -   $    10.22          -             -                -                     $     10.22
                                 ===========   ==========   ========   ===========     ============                     ===========
Maximum offering price per
    share (based on maximum
    sales charge of 4.75%)                 -   $    10.73          -             -                -                     $     10.73
                                 ===========   ==========   ========   ===========     ============                     ===========
CLASS C SHARES
Net asset value and offering
    price per share*                       -            -   $  10.06             -                -                     $     10.06
                                 ===========   ==========   ========   ===========     ============                     ===========
CLASS Y SHARES
Net asset value and offering
    price per share                        -            -          -   $     12.97             -                        $     12.97
                                 ===========   ==========   ========   ===========     ============                     ===========
Note A: Cost of investments       14,487,896                                                                             14,487,896

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


    The accompanying notes are an integral part of the financial statements.




BOND TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                                                      ADJUSTMENTS
                                                                                    (REFERENCES ARE
                                    BOND          BOND        BOND         BOND       TO PRO FORMA                         BOND
                                  PORTFOLIO      TRUST A    TRUST C     SEPARATE A     FOOTNOTES)                        PRO FORMA
                                 ----------     ---------   --------   -----------  ----------------                    -----------
INVESTMENT INCOME:
Interest income                  $1,041,039     $ 127,545   $ 49,676    $863,814       (1,041,035) (Note C)              $1,041,039
Dividend income                      45,218         5,587      2,098      37,534          (45,219) (Note C)                  45,218
                                 ----------     ---------   --------    --------      -----------                        ----------
                                  1,086,257       133,132     51,774     901,348       (1,086,254)                        1,086,257
                                 ----------     ---------   --------    --------      -----------                        ----------
EXPENSES:
Allocated expenses from Hub               -        15,778      6,105     106,322         (128,205) (Note C)                       -
Investment Advisory fee              82,976             -          -           -                -                            82,976
Sponsor fee                               -         3,811      1,525           -                -                             5,336
Transfer agent                            -        49,324     30,886           -                -                            80,210
Custody, Fund accounting and
    administration                  104,717        16,836     16,834           -          (29,500) (Note F)                 108,887
Registration                              -        10,717     11,853           -           11,200  (Note G)                  33,770
Audit                                 5,839        12,323     11,783           -           (3,000) (Note H)                  26,945
Amortization of organization
    expense                           7,052         9,771      9,402           -          (16,454) (Note D)                   9,771
Printing                                  -        (2,098)    (1,285)          -             (700) (Note I)                  (4,083)
Legal                                 5,410           906        566           -                -                             6,882
Miscellaneous                        16,985         1,393        475           -                -                            18,853
Trustee                               2,229           303        116           -                -                             2,648
                                 ----------     ---------   --------    --------      -----------                        ----------
Total expenses                      225,208       119,064     88,260     106,322         (166,659)                          372,195
                                 ----------     ---------   --------    --------      -----------                        ----------
Less: Waiver of Sponsor fees              -        (3,811)    (1,525)          -                -                            (5,336)
             Reimbursement
               from sponsor         (96,974)     (102,880)   (81,769)          -           38,454  (Notes D, F, G, H, I)   (243,169)
                                 ----------     ---------   --------    --------      -----------                        ----------
                                    128,234        12,373      4,966     106,322         (128,205)                          123,690
Distribution and service
    fees:
Class A shares                            -         4,764          -           -                -                             4,764
Class C shares                            -             -      7,641           -                -                             7,641
Class Y shares                            -             -          -           -                -                                 -
                                 ----------     ---------   --------    --------      -----------                        ----------
Net Expenses                        128,234        17,137     12,607     106,322         (128,205)                          136,095
                                 ----------     ---------   --------    --------      -----------                        ----------
NET INVESTMENT INCOME               958,023       115,995     39,167     795,026         (958,049)                          950,162
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                      81,483         2,874      1,853      76,756          (81,483) (Note C)                  81,483
    Foreign currency
      transactions                        -             -          -           -                -                                 -
                                 ----------     ---------   --------    --------      -----------                        ----------
                                     81,483         2,874      1,853      76,756          (81,483)                           81,483
                                 ----------     ---------   --------    --------      -----------                        ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                      96,828        28,320      8,153      60,355          (96,828) (Note C)                  96,828
    Foreign currency
      transactions                        -             -          -           -                -                                 -
                                 ----------     ---------   --------    --------      -----------                        ----------
                                     96,828        28,320      8,153      60,355          (96,828)                           96,828
                                 ----------     ---------   --------    --------      -----------                        ----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     $1,136,334     $ 147,189   $ 49,173    $932,137      $(1,136,360)                       $1,128,473
                                 ==========     =========   ========    ========      ===========                        ==========
Note A: Net of foreign
    withholding tax of:                   -             -          -           -                -                                 -
                                 ----------     ---------   --------    --------      -----------                        ----------




    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


  SHARES                                      VALUE
----------                                 -----------
COMMON STOCKS--94.8%
             AUTOMOTIVE--2.1%
     3,200   Bandag, Class A.............  $   110,400
     7,900   Exide.......................      132,819
                                           -----------
                                               243,219
                                           -----------
             BANKING--3.6%
     2,900   Bank United, Class A........      138,838
     3,400   Dime Bancorp................      101,788
     6,300   Golden State Bancorp........      187,425
                                           -----------
                                               428,051
                                           -----------
             BEVERAGES, FOOD &
             TOBACCO--1.9%
     9,200   DiMon.......................      103,500
     6,500   Ralcorp Holdings............      122,688
                                           -----------
                                               226,188
                                           -----------
             BUILDING MATERIALS--3.5%
     6,700   Calmat......................      147,400
    13,400   Dal-Tile International......      131,488
     3,000   Martin Marietta Materials...      135,000
                                           -----------
                                               413,888
                                           -----------
             CHEMICALS--1.5%
    11,300   Calgon Carbon...............      112,294
     2,500   Standard Products...........       70,313
                                           -----------
                                               182,607
                                           -----------
             COMMERCIAL SERVICES--9.7%
    11,100   Acsys.......................      152,625
     3,000   Administaff*................      138,375
     5,000   Advance Paradigm............      183,750
     6,400   A.C. Nielson*...............      161,600
     5,800   ITT Educational Services....      187,050
     5,000   Stewart Enterprises.........      133,125
     3,900   Unova.......................       83,850
     4,800   Wallace Computer Services...      114,000
                                           -----------
                                             1,154,375
                                           -----------
             COMMUNICATIONS--1.0%
     3,000   Geotel Communications*......      122,250
                                           -----------
             COMPUTER SOFTWARE &
             PROCESSING--13.4%
     3,200   Cambridge Technology
             Partners*...................      174,800
    11,500   Carreker-Antinori...........      120,750
     2,700   CBT Group, ADR..............      144,450
     7,000   Devry.......................      153,563
     4,500   HNC Software*...............      183,649
     3,500   Keane*......................      196,000
     3,600   Policy Management System*...      141,300
    12,000   PSW Technologies*...........       69,000
     9,000   Remedy......................      153,000
     3,500   Transaction Systems
             Architects, Series A*.......      134,750
     3,300   Wind River Systems*.........      118,388
                                           -----------
                                             1,589,650
                                           -----------



  SHARES                                      VALUE
----------                                 -----------
             COMPUTERS & INFORMATION--6.8%
     3,300   EMC Corporation.............  $   147,881
     5,600   Gerber Scientific...........      127,400
    15,700   Intergraph*.................      134,431
     3,000   Saville Systems, ADR*.......      150,375
    10,800   Scitex......................      141,075
     2,016   Sterling Commerce...........       97,776
                                           -----------
                                               798,938
                                           -----------
             ELECTRONICS--6.1%
     3,500   Advanced Lighting
             Technologies................       81,375
    11,000   Aeroflex....................      114,125
     9,300   Commscope...................      150,544
     7,400   Magnetek....................      116,550
     3,400   Maxwell Technologies........       79,050
     8,500   Sipex.......................      182,750
                                           -----------
                                               724,394
                                           -----------
             ENTERTAINMENT & LEISURE--2.6%
     8,800   Cinar Films, Class B........      171,600
     2,900   SFX Entertainment, Class
             A...........................      133,038
                                           -----------
                                               304,638
                                           -----------
             FINANCIAL SERVICES--2.0%
     8,300   Life USA Holdings...........      107,381
     5,000   T&W Financial...............      125,625
                                           -----------
                                               233,006
                                           -----------
             FOREST PRODUCTS & PAPER--1.1%
    11,900   Unisource Worldwide.........      128,669
                                           -----------
             HEAVY INDUSTRY--0.8%
     4,000   Flowserve...................       98,500
                                           -----------
             HOME CONSTRUCTION,
             FURNISHINGS &
             APPLIANCES--1.8%
     3,300   Herman Miller...............       80,231
     2,300   LA-Z-Boy Chair..............      129,950
                                           -----------
                                               210,181
                                           -----------
             INDUSTRIAL--5.3%
     5,000   CN Bioscience*..............      125,000
     7,000   Comfort Systems*............      163,625
     4,700   Foster Wheeler..............      100,756
     4,350   General Cable...............      125,606
     5,000   Wesley Jessen Visioncare*...      115,625
                                           -----------
                                               630,612
                                           -----------
             INSURANCE--3.2%
     5,900   ARM Financial Group,
             Class A.....................      130,538
     4,100   HCC Insurance Holdings......       90,200
     3,000   HSB Group...................      160,500
                                           -----------
                                               381,238
                                           -----------


    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)




  SHARES                                      VALUE
----------                                 -----------
COMMON STOCKS--CONTINUED
             MEDIA--BROADCASTING &
             PUBLISHING--6.9%
     5,400   American Tower Systems,
             Class A.....................  $   134,663
     1,700   Central Newspapers, Class
             A...........................      118,575
     5,200   Gartner Group, Class A......      182,000
     5,300   Gibson Greetings............      132,500
     8,000   Hollinger International.....      136,000
     3,600   Lee Enterprises.............      110,250
                                           -----------
                                               813,988
                                           -----------
             MEDICAL--0.7%
     4,800   Atria Communities*..........       82,800
                                           -----------
             MEDICAL SUPPLIES--3.1%
     3,900   EG&G........................      117,000
     5,600   Elsag Bailey*...............      134,750
     5,000   OEC Medical Systems.........      112,500
                                           -----------
                                               364,250
                                           -----------
             METALS--0.9%
     2,200   Harsco......................      100,788
                                           -----------
             OIL & GAS--1.9%
     4,000   Equitable Resources.........      122,000
     5,000   Nabors Industries*..........       99,063
                                           -----------
                                               221,063
                                           -----------
             PHARMACEUTICALS--0.7%
     5,300   Jean Coutu Group, Class A...       81,993
                                           -----------
             RESTAURANTS--1.2%
     6,100   The Cheesecake Factory......      138,013
                                           -----------
             RETAILERS--4.2%
    19,800   Charming Shoppes*...........       94,050
     6,700   Coldwater Creek.............      184,250
     3,900   Enesco Group................      119,925
     3,000   Zale*.......................       95,438
                                           -----------
                                               493,663
                                           -----------





  SHARES                                      VALUE
----------                                 -----------
             TELEPHONE SYSTEMS--0.6%
     6,000   Startec Global
             Communication...............  $    69,000
                                           -----------
             TEXTILES, CLOTHING &
             FABRICS--2.5%
     4,422   Albany International........      105,852
    12,200   Stride Rite.................      183,763
                                           -----------
                                               289,615
                                           -----------
             TRANSPORTATION--5.7%
    10,500   Fritz Companies*............      140,438
     7,700   Halter Marine Group.........      115,981
     3,000   JB Hunt Transportation
             Services....................      106,875
     3,800   Knightsbridge Tankers.......      101,650
     4,500   Newport News Shipbuilding...      120,375
     4,500   Yellow......................       83,531
                                           -----------
                                               668,850
                                           -----------
TOTAL COMMON STOCKS (COST $9,944,204)....
                                            11,194,427
                                           -----------
WARRANTS--0.3%
             BANKING--0.3%
     6,300   Golden State Bancorp........       33,469
                                           -----------
TOTAL WARRANTS (COST $0).................       33,469
                                           -----------
TOTAL INVESTMENTS AT VALUE--95.1% (COST
$9,944,204)(a)...........................   11,227,896
                                           -----------
CASH AND OTHER ASSETS NET OF
LIABILITIES--4.9%........................      897,323
                                           -----------
NET ASSETS--100.0%.......................  $12,125,219
                                           ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $9,944,204, resulting in gross unrealized appreciation and depreciation of $1,897,607 and $613,915, respectively, and net unrealized appreciation of $1,283,692.
ADR - American Depositary Receipt


EMERGING GROWTH TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                            ADJUSTMENTS
                                  EMERGING      EMERGING      EMERGING    (REFERENCES ARE
                                   GROWTH        GROWTH        GROWTH       TO PRO FORMA                    EMERGING GROWTH
                                  PORTFOLIO      TRUST A      TRUST C        FOOTNOTES)                         PRO FORMA
                                 -----------   -----------   ----------   ---------------                   ---------------
ASSETS:
Investment in corresponding
    Select Advisors
    Portfolios, at value                   -    $8,670,864   $3,139,249     $(11,810,113) (Note C)                      -
Investments at Value (Note A)    $11,227,896             -            -                -                      $11,227,896
Cash and foreign currency            432,852             -            -                -                          432,852
Receivables for:
     Securities sold                 185,107             -            -                -                          185,107
     Fund shares sold                      -         3,343          586                -                            3,929
     Dividend, interest, and
       foreign withholding
       tax                             8,397             -            -                -                            8,397
     Gain on forward
       contracts                           -             -            -                -                                -
Deferred organization
       expenses                        8,885        12,319       11,852          (20,737) (Note D)                 12,319
Reimbursement receivable
     from Advisor/Sponsor             30,123       174,872      148,090           (6,472) (Notes D,F,G,H,I)       346,613
                                 -----------    ----------   ----------     ------------                      -----------
Total Assets                      11,893,260     8,861,398    3,299,777      (11,837,322)                      12,217,113
                                 -----------    ----------   ----------     ------------                      -----------
LIABILITIES:
Payable for fund shares
    redeemed                               -         2,410            -                -                            2,410
Distribution payable from
    income                                 -             -            -                -                                -
Payable for investments
    purchased                         56,033             -            -                -                           56,033
Due to Custodian                           -             -            -                -                                -
Payable to Advisor (Sponsor)               -             -            -                -                                -
Other accrued expenses                27,114        16,891       16,655          (27,209) (Notes D, F,G,H,I)       33,451
                                 -----------    ----------   ----------     ------------                      -----------
Total Liabilities                     83,147        19,301       16,655          (27,209)                          91,894
                                 -----------    ----------   ----------     ------------                      -----------
NET ASSETS:                      $11,810,113    $8,842,097   $3,283,122     $(11,810,113)                     $12,125,219
                                 ===========    ==========   ==========     ============                      ===========

NET ASSETS CONSIST OF:
Paid-in capital                  $11,810,113    $7,646,983   $2,576,725     $(11,810,113) (Notes C)           $10,223,708
Undistributed Net Income, or
    (distributions in excess
    of net investment income)              -       (11,441)     (17,689)               -                          (29,130)
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess
    of net realized gains)                 -       424,025      222,923                -                          646,948
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets              -       782,530      501,163                -                        1,283,693
                                 -----------    ----------   ----------     ------------                      -----------
NET ASSETS:                      $11,810,113    $8,842,097   $3,283,122     $(11,810,113)                     $12,125,219
                                 ===========    ==========   ==========     ============                      ===========
Class A                                    -    $8,842,097            -                -                      $ 8,842,097
                                 ===========    ==========   ==========     ============                      ===========
Class C                                    -             -   $3,283,122                -                      $ 3,283,122
                                 ===========    ==========   ==========     ============                      ===========
SHARES OUTSTANDING:
Class A                                    -       607,434            -                -                          607,434
                                 ===========    ==========   ==========     ============                      ===========
Class C                                    -             -      221,963                -                          221,963
                                 ===========    ==========   ==========     ============                      ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per
    share                                  -    $    14.56            -                -                      $     14.56
                                 ===========    ==========   ==========     ============                      ===========
Maximum offering price per
    share (based on maximum
    sales charge of 5.75%)                 -    $    15.45            -                -                      $     15.45
                                 ===========    ==========   ==========     ============                      ===========
CLASS C SHARES
Net asset value and
    offering price per share*              -             -   $    14.79                -                      $     14.79
                                 ===========    ==========   ==========     ============                      ===========
Note A: Cost of investments        9,944,204                                                                    9,944,204

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.


EMERGING GROWTH TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)

                                                                              ADJUSTMENTS
                                    EMERGING      EMERGING      EMERGING    (REFERENCES ARE                      EMERGING
                                     GROWTH        GROWTH        GROWTH       TO PRO FORMA                        GROWTH
                                    PORTFOLIO      TRUST A      TRUST C        FOOTNOTES)                        PRO FORMA
                                   ----------     ---------     --------   ---------------                       ---------
INVESTMENT INCOME:
Interest income                    $  14,560      $  10,091     $  4,469         (14,560) (Note C)               $  14,560
Dividend income                       37,912         25,796       12,116         (37,912) (Note C)                  37,912
                                   ---------      ---------     --------       ---------                         ---------
                                      52,472         35,887       16,585         (52,472)                           52,472
                                   ---------      ---------     --------       ---------                         ---------
EXPENSES:
Allocated expenses from Hub                -         44,748       21,177         (65,925) (Note C)                       -
Investment Advisory fee               36,373              -            -               -                            36,373
Sponsor fee                                -          6,310        3,047               -                             9,357
Transfer agent                             -         20,060       16,276               -                            36,336
Custody, Fund accounting and
    administration                    44,383         12,397       12,397         (17,750) (Note F)                  51,427
Registration                               -          8,644        6,956           1,600  (Note G)                  17,200
Audit                                  5,901          4,959        4,959          (1,500) (Note H)                  14,319
Amortization of organization
    expense                            3,497          4,845        4,662          (8,159) (Note D)                   4,845
Printing                                   -          3,651        3,521          (1,400) (Note I)                   5,772
Legal                                  2,237          1,095          634               -                             3,966
Miscellaneous                          3,391            793          550               -                             4,734
Trustee                                1,006            594          255               -                             1,855
                                   ---------      ---------     --------       ---------                         ---------
Total expenses                        96,788        108,096       74,434         (93,134)                          186,184
                                   ---------      ---------     --------       ---------                         ---------
Less: Waiver of Sponsor fees               -         (6,310)      (3,047)              -                            (9,357)
             Reimbursement
               from sponsor          (30,861)       (62,346)     (52,346)         27,209  (Notes D, F, G, H, I)   (118,344)
                                   ---------      ---------     --------       ---------                         ---------
                                      65,927         39,440       19,041         (65,925)                           58,483
Distribution and service fees:             -                           -
Class A shares                             -          7,888            -               -                             7,888
Class C shares                             -              -       15,233               -                            15,233
                                   ---------      ---------     --------       ---------                         ---------
Net Expenses                          65,927         47,328       34,274         (65,925)                           81,604
                                   ---------      ---------     --------       ---------                         ---------
NET INVESTMENT INCOME (LOSS)         (13,455)       (11,441)     (17,689)         13,453                           (29,132)
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                      577,480        379,593      197,887        (577,480) (Note C)                 577,480
    Foreign currency
      transactions                         -              -            -               -                                 -
                                   ---------      ---------     --------       ---------                         ---------
                                     577,480        379,593      197,887        (577,480)                          577,480
                                   ---------      ---------     --------       ---------                         ---------
Net change in unrealized
    appreciation
    (depreciation) on:
    Investments                     (281,678)      (225,003)     (56,675)        281,678  (Note C)                (281,678)
    Foreign currency
      transactions                         -              -            -               -                                 -
                                   ---------      ---------     --------       ---------                         ---------
                                    (281,678)      (225,003)     (56,675)        281,678                          (281,678)
                                   ---------      ---------     --------       ---------                         ---------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                       $ 282,347      $ 143,149     $123,523       $(282,349)                        $ 266,670
                                   =========      =========     ========       =========                         =========
Note A: Net of foreign
    withholding tax of:                    -              -            -               -                                 -
                                   ---------      ---------     --------       ---------                         ---------



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)



  SHARES                                     VALUE
----------                                -----------
                    COMMON STOCKS--89.7%
            DENMARK--1.2%
     1,497  Tele Danmark A/S, Class B...  $   143,900
                                          -----------
            FINLAND--2.7%
     3,004  Nokia OYJ, Series A.........      222,090
     1,934  Pohjola Insurance, Class
              B.........................       96,028
                                          -----------
                                              318,118
                                          -----------




  SHARES                                     VALUE
----------                                -----------
            FRANCE--18.7%
       362  Accor.......................  $   101,383
     1,524  Alcatel Alsthom.............      310,520
       913  Assurances Generales de
            France......................       51,699
     1,720  AXA.........................      193,594
     1,358  Banque National De Paris....      111,041
       551  Bouygues....................      100,140


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)



  SHARES                                     VALUE
----------                                -----------
COMMON STOCKS--CONTINUED
            FRANCE--CONTINUED
     1,249  Cap Gemini..................  $   196,400
     1,117  Casino Guichard-Perrachon...       89,264
       588  Groupe Danone...............      162,244
     1,691  Lafarge.....................      174,936
     3,206  Lagardere Groupe............      133,568
     3,148  Renault.....................      179,193
     1,554  Rhone Poulenc...............       87,712
     1,093  Suez Lyonnaise Des Eaux-
            Dumex.......................      180,011
       807  Total S.A., Series B........      104,991
                                          -----------
                                            2,176,696
                                          -----------
            GERMANY--12.0%
       495  Adidas......................       86,368
       173  Allianz Holdings............       57,731
         5  Allianz.....................        1,655
     3,671  BASF........................      174,640
       201  BMW.........................      203,509
     1,102  Dresdner Bank...............       59,609
     4,065  Lufthansa...................      102,499
     3,049  Mannesmann..................      313,781
     2,786  RWE.........................      165,073
       240  Volkswagen..................      232,078
                                          -----------
                                            1,396,943
                                          -----------
            GREAT BRITAIN--20.8%
     7,203  Amvescap....................       70,370
    30,870  Avis Europe.................      139,880
    22,526  BG..........................      130,626
     6,360  Boots.......................      105,469
    12,070  British Aerospace...........       92,520
     3,901  British Petroleum...........       57,069
    15,650  Cable &Wireless
            Communications..............      158,642
    16,800  Compass Group...............      193,586
     3,712  Electrocomponents...........       29,135
     5,750  GKN.........................       73,315
    10,154  Great Universal Stores......      133,962
     5,947  Lloyds TSB Group............       83,573
    18,560  National Grid Group.........      125,314
     5,683  National Westminster Bank...      101,644
     5,915  Orange......................       63,121
    10,800  Rentokil Initial............       77,735
    11,192  Shell Transport & Trading...       79,155
     7,884  SmithKline Beecham..........       95,943
    10,024  Unilever....................      106,802
    20,390  Vodafone Group..............      258,960
    20,702  WPP Group...................      135,783
     2,264  Zeneca Group................       97,244
                                          -----------
                                            2,409,848
                                          -----------




  SHARES                                     VALUE
----------                                -----------
            IRELAND--3.3%
     7,500  Allied Irish Banks..........  $   108,959
     7,111  Bank of Ireland.............      145,835
     9,003  CRH.........................      127,572
                                          -----------
                                              382,366
                                          -----------
            ISRAEL--0.6%
     1,500  ECI Telecommunications......       56,813
       500  Teva Pharmaceutical
            Industries, ADR.............       17,594
                                          -----------
                                               74,407
                                          -----------
            ITALY--6.5%
    36,880  Banca di Roma...............       74,613
    32,775  Credito Italiano............      170,505
    55,164  Montedison..................       68,336
   267,190  Seat........................      179,636
    17,030  Telecom Italia Mobile.......      104,005
    23,750  Telecom Italia, Non-
            Convertible Savings
            Shares......................      115,664
     6,785  Telecom Italia..............       49,617
                                          -----------
                                              762,376
                                          -----------
            JAPAN--5.3%
       500  Acom........................       23,843
     2,600  Bank of Tokyo...............       27,638
     2,000  Bridgestone.................       47,469
     1,000  Canon.......................       22,794
     4,000  Fujitsu.....................       42,259
     1,000  Fuji........................       34,951
     3,000  Minebea.....................       29,979
        25  Morgan Stanley Deanwitter
            (Sony Corp), CPS............       42,172
        33  Merrill Lynch (Honda Motor),
            CPS.........................       33,541
       300  Nintendo....................       28,156
         8  Nippon Telegraph &
            Telephone...................       33,286
       460  Promise.....................       19,006
     1,000  Sankyo......................       22,866
     1,000  TDK.........................       74,171
     2,000  Terumo......................       31,839
     1,600  Tokyo Electric Power........       31,492
     2,000  Toyota Motor................       51,956
     1,000  Yamanouchi Pharmaceutical...       20,912
                                          -----------
                                              618,330
                                          -----------
            MEXICO--1.8%
       354  Cemex, Class B..............        1,564
     3,000  Cifra, ADR..................       43,935
     1,463  Fomento Economico Mexico,
            ADR.........................       46,085


    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)


  SHARES                                     VALUE
----------                                -----------
COMMON STOCKS--CONTINUED
            MEXICO--CONTINUED
    11,100  Kimberly-Clark Mexico,
            Series A....................  $    38,359
     1,600  Telefonos De Mexico, ADR....       76,900
                                          -----------
                                              206,843
                                          -----------
            NETHERLANDS--5.2%
     2,149  Ing Groep...................      140,859
     2,697  Koninklijke.................      103,917
     2,742  Nutreco Holding.............       96,071
     1,858  OCE.........................       79,179
     2,697  TNT Post Groep..............       69,013
     3,210  Verenigde Nederlandse.......      116,733
                                          -----------
                                              605,772
                                          -----------
            RUSSIA--0.0%
     1,375  JSC Surgutneftegaz, ADR.....        5,573
                                          -----------
            SPAIN--2.6%
     3,200  Bancaria De Espana..........       71,784
     3,475  Banco Central
            Hispanoamericano............      109,224
     2,512  Telefonica De Espana........      116,140
                                          -----------
                                              297,148
                                          -----------
            SWEDEN--2.6%
    13,623  Nordbanken Holding..........       99,968
     5,000  Skandia Forsakrings.........       71,500
     4,186  ForeningsSparbanken.........      126,021
                                          -----------
                                              297,489
                                          -----------
            SWITZERLAND--6.4%
        20  Kuoni Reisen Holdings.......       99,531
        82  Nestle......................      175,912
       101  Novartis....................      168,478
        36  Swiss Reinsurance...........       91,267



  SHARES                                     VALUE
----------                                -----------
            SWITZERLAND--CONTINUED
        18  UBS (Schw. Bank
            Gesellschaft)...............  $    32,393
       490  Union Bank of Switzerland...      182,645
                                          -----------
                                              750,226
                                          -----------
TOTAL COMMON STOCKS
(COST $8,135,555).......................   10,446,035
                                          -----------
                  PREFERRED STOCKS--5.0%
            GERMANY--5.0%
     2,195  Henkel......................      217,369
        42  Porsche.....................      121,165
       354  Sap Vorzug..................      240,583
                                          -----------
                                              579,117
                                          -----------
TOTAL PREFERRED STOCKS
(COST $345,259).........................      579,117
                                          -----------
RIGHTS--0.1%
            GERMANY--0.1%
        13  BMW Rights..................       12,757
                                          -----------
TOTAL RIGHTS (COST $0)..................       12,757
                                          -----------
TOTAL INVESTMENTS AT VALUE--94.8%
(COST $8,480,814)(a)....................   11,037,909
                   CASH AND OTHER ASSETS
NET OF LIABILITIES--5.2%................      962,643
                                          -----------
NET ASSETS--100.0%......................  $12,000,552
                                          ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $8,480,814, resulting in gross unrealized appreciation and depreciation of $2,675,977 and $118,882, respectively, and net unrealized appreciation of $2,557,095.
ADR-American Depositary Receipt
CPS-Currency Protected Security


INTERNATIONAL EQUITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                                      ADJUSTMENTS
                                      INTERNATIONAL  INTERNATIONAL   INTERNATIONAL  (REFERENCES ARE                   INTERNATIONAL
                                          EQUITY        EQUITY          EQUITY        TO PRO FORMA                       EQUITY
                                         PORTFOLIO      TRUST A         TRUST C        FOOTNOTES)                       PRO FORMA
                                      -------------  -------------   -------------  ---------------                   -------------
ASSETS:
Investment in corresponding Select
    Advisors Portfolios, at value                -     $6,464,716      $5,176,386    $(11,641,102) (Note C)                      -
Investments at Value (Note A)          $11,037,909              -               -               -                      $11,037,909
Cash and foreign currency                  777,513              -               -               -                          777,513
Receivables for:
     Securities sold                       138,779              -               -               -                          138,779
     Fund shares sold                            -         24,101             647               -                           24,748
     Dividend, interest, and
       foreign withholding tax              40,010              -               -               -                           40,010
     Gain on forward contracts                 457              -               -               -                              457
Deferred organization expenses               8,885         12,319          11,852         (20,737) (Note D)                 12,319
Reimbursement receivable from
     Advisor/Sponsor                       163,355        172,578         168,207         (12,223) (Notes D, F,G,H,I)      491,917
                                       -----------     ----------      ----------    ------------                      -----------
Total Assets                            12,166,908      6,673,714       5,357,092     (11,674,062)                      12,523,652
                                       -----------     ----------      ----------    ------------                      -----------
LIABILITIES:
Payable for fund shares redeemed                 -          1,325               -               -                            1,325
Distribution payable from income                 -              -               -               -                                -
Payable for investments purchased          479,162              -               -               -                          479,162
Due to Custodian                                 -              -               -               -                                -
Payable to Advisor (Sponsor)                     -              -               -               -                                -
Other accrued expenses                      46,644          9,571          19,358         (32,960) (Notes D, F,G,H,I)       42,613
                                       -----------     ----------      ----------    ------------                      -----------
Total Liabilities                          525,806         10,896          19,358         (32,960)                         523,100
                                       -----------     ----------      ----------    ------------                      -----------
NET ASSETS:                            $11,641,102     $6,662,818      $5,337,734    $(11,641,102)                     $12,000,552
                                       ===========     ==========      ==========    ============                      ===========

NET ASSETS CONSIST OF:
Paid-in capital                        $11,641,102     $5,041,384      $3,977,872    $(11,641,102) (Notes C)           $ 9,019,256
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                    -          6,631         (17,060)              -                          (10,429)
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                          -        240,715         192,863               -                          433,578
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                    -      1,374,088       1,184,059               -                        2,558,147
                                       -----------     ----------      ----------    ------------                      -----------
NET ASSETS:                            $11,641,102     $6,662,818      $5,337,734    $(11,641,102)                     $12,000,552
                                       ===========     ==========      ==========    ============                      ===========
Class A                                          -     $6,662,818               -               -                      $ 6,662,818
                                       ===========     ==========      ==========    ============                      ===========
Class C                                          -              -      $5,337,734               -                      $ 5,337,734
                                       ===========     ==========      ==========    ============                      ===========
SHARES OUTSTANDING:
Class A                                          -        474,106               -               -                          474,106
                                       ===========     ==========      ==========    ============                      ===========
Class C                                          -              -         386,256               -                          386,256
                                       ===========     ==========      ==========    ============                      ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per share                  -     $    14.05               -               -                      $     14.05
                                       ===========     ==========      ==========    ============                      ===========
Maximum offering price per share
    (based on maximum sales
    charge of 5.75%)                             -     $    14.91               -               -                      $     14.91
                                       ===========     ==========      ==========    ============                      ===========
CLASS C SHARES
Net asset value and offering price
    per share*                                   -              -      $    13.82               -                      $     13.82
                                       ===========     ==========      ==========    ============                      ===========
Note A: Cost of investments              8,480,814                                                                       8,480,814

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



INTERNATIONAL EQUITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                      ADJUSTMENTS
                                      INTERNATIONAL  INTERNATIONAL   INTERNATIONAL  (REFERENCES ARE                    INTERNATIONAL
                                          EQUITY        EQUITY          EQUITY        TO PRO FORMA                        EQUITY
                                         PORTFOLIO      TRUST A         TRUST C        FOOTNOTES)                        PRO FORMA
                                      -------------  -------------   -------------  ---------------                    -------------
INVESTMENT INCOME:
Interest income                        $    8,176      $    4,526       $  3,650           (8,176) (Note C)              $    8,176
Dividend income                           112,224          62,051         50,173         (112,224) (Note C)                 112,224
                                       ----------      ----------       --------      -----------                        ----------
                                          120,400          66,577         53,823         (120,400)                          120,400
                                       ----------      ----------       --------      -----------                        ----------
EXPENSES:
Allocated expenses from Hub                     -          42,932         35,001          (77,933) (Note C)                       -
Investment Advisory fee                    47,765               -              -                -                            47,765
Sponsor fee                                     -           5,689          4,655                -                            10,344
Transfer agent                                  -          19,358         15,555                -                            34,913
Custody, Fund accounting and
    administration                         95,240          14,876         14,876          (24,000) (Note F)                 100,992
Registration                                    -           7,544          6,739            2,000  (Note G)                  16,283
Audit                                       6,436           5,455          5,455           (1,500) (Note H)                  15,846
Amortization of organization
    expense                                 3,497           4,845          4,663           (8,160) (Note D)                   4,845
Printing                                        -           2,391          4,033           (1,300) (Note I)                   5,124
Legal                                       1,712             717            726                                              3,155
Miscellaneous                               3,345             519            630                -                             4,494
Trustee                                       769             389            291                -                             1,449
                                       ----------      ----------       --------      -----------                        ----------
Total expenses                            158,764         104,715         92,624         (110,893)                          245,210
                                       ----------      ----------       --------      -----------                        ----------
Less: Waiver of Sponsor fees                    -          (5,689)        (4,655)               -                           (10,344)
             Reimbursement
               from sponsor               (80,831)        (60,623)       (56,551)          32,960  (Notes D, F, G, H, I)   (165,045)
                                       ----------      ----------       --------      -----------                        ----------
                                           77,933          38,403         31,418          (77,933)                           69,821
Distribution and service fees:

Class A shares                                  -           7,112              -                -                             7,112
Class C shares                                  -               -         23,273                -                            23,273
                                       ----------      ----------       --------      -----------                        ----------
Net Expenses                               77,933          45,515         54,691          (77,933)                          100,206
                                       ----------      ----------       --------      -----------                        ----------
NET INVESTMENT INCOME (LOSS)               42,467          21,062           (868)         (42,467)                           20,194
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                           326,599         190,510        136,089         (326,599) (Note C)                 326,599
    Foreign currency transactions         (15,935)         (8,773)        (7,162)          15,935  (Note C)                 (15,935)
                                       ----------      ----------       --------      -----------                        ----------
                                          310,664         181,737        128,927         (310,664)                          310,664
                                       ----------      ----------       --------      -----------                        ----------
Net change in unrealized
    appreciation (depreciation)
    on:
    Investments                         1,738,456         941,350        797,106       (1,738,456) (Note C)               1,738,456
    Foreign currency transactions            (223)           (445)           222              223  (Note C)                    (223)
                                       ----------      ----------       --------      -----------                        ----------
                                        1,738,233         940,905        797,328       (1,738,233)                        1,738,233
                                       ----------      ----------       --------      -----------                        ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $2,091,364      $1,143,704       $925,387      $(2,091,364)                       $2,069,091
                                       ==========      ==========       ========      ===========                        ==========
Note A: Net of foreign
    withholding tax of:                    16,704           9,228          7,476                -                            16,704
                                       ----------      ----------       --------      -----------                        ----------



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


SHARES                                        VALUE
------                                     -----------
                                  COMMON STOCKS--95.2%
         AEROSPACE & DEFENSE--2.5%
 4,800   Lockheed Martin                   $   508,200
 9,900   Rockwell International..........      475,819
                                           -----------
                                               984,019
                                           -----------



SHARES                                        VALUE
------                                     -----------
         AUTOMOTIVE--7.6%
14,300   Dana............................  $   765,050
21,300   Ford Motor......................    1,256,691
 8,100   Goodyear Tire & Rubber..........      521,944
 8,600   Meritor Automotive..............      206,400
 5,000   Paccar..........................      261,250
                                           -----------
                                             3,011,335
                                           -----------


    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)


SHARES                                        VALUE
------                                     -----------
COMMON STOCKS--CONTINUED
         BANKING--12.4%
    40   Associates First Capital........  $     3,075
 5,210   Banc One........................      290,761
 3,000   Bankers Trust...................      348,188
13,800   Chase Manhattan.................    1,041,900
 7,200   Firstar.........................      273,600
 7,400   Fleet Financial Group...........      617,900
 3,700   J P Morgan......................      433,363
11,300   Key.............................      402,563
 7,800   Nationsbank.....................      596,700
11,550   North Folk Bancorp..............      282,253
 3,475   Old Kent Financial..............      124,991
11,400   US Bancorp......................      490,200
                                           -----------
                                             4,905,494
                                           -----------
         BEVERAGES, FOOD & TOBACCO--4.9%
15,100   Heinz (H. J.)...................      847,488
12,600   Philip Morris...................      496,125
 7,700   Unilever, ADR...................      607,819
                                           -----------
                                             1,951,432
                                           -----------
         CHEMICALS--7.2%
 2,400   Akzo, ADR.......................      266,100
 5,600   Betzdearborn....................      236,250
 4,200   Dow Chemical....................      406,088
 5,500   Eastman Chemical................      342,375
 9,500   Imperial Chemical Industries,
         ADR.............................      612,750
17,500   Lyondell Petro Chemical.........      532,656
 5,200   Olin............................      216,775
 8,100   Witco...........................      236,925
                                           -----------
                                             2,849,919
                                           -----------
         COMMERCIAL SERVICES--6.0%
12,300   Browning-Ferris Industries......      427,425
14,700   Cinergy.........................      514,500
 9,900   Duke Energy.....................      586,575
17,600   Pacificorp......................      398,200
12,400   Unicom..........................      434,775
                                           -----------
                                             2,361,475
                                           -----------
         COSMETICS & PERSONAL CARE--1.4%
 7,000   Avon Products...................      542,500
                                           -----------
         ELECTRIC UTILITIES--2.0%
 3,400   CMS Energy......................      149,600
18,100   Southern........................      501,144
 5,200   Wisconsin Energy................      157,950
                                           -----------
                                               808,694
                                           -----------
         ELECTRONICS--0.5%
 4,100   Thomas & Betts..................      201,925
                                           -----------



SHARES                                        VALUE
------                                     -----------
         FINANCIAL SERVICES--3.2%
 2,500   Federal National Mortgage
         Association.....................  $   151,875
14,762   First Union.....................      859,887
10,400   Nationwide Health Properties....      248,300
                                           -----------
                                             1,260,062
                                           -----------
         FOREST PRODUCTS & PAPER--5.1%
 6,200   Boise Cascade...................      203,050
 4,600   Georgia-Pacific (Timber
         Group)..........................      106,088
 7,200   Georgia-Pacific.................      424,350
 8,500   Mead............................      269,875
 6,300   Temple-Inland...................      339,413
 7,200   Westvaco........................      203,400
10,200   Weyerhauser.....................      471,113
                                           -----------
                                             2,017,289
                                           -----------
         HEAVY INDUSTRY--0.5%
 3,400   Caterpillar.....................      179,775
                                           -----------
         HOUSEHOLD PRODUCTS--1.5%
17,000   Corning.........................      590,750
                                           -----------
         INSURANCE--4.7%
 6,600   Exel............................      513,563
 7,700   Lincoln National................      703,588
 3,300   Mid Ocean.......................      259,050
 8,800   Safeco..........................      399,850
                                           -----------
                                             1,876,051
                                           -----------
         METALS--1.9%
16,000   Allegheny Teledyne..............      366,000
 9,000   Freeport McMoran Copper &
         Gold............................      128,250
 8,700   Oregon Steel Mills..............      162,038
 1,700   Phelps Dodge....................       97,219
                                           -----------
                                               753,507
                                           -----------
         OFFICE EQUIPMENT--2.5%
 9,800   Xerox...........................      995,925
                                           -----------
         OIL & GAS--9.3%
 5,100   Atlantic Richfield..............      398,438
 6,800   British Petroleum, ADR..........      600,100
 9,300   Elf Aquitaine, ADR..............      660,300
11,800   Texaco..........................      704,313
 7,100   Total S.A., ADR.................      464,163
15,100   Williams Companies..............      509,625
12,400   YPF Sociedad Anonima, ADR.......      372,775
                                           -----------
                                             3,709,714
                                           -----------
         PHARMACEUTICALS--5.3%
14,200   American Home Products..........      734,850
 5,900   Bristol-Myers Squibb............      678,131
 4,500   Smithkline Beecham, ADR.........      272,250
 9,600   Zeneca Group, ADR...............      421,200
                                           -----------
                                             2,106,431
                                           -----------


    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)



SHARES                                        VALUE
------                                     -----------
COMMON STOCKS--CONTINUED
         REAL ESTATE--0.4%
 5,600   Arden Realty Group..............  $   144,900
                                           -----------
         RETAILERS--4.4%
 8,700   J.C. Penney.....................      629,119
 4,600   May Department Stores...........      301,300
 5,600   Rite Aid........................      210,350
 9,600   Sears Roebuck...................      586,200
                                           -----------
                                             1,726,969
                                           -----------
         TELEPHONE SYSTEMS--9.5%
10,600   Alltel..........................      492,900
18,000   Bell Atlantic...................      821,250
 8,700   Bellsouth.......................      583,988
15,700   Frontier........................      494,550
12,400   GTE.............................      689,750
 9,600   Sprint..........................      676,800
                                           -----------
                                             3,759,238
                                           -----------
         TRANSPORTATION--2.4%
 7,100   CSX.............................      323,050
13,200   General Dynamics................      613,800
                                           -----------
                                               936,850
                                           -----------
TOTAL COMMON STOCKS
(COST $34,884,023).......................   37,674,254
                                           -----------
INVESTMENT TRUSTS--1.5%
 5,200   S&P 500 Depository Receipt......      589,225
                                           -----------
TOTAL INVESTMENT TRUSTS
(COST $578,006)..........................      589,225
                                           -----------



SHARES                                        VALUE
------                                     -----------
REAL ESTATE INVESTMENT TRUSTS--2.7%
         FINANCIAL SERVICES--1.7%
 3,900   Equity Residential Properties
         Trust...........................  $   185,006
 4,900   Meditrust.......................      136,894
14,500   Security Capital Industrial
         Trust...........................      362,500
                                           -----------
                                               684,400
                                           -----------
         REAL ESTATE--1.0%
 4,000   Boston Properties...............      138,000
 8,400   Equity Office Properties........      238,350
                                           -----------
                                               376,350
                                           -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST
$1,102,242)..............................    1,060,750
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.4%
(COST $36,564,271)(a)....................   39,324,229
CASH AND OTHER ASSETS
NET OF LIABILITIES--0.6%.................      432,858
                                           -----------
NET ASSETS--100.0%.......................  $39,757,087
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $36,564,271, resulting in gross unrealized appreciation and depreciation of $4,342,170 and $1,582,212, respectively, and net unrealized appreciation of $2,759,958.
ADR - American Depositary Receipt


GROWTH & INCOME TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                                    ADJUSTMENTS
                                GROWTH &      GROWTH &    GROWTH &    GROWTH &    (REFERENCES ARE
                                 INCOME        INCOME      INCOME      INCOME      TO PRO FORMA                      GROWTH & INCOME
                                PORTFOLIO     TRUST A     TRUST C    SEPARATE A      FOOTNOTES)                         PRO FORMA
                               -----------  -----------  ----------  -----------  ---------------                    ---------------
ASSETS:
Investment in corresponding
    Select Advisors
    Portfolios, at value                 -  $15,515,568  $2,529,978  $21,496,754    $(39,542,300) (Note C)                       -
Investments at Value (Note A)  $39,324,229            -           -            -               -                       $39,324,229
Cash and foreign currency          416,881            -           -            -               -                           416,881
Receivables for:

     Securities sold                 7,354            -           -            -               -                             7,354
     Fund shares sold                    -        3,539         888            -               -                             4,427
     Dividend, interest, and
     foreign withholding tax        90,478            -           -            -               -                            90,478
     Gain on forward contracts           -            -           -            -               -                                 -
Deferred organization expenses       8,885       12,319      11,852            -         (20,737) (Note D)                  12,319
Reimbursement receivable from
     Advisor/Sponsor                     -      192,561     141,729            -        (265,341) (Notes D, E,F,G,H,I)      68,949
                               -----------  -----------  ----------  -----------    ------------                       -----------
Total Assets                    39,847,827   15,723,987   2,684,447   21,496,754     (39,828,378)                       39,924,637
                               -----------  -----------  ----------  -----------    ------------                       -----------
LIABILITIES:
Payable for fund shares
    redeemed                             -        1,601           -            -               -                             1,601
Distribution payable from
    income                               -       38,076       4,207            -               -                            42,283
Payable for investments
    purchased                        6,312            -           -            -               -                             6,312
Due to Custodian                         -            -           -            -               -                                 -
Payable to Advisor (Sponsor)       265,468            -           -            -        (265,468) (Note E)                       -
Other accrued expenses              33,747       20,694      11,519       72,004         (20,610) (Notes D, F,G,H,I)       117,354
                               -----------  -----------  ----------  -----------    ------------                       -----------
Total Liabilities                  305,527       60,371      15,726       72,004        (286,078)                          167,550
                               -----------  -----------  ----------  -----------    ------------                       -----------
NET ASSETS:                    $39,542,300  $15,663,616  $2,668,721  $21,424,750    $(39,542,300)                      $39,757,087
                               ===========  ===========  ==========  ===========    ============                       ===========

NET ASSETS CONSIST OF:
Paid-in capital                $39,542,300  $14,827,740  $2,334,092  $10,000,000    $(39,542,300) (Notes C)            $27,161,832
Undistributed Net Income, or
    (distributions in excess
    of net investment income)            -       (3,091)     (5,389)     483,485               -                           475,005
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess
    of net realized gains)               -      822,096     267,871    9,248,685               -                        10,338,652
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets            -       16,871      72,147    1,692,580               -                         1,781,598
                               -----------  -----------  ----------  -----------    ------------                       -----------
NET ASSETS:                    $39,542,300  $15,663,616  $2,668,721  $21,424,750    $(39,542,300)                      $39,757,087
                               ===========  ===========  ==========  ===========    ============                       ===========
Class A                                  -  $15,663,616           -            -               -                       $15,663,616
                               ===========  ===========  ==========  ===========    ============                       ===========
Class C                                  -            -  $2,668,721            -               -                       $ 2,668,721
                               ===========  ===========  ==========  ===========    ============                       ===========
Class Y                                  -            -           -  $21,424,750               -                       $21,424,750
                               ===========  ===========  ==========  ===========    ============                       ===========
SHARES OUTSTANDING:
Class A                                  -      952,948           -            -               -                           952,948
                               ===========  ===========  ==========  ===========    ============                       ===========
Class C                                  -            -     169,743            -               -                           169,743
                               ===========  ===========  ==========  ===========    ============                       ===========
Class Y                                  -            -           -    1,000,000               -                         1,000,000
                               ===========  ===========  ==========  ===========    ============                       ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and
    redemptions price per
    share                                -  $     16.44           -            -               -                       $     16.44
                               ===========  ===========  ==========  ===========    ============                       ===========
Maximum offering price per
    share (based on maximum
    sales charge of 5.75%)               -  $     17.44           -            -               -                       $     17.44
                               ===========  ===========  ==========  ===========    ============                       ===========
CLASS C SHARES
Net asset value and
    offering price per share*            -            -  $    15.72            -               -                       $     15.72
                               ===========  ===========  ==========  ===========    ============                       ===========
CLASS Y SHARES
Net asset value and offering
    price per share                      -            -           -  $     21.42            -                          $     21.42
                               ===========  ===========  ==========  ===========    ============                       ===========
Note A: Cost of investments     36,564,271                                                                              36,564,271


The accompanying notes are an integral part of the financial statements.


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

GROWTH & INCOME TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                    ADJUSTMENTS
                                GROWTH &      GROWTH &    GROWTH &    GROWTH &    (REFERENCES ARE                       GROWTH &
                                 INCOME        INCOME      INCOME       INCOME      TO PRO FORMA                         INCOME
                                PORTFOLIO     TRUST A     TRUST C    SEPARATE A      FOOTNOTES)                         PRO FORMA
                               ----------    ---------    --------   ----------   ---------------                      ----------
INVESTMENT INCOME:
Interest income                $   18,573    $   6,027    $  1,224   $   11,322         (18,573) (Note C)              $   18,573
Dividend income                   429,432      123,485      29,370      276,577        (429,432) (Note C)                 429,432
                               ----------    ---------    --------   ----------     -----------                        ----------
                                  448,005      129,512      30,594      287,899        (448,005)                          448,005
                               ----------    ---------    --------   ----------     -----------                        ----------
EXPENSES:
Allocated expenses from Hub             -       56,127      13,620      128,466        (198,213) (Note C)                       -
Investment Advisory fee           128,983            -           -            -               -                           128,983
Sponsor fee                             -        9,310       2,332            -               -                            11,642
Transfer agent                          -       22,053      16,185            -               -                            38,238
Custody, Fund accounting
   and administration              49,706       12,397      12,397            -         (14,750) (Note F)                  59,750
Registration                            -        9,124       6,567            -           5,400  (Note G)                  21,091
Audit                               5,901        4,959       4,959            -          (1,500) (Note H)                  14,319
Amortization of
    organization expense            3,497        4,845       4,663            -          (8,160) (Note D)                   4,845
Printing                                -        5,021       3,196            -          (1,600) (Note I)                   6,617
Legal                               5,435        1,506         576            -               -                             7,517
Miscellaneous                      10,319        1,090         500            -               -                            11,909
Trustee                               500          816         232            -               -                             1,548
                               ----------    ---------    --------   ----------     -----------                        ----------
Total expenses                    204,341      127,248      65,227      128,466        (218,823)                          306,459
                               ----------    ---------    --------   ----------     -----------                        ----------
Less: Waiver of Sponsor fees            -       (9,310)     (2,332)           -               -                           (11,642)
             Reimbursement
               from sponsor        (6,128)     (69,058)    (50,650)           -          20,610  (Notes D, F, G, H, I)   (105,226)
                               ----------    ---------    --------   ----------     -----------                        ----------
                                  198,213       48,880      12,245      128,466        (198,213)                          189,591
Distribution and service
    fees:
Class A shares                          -       11,638           -            -               -                            11,638
Class C shares                          -            -      11,662            -               -                            11,662
Class Y shares                          -            -           -            -               -                                 -
                               ----------    ---------    --------   ----------     -----------                        ----------
Net Expenses                      198,213       60,518      23,907      128,466        (198,213)                          212,891
                               ----------    ---------    --------   ----------     -----------                        ----------
NET INVESTMENT INCOME             249,792       68,994       6,687      159,433        (249,792)                          235,114
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                 1,698,243      738,280     238,829      721,134      (1,698,243) (Note C)               1,698,243
    Foreign currency
      transactions                      -            -           -            -               -                                 -
                               ----------    ---------    --------   ----------     -----------                        ----------
                                1,698,243      738,280     238,829      721,134      (1,698,243)                        1,698,243
                               ----------    ---------    --------   ----------     -----------                        ----------
Net change in unrealized
    appreciation
    (depreciation) on:
    Investments                   645,953     (371,038)    (65,217)   1,082,208        (645,953) (Note C)                 645,953
    Foreign currency
      transactions                      -            -           -            -               -                                 -
                               ----------    ---------    --------   ----------     -----------                        ----------
                                  645,953     (371,038)    (65,217)   1,082,208        (645,953)                          645,953
                               ----------    ---------    --------   ----------     -----------                        ----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                   $2,593,988    $ 436,236    $180,299   $1,962,775     $(2,593,988)                       $2,579,310
                               ==========    =========    ========   ==========     ===========                        ==========
Note A: Net of foreign
    withholding tax of:                 -            -           -            -               -                                 -
                               ----------    ---------    --------   ----------     -----------                        ----------



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


 SHARES                                       VALUE
--------                                   -----------
                                  COMMON STOCKS--61.7%
           ADVERTISING--2.6%
   2,900   WPP Group.....................  $   195,025
                                           -----------
           AEROSPACE & DEFENSE--4.4%
   2,200   Boeing........................       98,038
   1,200   Lockheed Martin...............      127,050
   2,000   Rockwell International........       96,125
                                           -----------
                                               321,213
                                           -----------
           AIRLINES--2.0%
   1,800   AMR*..........................      149,850
                                           -----------
           BANKING--1.0%
     500   Citicorp......................       74,625
                                           -----------



 SHARES                                       VALUE
--------                                   -----------
           BEVERAGES, FOOD & TOBACCO--1.0%
   1,555   Diageo, ADR...................  $    74,932
                                           -----------
           CHEMICALS--2.2%
   3,000   Monsanto......................      167,625
                                           -----------
           COMMUNICATIONS--1.8%
   4,900   General Instrument............      133,219
                                           -----------
           COMPUTERS & INFORMATION--0.8%
   1,400   EMC...........................       62,738
                                           -----------


    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)



 SHARES                                       VALUE
--------                                   -----------
                              COMMON STOCKS--CONTINUED
           ELECTRONICS--5.0%
   3,500   Adaptec*......................  $    50,094
   1,100   Avnet.........................       60,156
   1,500   Motorola......................       78,844
   4,500   Solectron.....................      189,281
                                           -----------
                                               378,375
                                           -----------
           ENTERTAINMENT & LEISURE--3.0%
   3,400   Polaroid......................      120,913
   1,200   Time Warner...................      102,525
                                           -----------
                                               223,438
                                           -----------
           FINANCIAL SERVICES--6.9%
   3,900   Countrywide Credit............      197,925
   2,000   Federal Home Loan Mortgage
           Corporation...................       94,125
   5,300   Green Tree Financial..........      226,906
                                           -----------
                                               518,956
                                           -----------
           HEALTH CARE PROVIDERS--1.2%
   3,000   Tenet Healthcare*.............       93,750
                                           -----------
           HEAVY INDUSTRY--3.2%
   1,400   Caterpillar...................       74,025
   4,200   Lucasvarity, ADR..............      167,213
                                           -----------
                                               241,238
                                           -----------
           INDUSTRIAL--0.7%
     800   Armstrong World Industries....       53,900
                                           -----------
           INSURANCE--1.4%
   2,200   Renaissancere Holdings........      101,888
                                           -----------
           LODGING--1.9%
  12,200   Homestead Village Property*...      144,875
                                           -----------
           MEDIA--BROADCASTING &
           PUBLISHING--1.0%
   2,100   Reed International, ADR.......       77,963
                                           -----------
           METALS--2.0%
   6,500   Allegheny Teledyne............      148,688
                                           -----------
           OIL & GAS--1.6%
   1,800   Anadarko Petroleum............      120,938
                                           -----------
           PHARMACEUTICALS--2.7%
   4,400   Millipore.....................      119,900
   2,400   Teva Pharmaceutical
           Industries, ADR...............       84,450
                                           -----------
                                               204,350
                                           -----------
           REAL ESTATE--4.3%
   3,400   Oakwood Homes.................      102,000
   4,700   Security Capital Group, Class
           B.............................      125,138
   3,600   Security Capital Industrial
           Trust REIT....................       90,000
                                           -----------
                                               317,138
                                           -----------



 SHARES                                       VALUE
--------                                   -----------
           TELEPHONE SYSTEMS--2.3%
   2,400   Sprint........................  $   169,200
                                           -----------
           TEXTILES, CLOTHING & FABRICS--2.7%
   8,100   Shaw Industries...............      142,763
   1,700   Unifi.........................       58,225
                                           -----------
                                               200,988
                                           -----------
           TRANSPORTATION--6.0%
   5,200   Air Express International.....      139,100
   6,500   Sabre Group Holding*..........      247,000
   1,500   Union Pacific.................       66,188
                                           -----------
                                               452,288
                                           -----------
TOTAL COMMON STOCKS
(COST $4,048,758)........................    4,627,200
                                           -----------
PRINCIPAL
 AMOUNT
--------
                                CORPORATE BONDS--12.5%
           BANKING--3.6%
$ 50,000   Bankers Trust, 7.125%,
           03/15/06......................       52,328
 100,000   BB&T, 7.25% 06/15/07..........      106,351
 100,000   Chase Manhattan, 7.25%,
           06/01/07......................      106,481
     339   Nykredit, 6.00%, 10/01/26.....           49
                                           -----------
                                               265,209
                                           -----------
           BEVERAGES, FOOD & TOBACCO--0.9%
  60,000   Coca-Cola Femsa,
           8.95%,11/01/06................       60,827
                                           -----------
           COMPUTER SOFTWARE &
           PROCESSING--1.3%
 100,000   Computer Associates
           International, 6.375%,
           04/15/05......................      100,440
                                           -----------
           ELECTRIC UTILITIES--1.2%
  95,000   Financiera Energy, 9.375%,
           06/15/06......................       93,475
                                           -----------
           FINANCIAL SERVICES--2.2%
 100,000   Bonos Del Tesoro, 8.75%,
           05/09/02......................       96,714
  69,000   Paine Webber Group, 7.00%,
           03/01/00......................       69,856
                                           -----------
                                               166,570
                                           -----------
           METALS--1.4%
 100,000   AK Steel, 9.125%, 12/15/06....      104,500
                                           -----------
           OIL & GAS--0.6%
  50,000   Petroleos Mexicanos, 8.85%,
           09/15/07......................       48,500
                                           -----------


    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)


PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
CORPORATE BONDS--CONTINUED
            TELEPHONE SYSTEMS--1.3%
$100,000    AT&T Capital, 6.23%,
            09/24/99......................  $    99,987
                                            -----------
TOTAL CORPORATE BONDS
(COST $936,146)...........................      939,508
                                            -----------
MORTGAGE BACKED SECURITIES--3.4%
  20,000    Federal Home Loan Mortgage
            Corporation, 6.00%,
            03/15/08......................       20,031
  45,000    Federal National Mortgage
            Association, 6.15%,
            10/25/07......................       45,017
  44,500    General Electric Capital
            Mortgage Service, 6.50%,
            03/25/24......................       44,785
  40,000    General Electric Capital
            Mortgage Service, 6.50%,
            11/25/23......................       39,158
  40,000    Merrill Lynch Mortgage
            Investment, 7.089%,
            12/26/25......................       41,946
  17,888    Merrill Lynch Mortgage
            Investment, 7.65%, 01/15/12...       18,030
  50,000    Prudential Home Mortgage
            Securities, 6.25%, 04/25/24...       46,911
                                            -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $241,580)...........................      255,878
                                            -----------
                                  MUNICIPAL BONDS--3.1%
  40,000    Baltimore Community
            Development Financing, 8.20%,
            08/15/07......................       44,331
   7,031    Denver Colorado City & County
            Single Family, 7.25%,
            12/01/10......................        7,325
  15,000    New York City, New York,
            General Obligation, 9.75%,
            08/15/12......................       15,928
  40,000    New York State Housing Finance
            Agency Service, 7.50%,
            09/15/03......................       41,684
  50,000    Ohio Housing Financial Agency,
            7.90%, 10/01/14...............       51,706
  30,000    Oklahoma City Airport, 9.40%,
            11/01/10......................       34,874
  40,000    Oregon State General
            Obligation, 6.90%, 01/01/00...       40,045
                                            -----------
TOTAL MUNICIPAL BONDS
(COST $223,662)...........................      235,893
                                            -----------



PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
U.S. TREASURY OBLIGATIONS--14.8%
$150,000    U.S. Treasury Bonds, 6.25%,
            04/30/01......................  $   152,766
 245,000    U.S. Treasury Bonds, 6.75%,
            08/15/26......................      280,525
 150,000    U.S. Treasury Notes, 7.00%,
            07/15/06......................      163,875
 100,000    U.S. Treasury Notes, 5.75%,
            10/31/00......................      100,500
 320,000    U.S. Treasury Notes, 7.25%,
            08/15/04......................      348,294
  65,000    U.S. Treasury Notes, 6.125%,
            08/31/98......................       65,081
                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,077,460).........................    1,111,041
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--3.1%
            BRAZIL--0.6%
  58,011    Republic of Brazil, 8.00%,
            04/15/14......................       42,565
                                            -----------
            SOUTH AFRICA--1.5%
 774,000    Republic Of South Africa,
            13.00%, 08/31/10..............      115,992
                                            -----------
            UNITED KINGDOM--1.0%
  37,000    UK Treasury, 8.00%, 12/07/15..       77,380
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $267,474)...........................      235,937
                                            -----------
TOTAL INVESTMENTS AT VALUE--98.6%
(COST $6,795,080)(a)......................    7,405,457
CASH AND OTHER ASSETS
NET OF LIABILITIES--1.4%..................      377,852
                                            -----------
NET ASSETS--100.0%........................   $7,783,309
                                            ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $6,795,080, resulting in gross unrealized appreciation and depreciation of $924,344 and $313,967, respectively, and net unrealized appreciation of $610,377.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust




BALANCED TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                                 ADJUSTMENTS
                                                                               (REFERENCES ARE
                                        BALANCED     BALANCED     BALANCED       TO PRO FORMA                       BALANCED
                                        PORTFOLIO     TRUST A      TRUST C        FOOTNOTES)                        PRO FORMA
                                       ----------   ----------   ----------    ---------------                     ----------
ASSETS:
Investment in corresponding Select
    Advisors Portfolios, at value               -   $4,310,837   $3,198,608      $(7,509,445) (Note C)                      -
Investments at Value (Note A)          $7,405,457            -            -                -                       $7,405,457
Cash and foreign currency                       -            -            -                -                                -
Receivables for:
     Securities sold                            -            -            -                -                                -
     Fund shares sold                           -        1,444          455                -                            1,899
     Dividend, interest, and
       foreign withholding tax             55,037            -            -                -                           55,037
     Gain on forward contracts             17,476            -            -                -                           17,476
Deferred organization expenses              8,885       12,319       11,852          (20,737) (Note D)                 12,319
Reimbursement receivable from
     Advisor/Sponsor                       58,425      170,377      146,638           (5,873) (Notes D,F,G,H,I)       369,567
                                       ----------   ----------   ----------      -----------                       ----------
Total Assets                            7,545,280    4,494,977    3,357,553       (7,536,055)                       7,861,755
                                       ----------   ----------   ----------      -----------                       ----------
LIABILITIES:
Payable for fund shares redeemed                -        1,841            -                -                            1,841
Distribution payable from income                -       16,798       12,899                -                           29,697
Payable for investments purchased               -            -            -                -                                -
Due to Custodian                           13,988            -            -                -                           13,988
Payable to Advisor (Sponsor)                    -            -            -                -                                -
Other accrued expenses                     21,847       23,952       13,731          (26,610) (Notes D, F,G,H,I)       32,920
                                       ----------   ----------   ----------      -----------                       ----------
Total Liabilities                          35,835       42,591       26,630          (26,610)                          78,446
                                       ----------   ----------   ----------      -----------                       ----------
NET ASSETS:                            $7,509,445   $4,452,386   $3,330,923      $(7,509,445)                      $7,783,309
                                       ==========   ==========   ==========      ===========                       ==========

NET ASSETS CONSIST OF:
Paid-in capital                        $7,509,445   $3,981,905   $2,927,756      $(7,509,445) (Notes C)            $6,909,661
Undistributed Net Income, or
    (distributions in excess
    of net investment income)                   -       14,467          120                -                           14,587
Accumulated net realized gain
    (loss) on investments
    and foreign currency, or
    (distributions in excess of
    net realized gains)                         -      119,272      113,109                -                          232,381
Net unrealized appreciation
    (depreciation) on
    investments, foreign
    currency and other assets                   -      336,742      289,938                -                          626,680
                                       ----------   ----------   ----------      -----------                       ----------
NET ASSETS:                            $7,509,445   $4,452,386   $3,330,923      $(7,509,445)                      $7,783,309
                                       ==========   ==========   ==========      ===========                       ==========
Class A                                         -   $4,452,386            -                -                       $4,452,386
                                       ==========   ==========   ==========      ===========                       ==========
Class C                                         -            -   $3,330,923                -                       $3,330,923
                                       ==========   ==========   ==========      ===========                       ==========
SHARES OUTSTANDING:
Class A                                         -      336,238            -                -                          336,238
                                       ==========   ==========   ==========      ===========                       ==========
Class C                                         -            -      257,960                -                          257,960
                                       ==========   ==========   ==========      ===========                       ==========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
    price per share                             -   $    13.24            -                -                       $    13.24
                                       ==========   ==========   ==========      ===========                       ==========
Maximum offering price per share
    (based on maximum sales
    charge of 5.75%)                            -   $    14.05            -                -                       $    14.05
                                       ==========   ==========   ==========      ===========                       ==========
CLASS C SHARES
Net asset value and offering price
    per share*                                  -            -   $    12.91                -                       $    12.91
                                       ==========   ==========   ==========      ===========                       ==========
Note A: Cost of investments             6,795,080                                                                   6,795,080

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.


BALANCED TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                 ADJUSTMENTS
                                                                               (REFERENCES ARE
                                        BALANCED     BALANCED     BALANCED       TO PRO FORMA                       BALANCED
                                        PORTFOLIO     TRUST A      TRUST C        FOOTNOTES)                        PRO FORMA
                                        ---------    --------     --------     ---------------                      ---------
INVESTMENT INCOME:
Interest income                         $ 95,126     $ 53,520     $ 41,606          (95,126) (Note C)               $  95,126
Dividend income                           29,802       16,664       13,138          (29,802) (Note C)                  29,802
                                        --------     --------     --------        ---------                         ---------
                                         124,928       70,184       54,744         (124,928)                          124,928
                                        --------     --------     --------        ---------                         ---------
EXPENSES:
Allocated expenses from Hub                    -       24,325       18,940          (43,265) (Note C)                       -
Investment Advisory fee                   26,625            -            -                -                            26,625
Sponsor fee                                    -        3,886        3,037                -                             6,923
Transfer agent                                 -       18,471       15,217                -                            33,688
Custody, Fund accounting and
 administration                           46,088       12,397       12,397          (17,750) (Note F)                  53,132
Registration                                   -        7,613        6,729            1,800  (Note G)                  16,142
Audit                                      3,863        4,959        4,959           (1,500) (Note H)                  12,281
Amortization of organization
    expense                                3,497        4,845        4,663           (8,160) (Note D)                   4,845
Printing                                       -        2,002        2,856           (1,000) (Note I)                   3,858
Legal                                      1,356          601          514                -                             2,471
Miscellaneous                              2,378          434          447                -                             3,259
Trustee                                      610          326          206                -                             1,142
                                        --------     --------     --------        ---------                         ---------
Total expenses                            84,417       79,859       69,965          (69,875)                          164,366
                                        --------     --------     --------        ---------                         ---------
Less: Waiver of Sponsor fees                   -       (3,886)      (3,037)               -                            (6,923)
             Reimbursement from
               sponsor                   (41,152)     (54,601)     (50,222)          26,610  (Notes D, F, G, H, I)   (119,365)
                                        --------     --------     --------        ---------                         ---------
                                          43,265       21,372       16,706          (43,265)                           38,078
Distribution and service fees:
Class A shares                                 -        4,857            -                -                             4,857
Class C shares                                 -            -       15,187                -                            15,187
Class Y shares                                 -            -            -                -                                 -
                                        --------     --------     --------        ---------                         ---------
Net Expenses                              43,265       26,229       31,893          (43,265)                           58,122
                                        --------     --------     --------        ---------                         ---------
NET INVESTMENT INCOME                     81,663       43,955       22,851          (81,663)                           66,806
REALIZED AND UNREALIZED GAIN
  (LOSS):
Net realized gain (loss) on:
    Investments                          170,356       86,872       83,484         (170,356) (Note C)                 170,356
    Foreign currency transactions          3,748        2,141        1,607           (3,748)                            3,748
                                        --------     --------     --------        ---------                         ---------
                                         174,104       89,013       85,091         (174,104)                          174,104
                                        --------     --------     --------        ---------                         ---------
Net change in unrealized
    appreciation (depreciation) on:
    Investments                          192,607      108,471       84,136         (192,607) (Note C)                 192,607
    Foreign currency transactions         11,712        6,816        4,896          (11,712)                           11,712
                                        --------     --------     --------        ---------                         ---------
                                         204,319      115,287       89,032         (204,319)                          204,319
                                        --------     --------     --------        ---------                         ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $460,086     $248,255     $196,974        $(460,086)                        $ 445,229
                                        ========     ========     ========        =========                         =========
Note A: Net of foreign
    withholding tax of:                        -            -            -                -                                 -
                                        --------     --------     --------        ---------                         ---------


    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
CORPORATE BONDS--48.1%
            CHEMICALS--4.4%
$200,000    Climachem, 10.75%, 12/01/07...  $   207,500
 300,000    Trans-Resources, 10.75%,
            03/15/08......................      309,000
                                            -----------
                                                516,500
                                            -----------
            ENVIRONMENTAL--1.6%
 200,000    ATC Group Services, 12.00%,
            01/15/08......................      184,000
                                            -----------
            FINANCIAL SERVICES--2.3%
 300,000    Salomon Brothers, 0.00%,
            09/18/98......................      276,000
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES--2.6%
 300,000    Imperial Home Decor Group,
            11.00%, 03/15/08..............      310,500
                                            -----------
            INDUSTRIAL--6.3%
 250,000    Aqua Chem, 11.25%, 07/01/08...      254,375
 250,000    Pen-Tab Industries, 10.875%,
            02/01/07......................      247,500
 250,000    Samsonite, 10.75%, 06/15/08...      248,125
                                            -----------
                                                750,000
                                            -----------
            MEDIA--BROADCASTING &
            PUBLISHING--6.1%
 250,000    Cumulus Media, 10.375%,
            07/01/08......................      253,750
 250,000    Perry-Judd, 10.625%,
            12/15/07......................      262,500
 200,000    Source Media, 12.00%,
            11/01/04......................      204,000
                                            -----------
                                                720,250
                                            -----------
            METALS--2.6%
 300,000    Doe Run Resources, 11.25%,
            03/15/05......................      303,000
                                            -----------
            OIL & GAS--2.1%
 250,000    Panaco, 10.625%, 10/01/04.....      251,250
                                            -----------
            RESTAURANTS--2.3%
 300,000    Planet Hollywood, 12.00%,
            04/01/05......................      271,500
                                            -----------
            RETAIL--4.3%
 250,000    HMV Media Group, 10.25%,
            05/15/08......................      253,750
 250,000    US Office Products, 9.75%,
            06/15/08......................      250,000
                                            -----------
                                                503,750
                                            -----------



PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
            TELEPHONE SYSTEMS-- 8.8%
$300,000    Amer Mobile/AMSC, 12.25%,
            04/01/08......................  $   282,000
 250,000    Dobson Wireline, 12.25%,
            06/15/08......................      242,500
 200,000    Iridium Capital, 14.00%,
            07/15/05......................      222,500
 300,000    Long Distance International,
            12.25%, 04/15/08..............      297,000
                                            -----------
                                              1,044,000
                                            -----------
            TRANSPORTATION--4.7%
 250,000    American Commercial Lines,
            10.25%, 06/30/08..............      253,125
 300,000    Stena Line, 10.625%,
            06/01/08......................      303,750
                                            -----------
                                                556,875
                                            -----------
TOTAL CORPORATE BONDS (COST $5,695,915)...    5,687,625
                                            -----------
CONVERTIBLE CORPORATE BONDS--2.7%
            METALS--2.7%
 500,000    Nippon Denro Ispat, 3.00%,
            04/01/01......................      250,625
 500,000    NTS Steel Group Public++,
            4.00%, 12/16/08...............       70,000
                                            -----------
                                                320,625
                                            -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$531,422).................................      320,625
                                            -----------
EUROBONDS--6.7%
            ARGENTINA--2.5%
 300,000    Telefonica De Argentina,
            9.125%, 05/07/08..............      282,750
                                            -----------
            CHINA--2.2%
 300,000    Cathay International, 13.00%,
            04/15/08......................      264,000
                                            -----------
            ECUADOR--2.0%
 250,000    Conecel Holdings, 14.00%,
            10/01/00......................      240,000
                                            -----------
TOTAL EUROBONDS (COST $856,908)...........      786,750
                                            -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--9.7%
            ARGENTINA--2.4%
 300,000    Republic Of Argentina, 9.75%,
            09/19/27......................      277,950
                                            -----------
            JAMAICA--2.5%
 300,000    Government of Jamaica,
            10.875%, 06/10/05.............      300,000
                                            -----------


    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)



PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
SOVEREIGN GOVERNMENT OBLIGATIONS--CONTINUED
            RUSSIA--1.8%
$  7,894    Russian Ian, 6.625%,
            12/15/15......................  $     4,371
 450,000    Russia-Principal Loan, 6.719%,
            12/15/20......................      212,625
                                            -----------
                                                216,996
                                            -----------
            VENEZUELA--3.0%
 428,570    Republic Of Venezuela FLIRB,
            6.625%, 03/31/07..............      353,570
                                            -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $1,264,303).........................    1,148,516
                                            -----------
BRADY BONDS--15.4%
            ARGENTINA--1.8%
 237,499    Republic of Argentina, FRB,
            6.625%, 03/31/05..............      209,949
                                            -----------
            BRAZIL--3.3%
 522,095    Republic of Brazil, 8.00%,
            04/15/14......................      384,392
                                            -----------
            BULGARIA--2.1%
 350,000    Government of Bulgaria, IAB,
            6.563%, 07/28/11..............      249,594
                                            -----------
            ECUADOR--2.6%
 556,335    Ecuador-Bearer-PDI, 3.25%,
            02/27/15......................      310,157
                                            -----------
            MEXICO--2.5%
 350,000    Mexico Par Ser B Cum, 6.25%,
            12/31/19......................      289,844
                                            -----------
            PANAMA--1.6%
 250,000    Panama-Int Reduction Bond,
            3.75%, 07/17/14...............      185,625
                                            -----------
            PERU--1.5%
 300,000    Government of Peru, PDI Bond,
            4.00%, 03/07/17...............      183,000
                                            -----------
TOTAL BRADY BONDS (COST $1,909,089).......    1,812,561
                                            -----------
YANKEE BONDS--14.3%
            BRAZIL--2.9%
 400,000    Paging Network Do Brasil,
            13.50%, 06/06/05..............      342,500
                                            -----------



PRINCIPAL
 AMOUNT                                        VALUE
---------                                   -----------
            DOMINICAN REPUBLIC--2.5%
$300,000    Tricom, 11.375%, 09/01/04.....  $   290,625
                                            -----------
            ECUADOR--2.9%
 350,000    Conecel, 14.00%, 05/01/02.....      336,000
                                            -----------
            HONG KONG--3.0%
 500,000    GS Superhighway Holdings,
            10.25%, 08/15/07..............      355,625
                                            -----------
            INDONESIA--0.9%
 500,000    FSW International++, 12.50%,
            11/01/06......................      110,000
                                            -----------
            KOREA--2.1%
 300,000    Korea Electric Power, 7.00%,
            02/01/27......................      253,858
                                            -----------
TOTAL YANKEE BONDS
(COST $2,294,513).........................    1,688,608
                                            -----------
WARRANTS--0.0%
            TELEPHONE SYSTEMS--0.0%
     200    Primus Telecommunications.....        4,000
                                            -----------
TOTAL WARRANTS (COST $0)..................        4,000
                                            -----------
TOTAL INVESTMENTS AT VALUE--96.9% (COST
$12,552,150) (a)..........................   11,448,685
CASH AND OTHER ASSETS NET OF
LIABILITIES--3.1%.........................      461,119
                                            -----------
NET ASSETS--100.0%........................  $11,909,804
                                            ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
++ Security currently in default of interest payment. The Portfolio is not accruing stated interest.
(a) The aggregate identified cost for federal income tax purposes is $12,552,150, resulting in gross unrealized appreciation and depreciation of $107,936 and $1,211,401, respectively, and net unrealized depreciation of $1,103,465.
DCB - Debt Conversion Bond
FLIRB - Front-Load Interest Reduction Bonds
FRB - Floating Rate Bond
IAB - Interest Arrears Bond
PDI - Past Due Interest




INCOME OPPORTUNITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                                     ADJUSTMENTS
                                          INCOME         INCOME         INCOME     (REFERENCES ARE                        INCOME
                                       OPPORTUNITY    OPPORTUNITY    OPPORTUNITY     TO PRO FORMA                       OPPORTUNITY
                                        PORTFOLIO       TRUST A        TRUST C        FOOTNOTES)                         PRO FORMA
                                       -----------    -----------    -----------   ---------------                      -----------
ASSETS:
Investment in corresponding Select
  Advisors Portfolios, at value        $         -    $7,424,299     $4,394,632     ($11,818,931) (Note C)              $         -
Investments at Value (Note A)           11,448,685             -              -                -                         11,448,685
Cash and foreign currency                   76,849             -              -                -                             76,849
Receivables for:
   Securities sold                         189,297             -              -                -                            189,297
   Fund shares sold                              -        21,772            664                -                             22,436
   Dividend, interest, and
    foreign withholding tax                376,514             -              -                -                            376,514
   Gain on forward contracts                     -             -              -                -                                  -
Deferred organization expenses               8,885        12,319         11,852          (20,737) (Note D)                   12,319
Reimbursement receivable from
   Advisor/Sponsor                               -       137,450         87,831          (11,678) (Notes D, E,F,G,H,I)      213,603
                                       -----------    ----------     ----------     ------------                        -----------
Total Assets                            12,100,230     7,595,840      4,494,979      (11,851,346)                        12,339,703
                                       -----------    ----------     ----------     ------------                        -----------
LIABILITIES:
Payable for fund shares redeemed                 -        15,265             46                -                             15,311
Distribution payable from income                 -        79,002         38,409                -                            117,411
Payable for investments purchased          250,000             -              -                -                            250,000
Due to Custodian                                 -             -              -                -                                  -
Payable to Advisor (Sponsor)                 4,605             -              -           (4,605) (Note E)                        -
Other accrued expenses                      26,694        26,556         21,737          (27,810) (Notes D,F,G,H,I)          47,177
                                       -----------    ----------     ----------     ------------                        -----------
Total Liabilities                          281,299       120,823         60,192          (32,415)                           429,899
                                       -----------    ----------     ----------     ------------                        -----------
NET ASSETS:                            $11,818,931    $7,475,017     $4,434,787     ($11,818,931)                       $11,909,804
                                       ===========    ==========     ==========     ============                        ===========

NET ASSETS CONSIST OF:
Paid-in capital                        $11,818,931    $8,334,533     $4,906,639     ($11,818,931) (Note C)              $13,241,172
Undistributed Net Income, or
  (distributions in excess of
   net investment income)                        -        39,972         17,833                -                             57,805
Accumulated net realized gain
  (loss) on investments and foreign
  currency, or (distributions in
  excess of net realized gains)                  -      (151,391)      (134,315)               -                           (285,706)
Net unrealized appreciation
  (depreciation) on investments,
  foreign currency and other assets              -      (748,097)      (355,370)               -                         (1,103,467)
                                       ===========    ==========     ==========     ============                        ===========
NET ASSETS:                            $11,818,931    $7,475,017     $4,434,787     ($11,818,931)                       $11,909,804
                                       ===========    ==========     ==========     ============                        ===========
Class A                                          -    $7,475,017              -                -                        $ 7,475,017
                                       ===========    ==========     ==========     ============                        ===========
Class C                                          -             -     $4,434,787                -                        $ 4,434,787
                                       ===========    ==========     ==========     ============                        ===========
SHARES OUTSTANDING:
Class A                                          -       789,805              -                -                            789,805
                                       ===========    ==========     ==========     ============                        ===========
Class C                                          -             -        480,262                -                            480,262
                                       ===========    ==========     ==========     ============                        ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
  price per share                                -    $     9.46              -                -                        $      9.46
                                       ===========    ==========     ==========     ============                        ===========
Maximum offering price per share
  (based on maximum sales charge
  of 4.75%)                                      -    $     9.93              -                -                        $      9.93
                                       ===========    ==========     ==========     ============                        ===========
CLASS C SHARES
Net asset value and offering
  price per share*                               -             -     $     9.23                -                        $      9.23
                                       ===========    ==========     ==========     ============                        ===========
Note A: Cost of investments             12,552,150                                                                       12,552,150


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



INCOME OPPORTUNITY TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                     ADJUSTMENTS
                                          INCOME         INCOME          INCOME    (REFERENCES ARE                        INCOME
                                        OPPORTUNITY    OPPORTUNITY    OPPORTUNITY    TO PRO FORMA                       OPPORTUNITY
                                         PORTFOLIO       TRUST A        TRUST C       FOOTNOTES)                         PRO FORMA
                                        -----------    -----------    -----------  ---------------                      -----------
INVESTMENT INCOME:
Interest income                          $ 678,858      $ 436,017      $ 242,841       (678,858)   (Note C)              $ 678,858
Dividend income                                  -              -              -              -    (Note C)                      -
                                         ---------      ---------      ---------      ---------                          ---------
                                           678,858        436,017        242,841       (678,858)                           678,858
                                         ---------      ---------      ---------      ---------                          ---------
EXPENSES:
Allocated expenses from Hub                      -         41,901         23,324        (65,225)   (Note C)                      -
Investment Advisory fee                     36,866              -              -              -                             36,866
Sponsor fee                                      -          7,388          4,137              -                             11,525
Transfer agent                                   -         23,416         15,935              -                             39,351
Custody, Fund accounting and
 administration                             44,785         14,876         14,876        (17,750)   (Note F)                 56,787
Registration                                     -          9,427          7,015          1,700    (Note G)                 18,142
Audit                                        6,436          5,455          5,455         (1,500)   (Note H)                 15,846
Amortization of organization expense         3,497          4,845          4,663         (8,160)   (Note D)                  4,845
Printing                                         -          5,276          4,987         (2,100)   (Note I)                  8,163
Legal                                        3,258          1,584            898                                             5,740
Miscellaneous                                4,923          1,146            780              -                              6,849
Trustee                                      1,464            858            362              -                              2,684
                                         ---------      ---------      ---------      ---------                          ---------
Total expenses                             101,229        116,172         82,432        (93,035)                           206,798
                                         ---------      ---------      ---------      ---------                          ---------
Less: Waiver of Sponsor fees                     -         (7,388)        (4,137)             -                            (11,525)
      Reimbursement from sponsor           (36,004)       (73,693)       (58,646)        27,810    (Notes D,F,G,H,I)    (140,533)
                                         ---------      ---------      ---------      ---------                          ---------
                                            65,225         35,091         19,649        (65,225)                            54,740
Distribution and service fees:

Class A shares                                   -          9,234              -              -                              9,234
Class C shares                                   -              -         20,682              -                             20,682
Class Y shares                                   -              -              -              -                                  -
                                         ---------      ---------      ---------      ---------                          ---------
Net Expenses                                65,225         44,325         40,331        (65,225)                            84,656
                                         ---------      ---------      ---------      ---------                          ---------
NET INVESTMENT INCOME                      613,633        391,692        202,510       (613,633)                           594,202
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments                             56,045         83,940        (27,895)       (56,045)   (Note C)                 56,045
    Foreign currency transactions                -              -              -              -                                  -
                                         ---------      ---------      ---------      ---------                          ---------
                                            56,045         83,940        (27,895)       (56,045)                            56,045
                                         ---------      ---------      ---------      ---------                          ---------
Net change in unrealized appreciation
  (depreciation) on:
    Investments                           (641,859)      (448,853)      (193,006)       641,859    (Note C)               (641,859)
    Foreign currency transactions              147             68             79           (147)                               147
                                         ---------      ---------      ---------      ---------                          ---------
                                          (641,712)      (448,785)      (192,927)       641,712                           (641,712)
                                         ---------      ---------      ---------      ---------                          ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $  27,966      $  26,847      ($ 18,312)     ($ 27,966)                         $   8,535
                                         =========      =========      =========      =========                          =========
Note A: Net of foreign
  withholding tax of:                            -              -              -              -                                  -
                                         ---------      ---------      ---------      ---------                          ---------


    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)



PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------
ASSET BACKED SECURITIES--8.1%
$  750,000   Chemical Credit Card Master
             Trust, 5.98%, 09/15/08......  $   755,280
   247,218   Navistar Financial, 6.35%,
             11/15/02....................      248,281
   500,000   World Omni Auto Lease,
             6.18%, 11/25/03.............      500,850
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,445,454)..............................    1,504,411
                                           -----------
CORPORATE BONDS--31.9%
             BANKING--4.7%
   500,000   Bank of New York, 8.50%,
             12/15/04....................      561,800
   225,000   Credit Suisse, 7.90%,
             05/01/07....................      240,566
    78,063   Mercantile Safe Deposit +,
             12.125%, 01/02/01...........       80,644
                                           -----------
                                               883,010
                                           -----------
             COMMUNICATIONS--2.8%
   500,000   Harris Corporation, 6.65%,
             08/01/06....................      513,742
                                           -----------
             ELECTRIC UTILITIES--8.0%
   250,000   AES, 8.50%, 11/01/07........      252,500
   500,000   Consumers Energy, 6.50%,
             06/15/18....................      496,565
   750,000   Niagra Mohawk Power, 7.125%,
             07/01/01....................      749,063
                                           -----------
                                             1,498,128
                                           -----------
             FINANCIAL SERVICES--6.3%
   350,000   First Union, 6.55%,
             10/15/35....................      362,005
   750,000   Safeco Capital, 8.072%,
             07/15/37....................      801,938
                                           -----------
                                             1,163,943
                                           -----------
             FOREST PRODUCTS & PAPER--2.9%
   250,000   Georgia Pacific, 9.50%,
             05/15/22....................      283,472
   250,000   Sweetheart Cup, 9.625%,
             09/01/00....................      247,500
                                           -----------
                                               530,972
                                           -----------
             HEALTH CARE PROVIDERS--3.3%
   650,000   Columbia/HCA Health, 6.73%,
             07/15/45....................      619,643
                                           -----------



PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------
             MEDIA--BROADCASTING &
             PUBLISHING--1.6%
$  250,000   News America Holdings,
             10.125%, 10/15/12...........  $   293,564
                                           -----------
             TELEPHONE SYSTEMS--2.3%
   400,000   Worldcom, 8.875%, 01/15/06..      433,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,809,704)..............................    5,936,002
                                           -----------
CONVERTIBLE CORPORATE BONDS--2.3%
             HEALTH CARE PROVIDERS--2.3%
   500,000   Tenet Healthcare, 6.00%,
             12/01/05....................      426,250
                                           -----------
TOTAL CONVERTIBLE CORPORATE BONDS (COST
$427,713)................................      426,250
                                           -----------
MORTGAGE BACKED SECURITIES--29.2%
   137,925   Chase Manhattan Grantor
             Trust, 5.20%, 02/15/02......      137,328
 1,250,000   Federal Home Loan Bank,
             5.625%, 03/19/01............    1,248,810
   503,755   Federal Home Loan Mortgage
             Association, 6.00%,
             08/01/10....................      499,286
   153,033   Federal Home Loan Mortgage
             Association, 6.00%,
             05/01/09....................      152,167
    46,929   Federal Home Loan Mortgage
             Association, 6.00%,
             10/01/10....................       46,512
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             04/15/03....................    1,002,679
 1,000,000   Federal National Mortgage
             Association, 5.75%,
             02/15/08....................      998,638
   372,352   Government National Mortgage
             Association, 9.00%,
             08/15/19....................      401,648
   353,416   Government National Mortgage
             Association, 6.50%,
             01/15/24....................      353,822
   464,561   Government National Mortgage
             Association, 7.00%,
             06/15/09....................      475,878
   112,117   Government National Mortgage
             Association, 7.50%,
             12/15/27....................      115,166
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$5,342,829)..............................    5,431,934
                                           -----------


    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)


PRINCIPAL
  AMOUNT                                      VALUE
----------                                 -----------
U.S. TREASURY OBLIGATIONS--7.1%
$  250,000   U.S. Treasury Bonds, 6.50%,
             05/31/02....................  $   258,281
 1,000,000   U.S. Treasury Notes, 6.125%,
             11/15/27....................    1,071,562
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$1,282,621)..............................    1,329,843
                                           -----------
YANKEE BONDS--3.6%
             CANADA--3.6%
   600,000   Province of Quebec, 7.50%,
             07/15/23....................      667,038
                                           -----------
TOTAL YANKEE BONDS (COST $586,248).......      667,038
                                           -----------
AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS--4.1%+
             CENTRAL AMERICA--2.6%
   135,000   Central America
             International Development,
             Series F, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series G, 10.00%,
             12/01/11....................      158,525
   135,000   Central America
             International Development,
             Series H, 10.00%,
             12/01/11....................      158,525
                                           -----------
                                               475,575
                                           -----------
             HONDURAS--1.5%
   100,000   Republic of Honduras
             International Development,
             Series D, 13.00%,
             06/01/11....................      146,576
   100,000   Republic of Honduras
             International Development,
             Series C, 13.00%,
             06/01/06....................      129,395
                                           -----------
                                               275,971
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $605,000)........      751,546
                                           -----------

  SHARES                                      VALUE
----------                                 -----------
PREFERRED STOCKS--5.3%
             INDUSTRIAL--2.5%
     9,600   Appalachian Power...........  $   246,000
     8,700   Ohio Power..................      222,394
                                           -----------
                                               468,394
                                           -----------
             OIL & GAS--2.8%
    20,000   Transcanada Pipelines.......      522,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $984,274)..........................      990,894
                                           -----------
TOTAL INVESTMENTS AT VALUE--91.6%
(COST $16,483,843)(a)....................   17,037,918
CASH AND OTHER ASSETS
NET OF LIABILITIES--8.4%.................    1,764,446
                                           -----------
NET ASSETS--100.0%.......................  $18,802,364
                                           ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $16,483,843, resulting in gross unrealized appreciation and depreciation of $566,753 and $12,678, respectively, and net unrealized appreciation of $554,075.



BOND TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)



                                                                                       ADJUSTMENTS
                                                                                     (REFERENCES ARE
                                        BOND        BOND        BOND        BOND       TO PRO FORMA                         BOND
                                      PORTFOLIO    TRUST A     TRUST C   SEPARATE A     FOOTNOTES)                        PRO FORMA
                                     -----------  ----------  --------  -----------  ---------------                     -----------

ASSETS:
Investment in corresponding Select
  Advisors Portfolios, at value                -  $4,137,525  $853,598  $13,614,678    ($18,605,801) (Note C)                      -
Investments at Value (Note A)        $17,037,918           -         -            -               -                      $17,037,918
Cash and foreign currency              1,325,915           -         -            -               -                        1,325,915
Receivables for:
  Securities sold                         10,635           -         -            -               -                           10,635
  Fund shares sold                             -         293       228            -               -                              521
  Dividend, interest, and
   foreign withholding tax               247,115           -         -            -               -                          247,115
  Gain on forward contracts                    -           -         -            -               -                                -
Deferred organization expenses             8,885      12,319    11,877            -         (20,762) (Note D)                 12,319
Reimbursement receivable from
  Advisor/Sponsor                         10,967     155,666   128,794            -           1,478  (Notes D,E,F,G,H,I)     296,905
                                     -----------  ----------  --------  -----------    ------------                      -----------
Total Assets                          18,641,435   4,305,803   994,497   13,614,678     (18,625,085)                      18,931,328
                                     -----------  ----------  --------  -----------    ------------                      -----------
LIABILITIES:
Payable for fund shares redeemed               -         800         -            -               -                              800
Distribution payable from income               -      16,405     3,853            -               -                           20,258
Payable for investments purchased              -           -         -            -               -                                -
Due to Custodian                               -           -         -            -               -                                -
Payable to Advisor (Sponsor)                   -           -         -            -               -  (Note E)                      -
Other accrued expenses                    35,634      21,836    11,971       57,749         (19,284) (Notes D,F,G,H,I)       107,906
                                     -----------  ----------  --------  -----------    ------------                      -----------
Total Liabilities                         35,634      39,041    15,824       57,749         (19,284)                         128,964
                                     -----------  ----------  --------  -----------    ------------                      -----------
NET ASSETS:                          $18,605,801  $4,266,762  $978,673  $13,556,929    ($18,605,801)                     $18,802,364
                                     ===========  ==========  ========  ===========    ============                      ===========
NET ASSETS CONSIST OF:
Paid-in capital                      $18,605,801  $4,182,147  $955,809  $10,000,000    ($18,605,801) (Note C)            $15,137,956
Undistributed Net Income, or
  (distributions in excess
  of net investment income)                    -      15,160       830    2,754,368               -                        2,770,358
Accumulated net realized gain
  (loss) on investments and foreign
  currency, or (distributions in
  excess of net realized gains)                -      32,404     5,858      333,854               -                          372,116
Net unrealized appreciation
  (depreciation) on investments,
  foreign currency and other assets            -      37,051    16,176      468,707               -                          521,934
                                     ===========  ==========  ========  ===========    ============                      ===========
NET ASSETS:                          $18,605,801  $4,266,762  $978,673  $13,556,929    ($18,605,801)                     $18,802,364
                                     ===========  ==========  ========  ===========    ============                      ===========
Class A                                        -  $4,266,762         -            -               -                      $ 4,266,762
                                     ===========  ==========  ========  ===========    ============                      ===========
Class C                                        -           -  $978,673            -               -                      $   978,673
                                     ===========  ==========  ========  ===========    ============                      ===========
Class Y                                        -           -         -  $13,556,930               -                      $13,556,930
                                     ===========  ==========  ========  ===========    ============                      ===========
SHARES OUTSTANDING:
Class A                                        -     410,045         -            -               -                          410,045
                                     ===========  ==========  ========  ===========    ============                      ===========
Class C                                        -           -    96,224            -               -                           96,224
                                     ===========  ==========  ========  ===========    ============                      ===========
Class Y                                        -           -         -    1,000,000               -                        1,000,000
                                     ===========  ==========  ========  ===========    ============                      ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
  price per share                              -  $    10.41         -            -               -                      $     10.41
                                     ===========  ==========  ========  ===========    ============                      ===========
Maximum offering price per share
  (based on maximum sales charge
  of 4.75%)                                    -  $    10.93         -            -               -                      $     10.93
                                     ===========  ==========  ========  ===========    ============                      ===========
CLASS C SHARES
Net asset value and offering
  price per share*                             -           -  $  10.17            -               -                      $     10.17
                                     ===========  ==========  ========  ===========    ============                      ===========
CLASS Y SHARES
Net asset value and offering
  price per share                              -           -         -  $     13.56               -                      $     13.56
                                     ===========  ==========  ========  ===========    ============                      ===========
Note A: Cost of investments           16,483,843                                                                          16,483,843



* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.


BOND TRUST A, TRUST C & SEPARATE A
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                           ADJUSTMENTS
                                                                                        (REFERENCES ARE
                                          BOND        BOND        BOND        BOND        TO PRO FORMA                       BOND
                                       PORTFOLIO    TRUST A     TRUST C    SEPARATE A      FOOTNOTES)                     PRO FORMA
                                       ---------   ---------   ---------   ----------   ---------------                   ---------

INVESTMENT INCOME:
Interest income                        $ 535,008   $  79,322   $  23,298    $ 432,387       (535,007)  (Note C)           $ 535,008
Dividend income                           40,647       6,574       1,764       32,309        (40,647)  (Note C)              40,647
                                       ---------   ---------   ---------    ---------      ---------                      ---------
                                         575,655      85,896      25,062      464,696       (575,654)                       575,655
                                       ---------   ---------   ---------    ---------      ---------                      ---------
EXPENSES:
Allocated expenses from Hub                    -      10,381       3,033       56,170        (69,584)  (Note C)                   -
Investment Advisory fee                   45,023           -           -            -              -                         45,023
Sponsor fee                                    -       2,557         822            -              -                          3,379
Transfer agent                                 -      16,835      14,499            -              -                         31,334
Custody, Fund accounting and
  administration                          47,279      14,876      14,794            -        (14,750)  (Note F)              62,199
Registration                                   -       6,777       6,282            -          5,600   (Note G)              18,659
Audit                                      5,901       4,959       4,932            -         (1,500)  (Note H)              14,292
Amortization of organization expense       3,497       4,845       4,637            -         (8,134)  (Note D)               4,845
Printing                                       -       1,444       1,080            -           (500)  (Note I)               2,024
Legal                                      2,737         433         194            -              -                          3,364
Miscellaneous                              5,905         313         169            -              -                          6,387
Trustee                                    1,231         235          79            -              -                          1,545
                                       ---------   ---------   ---------    ---------      ---------                      ---------
Total expenses                           111,573      63,655      50,521       56,170        (88,868)                       193,051
                                       ---------   ---------   ---------    ---------      ---------                      ---------
Less: Waiver of Sponsor fees                   -      (2,557)       (822)           -              -                         (3,379)
      Reimbursement from sponsor         (41,992)    (52,787)    (47,026)           -         19,284   (Notes D,F,G,H,I)   (122,521)
                                       ---------   ---------   ---------    ---------      ---------                      ---------
                                          69,581       8,311       2,673       56,170        (69,584)                        67,151
Distribution and service fees:
Class A shares                                 -       3,197           -            -              -                          3,197
Class C shares                                 -           -       4,111            -              -                          4,111
Class Y shares                                 -           -           -            -              -                              -
                                       ---------   ---------   ---------    ---------      ---------                      ---------
Net Expenses                              69,581      11,508       6,784       56,170        (69,584)                        74,459
                                       ---------   ---------   ---------    ---------      ---------                      ---------
NET INVESTMENT INCOME                    506,074      74,388      18,278      408,526       (506,070)                       501,196
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments                          125,262      36,043       7,299       81,920       (125,262)  (Note C)             125,262
    Foreign currency transactions              -           -           -            -              -                              -
                                       ---------   ---------   ---------    ---------      ---------                      ---------
                                         125,262      36,043       7,299       81,920       (125,262)                       125,262
                                       ---------   ---------   ---------    ---------      ---------                      ---------
Net change in unrealized appreciation
     (depreciation) on:
    Investments                          106,805       5,239       3,047       98,519       (106,805)                       106,805
    Foreign currency transactions              -           -           -            -              -                              -
                                       ---------   ---------   ---------    ---------      ---------                      ---------
                                         106,805       5,239       3,047       98,519       (106,805)  (Note C)             106,805
                                       ---------   ---------   ---------    ---------      ---------                      ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $ 738,141   $ 115,670   $  28,624    $ 588,965      ($738,137)                     $ 733,263
                                       =========   =========   =========    =========      =========                      =========
Note A: Net of foreign
         withholding tax of:                   -           -           -            -              -                              -
                                       ---------   ---------   ---------    ---------      ---------                      ---------


    The accompanying notes are an integral part of the financial statements.

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)



SHARES                                        VALUE
-------                                    -----------
COMMON STOCKS--99.8%
          AEROSPACE & DEFENSE--1.8%
 10,100   Boeing.........................  $   450,081
                                           -----------
          AUTOMOTIVE--1.7%
  9,000   ITT Industries.................      336,375
  1,500   Magna International, Class A...      102,938
                                           -----------
                                               439,313
                                           -----------
          BANKING--9.1%
 10,500   First American.................      505,313
  6,300   First Chicago..................      558,338
  6,900   Key............................      245,813
 16,500   North Folk Bancorp.............      403,219
 12,000   SLM Holding....................      588,000
                                           -----------
                                             2,300,683
                                           -----------
          BEVERAGES, FOOD & TOBACCO--9.7%
  7,500   General Mills..................      512,813
  9,200   McCormick & Company............      328,612
  7,000   McDonald's.....................      483,000
 10,000   Pepsico........................      411,875
  2,700   Ralston-Ralston Purina Group...      315,394
 16,000   Sysco..........................      410,000
                                           -----------
                                             2,461,694
                                           -----------
          CHEMICALS--1.1%
  3,600   Du Pont (E.I.) De Nemours......      268,650
                                           -----------
          COMMUNICATIONS--0.7%
  7,200   Scientific-Atlanta.............      182,700
                                           -----------
          COMPUTER SOFTWARE &
          PROCESSING--5.3%
 10,000   Ceridian.......................      587,500
  9,000   Computer Associates
          International..................      500,063
  7,200   First Data Corporation.........      239,850
                                           -----------
                                             1,327,413
                                           -----------
          COMPUTERS & INFORMATION--3.9%
 12,400   Compaq Computer................      351,850
 12,200   Sun Microsystems*..............      529,938
  8,000   Western Digital................       94,500
                                           -----------
                                               976,288
                                           -----------
          ELECTRIC UTILITIES--1.1%
  6,100   CMS Energy.....................      268,400
                                           -----------
          ELECTRONICS--4.1%
  7,500   Intel..........................      555,938
  6,600   Thomas & Betts.................      325,050
  4,700   Xilinx*........................      159,800
                                           -----------
                                             1,040,788
                                           -----------





SHARES                                        VALUE
-------                                    -----------
          ENTERTAINMENT & LEISURE--3.1%
 13,400   Mattel.........................  $   566,988
  2,000   The Walt Disney Company........      210,125
                                           -----------
                                               777,113
                                           -----------
          FINANCIAL SERVICES--2.5%
 10,500   Federal National Mortgage
          Association....................      637,875
                                           -----------
          FOREST PRODUCTS & PAPER-- 4.2%
  9,400   Kimberly-Clark.................      431,225
 11,000   Mead...........................      349,250
  7,300   Tenneco........................      277,856
                                           -----------
                                             1,058,331
                                           -----------
          HEALTH CARE PROVIDERS--3.5%
 10,900   Health Care & Retirement.......      429,869
 16,600   Healthsouth....................      443,013
                                           -----------
                                               872,882
                                           -----------
          HEAVY INDUSTRY--0.9%
  3,300   Applied Materials..............       97,350
  2,750   Ingersoll-Rand.................      121,172
                                           -----------
                                               218,522
                                           -----------
          HOME CONSTRUCTION, FURNISHINGS
          & APPLIANCES--6.2%
  6,000   General Electric...............      546,000
  6,000   Johnson Controls...............      343,125
 13,500   Newell.........................      672,469
                                           -----------
                                             1,561,594
                                           -----------
          INSURANCE--8.1%
  5,000   Aetna..........................      380,625
  9,000   Equitable Companies............      674,430
  5,000   Ohio Casualty..................      221,250
 11,100   Reliastar Financial............      532,800
  4,000   Travelers Group................      242,500
                                           -----------
                                             2,051,605
                                           -----------
          MEDICAL SUPPLIES--2.2%
  7,000   Becton Dickinson & Company.....      543,375
                                           -----------
          OIL & GAS--9.9%
  8,300   Mobil..........................      635,988
 10,600   Noble Drilling.................      255,063
  5,500   Schlumberger...................      375,719
  9,400   Texaco.........................      561,063
 19,800   Williams Companies.............      668,250
                                           -----------
                                             2,496,083
                                           -----------
          PHARMACEUTICALS--7.9%
 10,000   Abott Laboratories.............      408,750
  8,400   Amgen..........................      549,150
  4,100   Merck..........................      548,375
 14,000   Sigma Aldrich..................      491,750
                                           -----------
                                             1,998,025
                                           -----------


    The accompanying notes are an integral part of the financial statements.
                                       25

VALUE PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
JUNE 30, 1998 (UNAUDITED)



SHARES                                        VALUE
-------                                    -----------
COMMON STOCKS--CONTINUED
          RETAILERS--4.8%
  7,100   Consolidated Stores*...........  $   257,375
  5,500   Federated Department Stores....      295,969
 10,700   Wal-Mart Stores................      650,025
                                           -----------
                                             1,203,369
                                           -----------
          TELEPHONE SYSTEMS--5.3%
  9,600   Alltel.........................      446,400
  8,000   Bell Atlantic..................      365,000
 13,000   SBC Communications.............      520,000
                                           -----------
                                             1,331,400
                                           -----------
          TRANSPORTATION--2.7%
  5,500   Trinity Industries.............      228,250
  4,400   US Freightways.................      144,512
 13,700   Wisconsin Central Transport*...      299,688
                                           -----------
                                               672,450
                                           -----------
TOTAL COMMON STOCKS
(COST $25,412,137).......................   25,138,634
                                           -----------



                                              VALUE
                                           -----------
TOTAL INVESTMENTS AT VALUE--99.8%
(COST $25,412,137)(a)....................  $25,138,634
CASH AND OTHER ASSETS NET OF
LIABILITIES--0.2%........................       40,169
                                           -----------
NET ASSETS--100.0%.......................  $25,178,803
                                           ===========


------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $25,412,137, resulting in gross unrealized appreciation and depreciation of $967,247 and $1,240,750, respectively, and net unrealized depreciation of $273,503.




VALUE PLUS TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 1998 (UNAUDITED)


                                                                                     ADJUSTMENTS
                                           VALUE          VALUE         VALUE     (REFERENCES ARE                      GROWTH &
                                            PLUS           PLUS          PLUS       TO PRO FORMA                        INCOME
                                         PORTFOLIO       TRUST A        TRUST C      FOOTNOTES)                        PRO FORMA
                                        -----------    -----------     --------   ---------------                     -----------

ASSETS:
Investment in corresponding Select
  Advisors Portfolios, at value                   -    $24,937,702     $242,386     ($25,180,088) (Note C)                      -
Investments at Value (Note A)           $25,138,634              -            -                -                      $25,138,634
Cash and foreign currency                   232,463              -            -                -                          232,463
Receivables for:
  Securities sold                                 -              -            -                -                                -
  Fund shares sold                                -              -            -                -                                -
  Dividend, interest, and foreign
   withholding tax                           25,739              -            -                -                           25,739
  Gain on forward contracts                       -              -            -                -                                -
Deferred organization expenses                    -              -            -                -                                -
Reimbursement receivable from
  Advisor/Sponsor                                 -         24,182       17,904          (32,024) (Notes E,F,G,H,I)        10,062
                                        -----------    -----------     --------     ------------                      -----------
Total Assets                             25,396,836     24,961,884      260,290      (25,212,112)                      25,406,898
                                        -----------    -----------     --------     ------------                      -----------
LIABILITIES:
Payable for fund shares redeemed                  -              -            -                -                                -
Distribution payable from income                  -              -            -                -                                -
Payable for investments purchased           188,827              -            -                -                          188,827
Due to Custodian                                  -              -            -                -                                -
Payable to Advisor (Sponsor)                 16,474              -            -          (16,474) (Note E)                      -
Other accrued expenses                       11,447         30,018       13,353          (15,550) (Notes F,G,H,I)          39,268
                                        -----------    -----------     --------     ------------                      -----------
Total Liabilities                           216,748         30,018       13,353          (32,024)                         228,095
                                        -----------    -----------     --------     ------------                      -----------
NET ASSETS:                             $25,180,088    $24,931,866     $246,937     ($25,180,088)                     $25,178,803
                                        ===========    ===========     ========     ============                      ===========

NET ASSETS CONSIST OF:
Paid-in capital                         $25,180,088    $25,254,219     $250,600     ($25,180,088) (Note C)            $25,504,819
Undistributed Net Income, or
  (distributions in excess of
  net investment income)                          -         19,908         (109)               -                           19,799
Accumulated net realized gain
  (loss) on investments and foreign
  currency, or (distributions in
  excess of net realized gains)                   -        (71,602)        (710)               -                          (72,312)
Net unrealized appreciation
  (depreciation) on investments,
  foreign currency and other assets               -       (270,659)      (2,844)               -                         (273,503)
                                        ===========    ===========     ========     ============                      ===========
NET ASSETS:                             $25,180,088    $24,931,866     $246,937     ($25,180,088)                     $25,178,803
                                        ===========    ===========     ========     ============                      ===========
Class A                                           -    $24,931,866            -                -                      $24,931,866
                                        ===========    ===========     ========     ============                      ===========
Class C                                           -              -     $246,937                -                      $   246,937
                                        ===========    ===========     ========     ============                      ===========
SHARES OUTSTANDING:
Class A                                           -      2,526,311            -                -                        2,526,311
                                        ===========    ===========     ========     ============                      ===========
Class C                                           -              -       25,061                -                           25,061
                                        ===========    ===========     ========     ============                      ===========
NET ASSET VALUE:
CLASS A SHARES
Net asset value and redemptions
  price per share                                 -    $      9.87            -                -                      $      9.87
                                        ===========    ===========     ========     ============                      ===========
Maximum offering price per share
  (based on maximum sales charge
  of 5.75%)                                       -    $     10.47            -                -                      $     10.47
                                        ===========    ===========     ========     ============                      ===========
CLASS C SHARES
Net asset value and offering
  price per share*                                -              -     $   9.85                -                      $      9.85
                                        ===========    ===========     ========     ============                      ===========
Note A: Cost of investments              25,412,137                                                                    25,412,137


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.



VALUE PLUS TRUST A & TRUST C
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)



                                                                                             ADJUSTMENTS
                                          VALUE        VALUE        VALUE        VALUE     (REFERENCES ARE                  VALUE
                                           PLUS         PLUS         PLUS         PLUS       TO PRO FORMA                    PLUS
                                        PORTFOLIO     TRUST A       TRUST C    SEPARATE A     FOOTNOTES)                  PRO FORMA
                                        ---------    ---------     --------    ----------  ---------------                ---------
INVESTMENT INCOME:
Interest income                         $  19,785    $  19,589     $    196     $       0       (19,785)  (Note C)        $  19,785
Dividend income                            54,237       53,703          534             -       (54,237)  (Note C)           54,237
                                        ---------    ---------     --------     ---------     ---------                   ---------
                                           74,022       73,292          730             -       (74,022)                     74,022
                                        ---------    ---------     --------     ---------     ---------                   ---------
EXPENSES:
Allocated expenses from Hub                     -       36,957          367             -       (37,324)  (Note C)                -
Investment Advisory fee                    31,103            -            -             -             -                      31,103
Sponsor fee                                     -        8,211           82             -             -                       8,293
Transfer agent                                  -        6,972        4,979             -             -                      11,951
Custody, Fund accounting and
  administration                           14,799        4,150        4,150             -       (17,750)  (Note F)            5,349
Registration                                    -       13,396        5,581             -         4,000   (Note G)           22,977
Audit                                       2,963        2,490        2,490             -        (1,500)  (Note H)            6,443
Amortization of organization expense            -            -            -             -             -                           -
Printing                                        -          996          498             -          (300)  (Note I)            1,194
Legal                                         548          299          249             -             -                       1,096
Miscellaneous                               1,743        1,245           12             -             -                       3,000
Trustee                                       797          797            8             -             -                       1,602
                                        ---------    ---------     --------     ---------     ---------                   ---------
Total expenses                             51,953       75,513       18,416             -       (52,874)                     93,008
                                        ---------    ---------     --------     ---------     ---------                   ---------
Less: Waiver of Sponsor fees                    -       (8,211)         (82)            -             -                      (8,293)
      Reimbursement from sponsor          (14,629)     (24,182)     (17,904)            -        15,550   (Notes F,G,H,I)   (41,165)
                                        ---------    ---------     --------     ---------     ---------                   ---------
                                           37,324       43,120          430             -       (37,324)                     43,550
Distribution and service fees:
Class A shares                                  -       10,264            -             -             -                      10,264
Class C shares                                  -            -          409             -             -                         409
                                        ---------    ---------     --------     ---------     ---------                   ---------
Net Expenses                               37,324       53,384          839             -       (37,324)                     54,223
                                        ---------    ---------     --------     ---------     ---------                   ---------
NET INVESTMENT INCOME (LOSS)               36,698       19,908         (109)            -       (36,698)                     19,799
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments                           (72,312)     (71,602)        (710)            -        72,312   (Note C)          (72,312)
    Foreign currency transactions               -            -            -             -             -                           -
                                        ---------    ---------     --------     ---------     ---------                   ---------
                                          (72,312)     (71,602)        (710)            -        72,312                     (72,312)
                                        ---------    ---------     --------     ---------     ---------                   ---------
Net change in unrealized appreciation
  (depreciation) on:
  Investments                            (273,503)    (270,659)      (2,844)            -       273,503   (Note C)         (273,503)
  Foreign currency transactions                 -            -            -             -             -                           -
                                        ---------    ---------     --------     ---------     ---------                   ---------
                                         (273,503)    (270,659)      (2,844)            -       273,503                    (273,503)
                                        ---------    ---------     --------     ---------     ---------                   ---------
NET INCREASE (DECREASE) IN NET ASSETS
                                                                                ---------     ---------                   ---------
  RESULTING FROM OPERATIONS              (309,117)    (322,353)      (3,663)    $       0     $ 309,117                   ($326,016)
                                        ---------    ---------     --------     =========     =========                   =========
Note A: Net of foreign
  withholding tax of:                           -            -            -             -             -                           -
                                        ---------    ---------     --------     ---------     ---------                   ---------


    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS, SELECT ADVISORS TRUST A, SELECT ADVISORS TRUST C, THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

Notes to the Pro Forma Combining Financial Statements (unaudited)

NOTE A



Each series of Select Advisors Trust C (each a "Trust C Fund") presently operates as part of a Hub and Spoke(R) mutual fund structure. In this structure, each Trust C Fund (each of which is sometimes referred to as a spoke) currently invests all of its investable assets in the corresponding series (each a "Hub") of Select Advisors Portfolios, where the assets are commingled and commonly invested with assets contributed by other spokes. Each Trust C Fund promotes sales of its shares primarily to retail investors, and is charged a 1.00% Rule 12b-1 Distribution Fee and a deferred sales load on redemptions made within one year of purchase. Seven of the series of Select Advisors Trust A (each a "Trust A Fund") also operate as part of the Hub and Spoke(R) structure. Each Trust A Fund currently invests all of its investable assets in the corresponding Hub. Each Trust A Fund's shares are generally sold with a front end load and each Trust A Fund is charged a Rule 12b-1 Distribution Fee of 0.25%. In addition, The Western and Southern Life Insurance Company Separate Account A ("Separate Account A") invests as a third spoke in certain Hubs.



The Reorganization, if approved, results in the operations of each current
Hub being transferred to, and continued by, a series of a single mutual fund with separate classes of shares. The separate classes of shares operate identically to the shares of the separate Trusts. That is, one class (Class C) will have a distribution system and fee structure identical to that of each current Trust C Fund, and a second class (Class A) will have a distribution system and fee structure identical to that of each current Trust A Fund. In the Reorganization, each Trust C Fund and each Trust A Fund will withdraw its assets (net of its liabilities) from the corresponding Hub. Each Trust A Fund will then acquire all of the assets (net of liabilities) of the corresponding Trust C Fund in exchange for Class C shares of such Trust A Fund. Class C shares so received by each Trust C Fund will be distributed pro rata to shareholders of that Trust C Fund, and the Trust C Funds will, thereafter, be dissolved. In addition, Similarly, where applicable, Separate Account A will withdraw its assets from each Hub in which it invests and will reinvest such assets in a third class (Class Y) of shares of the corresponding Trust A Funds.



After the Reorganization, if approved, each shareholder of each Trust C Fund will receive, in exchange for the shares of the Trust C Fund owned by such shareholder, an equal number of shares of the corresponding Trust A Fund's Class C shares at the same net asset value per share. Each share of each current Trust A Fund outstanding immediately prior to the consummation of the Reorganization automatically will be redesignated (without affecting the rights and privileges appertaining thereto) as a Class A share of such Trust A Fund.

Following the Reorganization, all of the portfolio securities presently held in each Hub and managed by Touchstone Advisors, Inc. and its sub-advisor(s) will be held in the corresponding Trust A Fund, will be owned pro rata by holders of each Trust A Fund's Class A shares, Class C shares, and, if applicable, Class Y shares and will continue to be managed by Touchstone Advisors, Inc. and the relevant sub-advisor(s) pursuant to the same investment objective, policies and programs currently operative at the respective Hubs.



All expenses associated with the Reorganization (which are estimated at $182,000 exclusive of the organizational costs described in Note [D] below) will be paid by Touchstone Advisors, Inc. or one of its affiliates.




NOTE B

The forgoing unaudited Pro Forma Financial Statements consist of: (i) Pro Forma Combining Statements of Assets and Liabilities for Select Advisors Portfolios , Select Advisors Trust A, Select Advisors Trust C and Separate Account A as of December 31, 1997, and as of June 30, 1998, assuming the Reorganization had been consummated on those respective dates; (ii) the Pro Forma Combining Statements of Operations for Select Advisors Portfolios, Select Advisors Trust A, Select Advisors Trust C and Separate Account A for the year ended December 31, 1997, and for the six month period ended June 30, 1998, giving effect to the Reorganization as if it had been consummated on January 1, 1997 and January 1, 1998, respectively; and (iii) Pro Forma Schedules of Investments for the Select Advisors Portfolios, Select Advisors Trust A, Select Advisors Trust C and Separate Account A as of December 31, 1997 and as of June 30, 1998, assuming the Reorganization had been consummated on those respective dates. Select Advisors Portfolios is comprised of the following series: Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Value Plus Portfolio, Growth & Income Portfolio II and Bond Portfolio II. Growth & Income Portfolio II and Bond Portfolio II are not participating directly in the Reorganization and are not included in these statements. Select Advisors Trust A is comprised of the following series: Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A, Touchstone Income Opportunity Fund A, Touchstone Bond Fund A, Touchstone Value Plus Fund A and Touchstone Standby Income Fund. Touchstone Standby Income Fund is not participating directly in the Reorganization and is not included in these statements. Select Advisors Trust C is comprised of the following series:
Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C, Touchstone Income Opportunity Fund C, Touchstone Bond Fund C and Touchstone Value Plus Fund C.

Of the Hubs presented in these statements, Separate Account A invests only in the Growth & Income Portfolio and the Bond Portfolio.

NOTE C



Elimination of the intercompany activity representing duplicative amounts of interest income, dividends, realized and unrealized gains and losses, expenses allocated from the Hubs to the spokes and capital investments and withdrawals that are reflected in the financial statements of both the Hubs and the spokes.



NOTE D

The organization costs of Select Advisors Portfolios and Select Advisors Trust C have been fully expensed as a part of the Reorganization. The Advisor has agreed to reimburse the outstanding balances for organization costs of Select Advisors Portfolios and Select Advisors Trust C as part of the Reorganization to a multiple class structure.

NOTE E

The amounts shown as receivable from and payable to Advisor/Sponsor have been offset.

NOTE F

Estimated reduction of custody, fund accounting and administration fees associated with the Reorganization to a multiple class structure.

NOTE G

Estimated change in the amount of registration fees associated with the change to a multiple class structure.

NOTE H

Estimated reduction of the fees associated with the elimination of audits of the financial statements of Select Advisors Portfolios and Select Advisors Trust C.

NOTE I



Estimated reduction of printing and mailing costs associated with the elimination of Select Advisors Portfolios and Select Advisors Trust C.



NOTE J

These Pro Forma financial statements do not reflect adjustments for any distributions of income or capital gains that might take place as part of the Reorganization.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security or the

Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this
Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 16 EXHIBITS:

(1A)     Amended Declaration of Trust of the Trust.(1)

(1B)     Amendment to Amended Declaration of Trust of the Trust.(2)

(2)      Amended By-Laws of the Trust.(1)

(3)      Inapplicable.

(4)      Agreement and Plan of Reorganization and Liquidation.(6)


(5)      Inapplicable

(6A) Investment Advisory Agreement with respect to Touchstone Standby Income Fund.(1)

(6B) Portfolio Advisory Agreement with respect to Touchstone Standby Income Fund.(1)

(7)      Distribution Agreement.(4)

(8)      Inapplicable.

(9)      Custody Agreement.(4)

(10) Distribution and Service Plan pursuant to Rule 12b-l under the Investment Company Act of 1940, as amended.(4)

(11)     Opinion and consent of counsel as to legality.(6)

(12)     Opinion and consent of counsel as to tax matters.(6)

(13)     Inapplicable.


(14)     Consent of Auditors.


(15)     Inapplicable.

(16)     Inapplicable.

(17A)    Form of Proxy Card.(5)

(17B) Registrant's Registration Statement Part A and Part B relating to the Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A.(3)

(17C) Registration Statement of Select Advisors Trust C ("Trust C") Part A and Part B relating to the Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C.(3)


(17D) Audited Annual Report of Registrant relating to the Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A as of December 31, 1997, is incorporated herein by reference to Registrant's Form N-30D as filed electronically on March 6, 1998.



(17E) Unaudited Semi-Annual Report of Registrant relating to the Touchstone Emerging Growth Fund A, Touchstone International Equity Fund A, Touchstone Income Opportunity Fund A, Touchstone Value Plus Fund A, Touchstone Growth & Income Fund A, Touchstone Balanced Fund A and Touchstone Bond Fund A as of June 30, 1998, is incorporated herein by reference to Registrant's Form N-30D as filed electronically on September 2, 1998.



(17F) Audited Annual Report of Trust C relating to the Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund C as of December 31, 1997, is incorporated herein by reference to Trust C's Form N-30D as filed electronically on March 6, 1998.


(17G) Unaudited Semi-Annual Report of Trust C relating to the Touchstone Emerging Growth Fund C, Touchstone International Equity Fund C, Touchstone Income Opportunity Fund C, Touchstone Value Plus Fund C, Touchstone Growth & Income Fund C, Touchstone Balanced Fund C and Touchstone Bond Fund

         C as of June 30, 1998, is incorporated herein by reference to Trust C's Form N-30D as filed electronically on September 2, 1998.



(27)     Financial Data Schedules.(6)



 1 Incorporated herein by reference from post-effective amendment No. 2 to the Registration Statement as filed with the SEC on April 29, 1996.

 2 Incorporated herein by reference from post-effective amendment No. 5 to the Registration Statement as filed with the SEC on February 13, 1998.

 3 Incorporated herein by reference from post-effective amendment No. 6 to the Registration Statement as filed with the SEC on April 28, 1998.

 4 Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement as filed with the SEC on July 30, 1998.


  5 Incorporated herein by reference from the initial Registration Statement on Form N-14 of the Registrant as filed on August 5, 1998.



 6  Filed herein.



ITEM 17. UNDERTAKINGS

(1) The Undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement (the "Registration Statement") has been signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of September, 1998.


                                       SELECT ADVISORS TRUST A


                                       By: /s/ ANDREW S. JOSEF
                                           Andrew S. Josef, Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 18, 1998.



SIGNATURE                             TITLE

/s/ EDWARD G. HARNESS, JR.            Trustee, President, Chief
Edward G. Harness, Jr.                Executive Officer and
                                      Chairman of the Board

/s/ WILLIAM J. WILLIAMS               Trustee
William J. Williams

/s/ JOSEPH S. STERN, JR.              Trustee
Joseph S. Stern, Jr.

/s/ PHILLIP R. COX                    Trustee
Phillip R. Cox

/s/ DAVID POLLAK                      Trustee
David Pollak

/s/ ROBERT E. STAUTBERG               Trustee
Robert E. Stautberg

/s/ JAMES J. VANCE                    Treasurer (Principal Financial
James J. Vance                        Officer and Principal Accounting
                                      Officer)

                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION


(4)               Agreement and Plan of Reorganization and Liquidation.




(11)              Opinion and consent of counsel as to legality.

(12)              Opinion and consent of counsel as to tax matters.



(14)              Consent of Auditors.



(27)              Financial Data Schedules.